UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report

October 31, 2013

Columbia Small Cap Value Fund I

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

A market rally led by equities

Despite threats of military action in Syria, rumblings from Iran and an impending showdown over the debt ceiling here at home, the U.S. financial markets delivered positive results in the third quarter of 2013. Stocks outperformed bonds by a substantial margin. Still, robust growth continued to elude the U.S. economy, which merely plodded along. New job growth was solid but not spectacular. Consumer spending remained steady, but the only obvious beneficiary was the auto industry. Gains in the housing market met some headwinds, as mortgage rates rose and sales slipped somewhat. Nevertheless, the recovery in housing remained intact.

The Federal Reserve (the Fed) unsettled investors with a hint that it was ready to taper its purchase of U.S. Treasury and mortgage securities. However, its failure to take any action in a September meeting rallied stocks to new highs and brought bonds back into positive territory for the quarter. Small-cap stocks were the U.S. market leaders. Growth outperformed value in a quarter dominated by the materials, industrials and consumer discretionary sectors. Developed markets led the global rally, driven by strengthening economic conditions in the eurozone. Certain emerging stock markets, including China's, bounced back with returns in line with those of the United States. India and Indonesia were exceptions to that trend, as fears of the Fed's tapering efforts rattled investors in both countries.

Improved risk appetites boosted fixed income

Following a weak second quarter, the fixed-income markets made up some ground in the third quarter of 2013. As yields fell, bond prices rallied enough to push returns on non-Treasury sectors into positive territory. Risk appetites improved in response to continued liquidity from the Fed. Against this backdrop, U.S. high-yield and foreign bonds led the fixed-income markets, along with mortgage-backed securities and emerging market bonds. The U.S. municipal bond market was the exception, as it slipped into negative territory in the final week of the period, pressured by heightened concerns over Puerto Rico, potential municipal bankruptcies and continued fund redemptions.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Small Cap Value Fund I

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	12
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	18
Notes to Financial Statements	27
Board Consideration and Approval of Advisory Agreement	33
Important Information About This Report	37

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Small Cap Value Fund I

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Small Cap Value Fund I (the Fund) Class A shares returned 15.51% excluding sales charges for the six months ended October 31, 2013.

>  The Fund outperformed its benchmark, the Russell 2000 Value Index, which returned 13.94% for the same time period.

Average Annual Total Returns (%) (for period ended October 31, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	07/25/86
Excluding sales charges		15.51	32.27	14.07	9.15
Including sales charges		8.85	24.66	12.72	8.50
Class B	11/09/92
Excluding sales charges		15.07	31.28	13.22	8.33
Including sales charges		10.07	26.28	12.97	8.33
Class C	01/15/96
Excluding sales charges		15.07	31.28	13.21	8.33
Including sales charges		14.07	30.28	13.21	8.33
Class I*	09/27/10	15.77	32.87	14.38	9.30
Class R*	09/27/10	15.36	31.94	13.80	8.88
Class R4*	11/08/12	15.65	32.67	14.13	9.18
Class R5*	11/08/12	15.74	32.83	14.16	9.19
Class Y*	07/15/09	15.79	32.88	14.50	9.35
Class Z	07/31/95	15.66	32.61	14.36	9.42
Russell 2000 Value Index		13.94	32.83	14.84	8.78

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Small Cap Value Fund I

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at October 31, 2013)
Greif, Inc., Class A	1.3
Glacier Bancorp, Inc.	1.0
Esterline Technologies Corp.	1.0
LaSalle Hotel Properties	1.0
Southwest Gas Corp.	1.0
IDACORP, Inc.	0.9
Darling International, Inc.	0.9
Stone Energy Corp.	0.9
Highwoods Properties, Inc.	0.9
EnerSys, Inc.	0.9

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at October 31, 2013)
Common Stocks	98.3
Consumer Discretionary	10.9
Consumer Staples	3.0
Energy	7.3
Financials	34.7
Health Care	4.6
Industrials	14.0
Information Technology	11.9
Materials	4.9
Telecommunication Services	0.5
Utilities	6.5
Money Market Funds	1.7
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Jeremy Javidi, CFA

John Barrett, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013
3

Columbia Small Cap Value Fund I

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2013 – October 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,155.10	1,018.60	7.12	6.67	1.31
Class B	1,000.00	1,000.00	1,150.70	1,014.82	11.17	10.46	2.06
Class C	1,000.00	1,000.00	1,150.70	1,014.82	11.17	10.46	2.06
Class I	1,000.00	1,000.00	1,157.70	1,020.87	4.68	4.38	0.86
Class R	1,000.00	1,000.00	1,153.60	1,017.34	8.47	7.93	1.56
Class R4	1,000.00	1,000.00	1,156.50	1,019.81	5.82	5.45	1.07
Class R5	1,000.00	1,000.00	1,157.40	1,020.62	4.95	4.63	0.91
Class Y	1,000.00	1,000.00	1,157.90	1,020.67	4.90	4.58	0.90
Class Z	1,000.00	1,000.00	1,156.60	1,019.86	5.76	5.40	1.06

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Semiannual Report 2013
4

Columbia Small Cap Value Fund I

Portfolio of Investments

October 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.0%

Issuer	Shares	Value ($)
Consumer Discretionary 11.0%
Auto Components 1.5%
Dana Holding Corp.	569,548	11,163,141
Gentherm, Inc.(a)	278,246	6,497,044
Remy International, Inc.	178,200	3,925,746
Total		21,585,931
Distributors —%
VOXX International Corp.(a)	34,551	535,886
Diversified Consumer Services 0.3%
Universal Technical Institute, Inc.	310,256	4,123,302
Hotels, Restaurants & Leisure 1.5%
Del Frisco's Restaurant Group, Inc.(a)	205,570	3,720,817
Life Time Fitness, Inc.(a)	222,060	10,085,965
Red Robin Gourmet Burgers, Inc.(a)	118,388	9,018,798
Total		22,825,580
Household Durables 0.9%
Cavco Industries, Inc.(a)	87,551	5,127,862
Helen of Troy Ltd.(a)	92,240	4,309,453
UCP Inc., Class A(a)	262,830	3,705,903
Total		13,143,218
Leisure Equipment & Products 0.3%
Smith & Wesson Holding Corp.(a)	347,910	3,750,470
Specialty Retail 3.8%
Children's Place Retail Stores, Inc. (The)(a)	183,530	10,018,903
Destination XL Group, Inc.(a)	395,348	2,747,668
Finish Line, Inc., Class A (The)	430,297	10,774,637
Francesca's Holdings Corp.(a)	207,730	3,737,063
Haverty Furniture Companies, Inc.	237,507	6,605,070
Pier 1 Imports, Inc.	373,370	7,795,965
Select Comfort Corp.(a)	214,852	3,936,088
Shoe Carnival, Inc.	262,135	6,812,889
Stage Stores, Inc.	210,420	4,345,173
Total		56,773,456
Textiles, Apparel & Luxury Goods 2.7%
Columbia Sportswear Co.	73,940	4,944,368
Crocs, Inc.(a)	278,330	3,390,059
Deckers Outdoor Corp.(a)	176,110	12,121,651
G-III Apparel Group Ltd.(a)	157,270	8,920,355

Common Stocks (continued)

Issuer	Shares	Value ($)
Steven Madden Ltd.(a)	302,160	11,083,229
Total		40,459,662
Total Consumer Discretionary		163,197,505
Consumer Staples 3.1%
Food & Staples Retailing 0.6%
Andersons, Inc. (The)	121,055	8,979,860
Food Products 2.1%
Chiquita Brands International, Inc.(a)	454,730	4,706,455
Darling International, Inc.(a)	573,310	13,340,924
Fresh Del Monte Produce, Inc.	411,588	10,944,125
John B. Sanfilippo & Son, Inc.	56,507	1,388,942
Total		30,380,446
Personal Products 0.4%
Inter Parfums, Inc.	173,074	6,085,282
Total Consumer Staples		45,445,588
Energy 7.3%
Energy Equipment & Services 3.4%
Dawson Geophysical Co.(a)	159,251	4,656,499
Gulf Island Fabrication, Inc.	202,366	5,103,671
Newpark Resources, Inc.(a)	591,865	7,546,279
Patterson-UTI Energy, Inc.	416,640	10,107,686
Tesco Corp.(a)	353,484	6,072,855
TGC Industries, Inc.	508,191	3,745,368
Tidewater, Inc.	210,961	12,704,071
Total		49,936,429
Oil, Gas & Consumable Fuels 3.9%
Bill Barrett Corp.(a)	285,810	7,908,362
Cloud Peak Energy, Inc.(a)	63,674	993,951
Comstock Resources, Inc.	473,880	8,108,087
Energy XXI Bermuda Ltd.	359,550	10,448,523
Forest Oil Corp.(a)	1,254,150	5,944,671
Rex Energy Corp.(a)	324,700	6,981,050
Stone Energy Corp.(a)	374,159	13,043,183
VAALCO Energy, Inc.(a)	941,885	4,963,734
Total		58,391,561
Total Energy		108,327,990

The accompanying notes to Financial Statements are an intregal part of this statement.

Semiannual Report 2013
5

Columbia Small Cap Value Fund I

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Financials 34.9%
Capital Markets 0.7%
GFI Group, Inc.	874,109	3,033,158
INTL FCStone, Inc.(a)	347,310	7,105,963
Total		10,139,121
Commercial Banks 13.1%
Ameris Bancorp(a)	373,622	6,837,283
BancFirst Corp.	111,864	6,216,282
BankUnited, Inc.	339,519	10,447,000
Banner Corp.	72,642	2,779,283
Bridge Bancorp, Inc.	82,050	1,894,535
Bryn Mawr Bank Corp.	262,836	7,322,611
Chemical Financial Corp.	381,132	11,163,356
Columbia Banking System, Inc.	402,409	10,337,887
Community Trust Bancorp, Inc.	186,676	7,950,531
First Citizens BancShares Inc., Class A	30,371	6,430,452
First Commonwealth Financial Corp.	1,143,550	9,937,449
First Financial Corp.	268,388	9,270,122
First NBC Bank Holding Co.(a)	123,594	3,293,780
FirstMerit Corp.	315,240	7,080,290
Glacier Bancorp, Inc.	546,868	15,109,963
Hancock Holding Co.	365,998	11,997,414
Home Federal Bancorp, Inc.	546,684	8,522,804
Hudson Valley Holding Corp.	165,692	3,063,645
Investors Bancorp, Inc.	413,066	9,793,795
Merchants Bancshares, Inc.	229,142	6,869,677
Northrim BanCorp, Inc.	277,183	6,957,293
Sterling Bancorp	460,982	5,402,709
Synovus Financial Corp.	1,744,789	5,670,564
Union First Market Bankshares Corp.	217,825	5,253,939
Washington Banking Co.	111,897	1,903,368
Wintrust Financial Corp.	278,115	12,100,784
Total		193,606,816
Consumer Finance 0.4%
Cash America International, Inc.	166,672	6,575,210
Diversified Financial Services 0.9%
Interactive Brokers Group, Inc., Class A	377,268	7,783,039
Pico Holdings, Inc.(a)	223,097	5,238,317
Total		13,021,356

Common Stocks (continued)

Issuer	Shares	Value ($)
Insurance 8.8%
Allied World Assurance Co. Holdings AG	102,740	11,125,715
American Equity Investment Life Holding Co.	561,043	11,692,136
Argo Group International Holdings Ltd.	206,363	8,663,119
Baldwin & Lyons, Inc., Class B	194,452	5,314,373
EMC Insurance Group, Inc.	279,057	9,499,100
Endurance Specialty Holdings Ltd.	185,497	10,256,129
FBL Financial Group, Inc., Class A	111,751	4,999,740
Hanover Insurance Group, Inc. (The)	203,880	11,935,135
Horace Mann Educators Corp.	333,592	9,240,498
Kemper Corp.	207,345	7,675,912
National Western Life Insurance Co., Class A	30,675	6,380,400
Navigators Group, Inc. (The)(a)	133,866	7,528,624
Safety Insurance Group, Inc.	138,711	7,586,104
Symetra Financial Corp.	581,103	10,884,059
United Fire Group, Inc.	236,388	7,493,500
Total		130,274,544
Real Estate Investment Trusts (REITs) 8.3%
AG Mortgage Investment Trust, Inc.	367,206	6,000,146
Associated Estates Realty Corp.	375,487	5,759,971
Campus Crest Communities, Inc.	707,644	7,083,516
Chesapeake Lodging Trust	398,816	9,400,093
Cousins Properties, Inc.	803,684	9,105,740
CYS Investments, Inc.	1,075,760	9,133,202
Highwoods Properties, Inc.	335,600	12,954,160
LaSalle Hotel Properties	456,210	14,165,321
National Health Investors, Inc.	130,450	8,155,734
Post Properties, Inc.	184,200	8,425,308
Potlatch Corp.	224,198	9,154,004
Sabra Health Care REIT, Inc.	279,360	7,514,784
Sunstone Hotel Investors, Inc.	661,589	8,766,054
Terreno Realty Corp.	448,225	7,969,441
Total		123,587,474
Thrifts & Mortgage Finance 2.7%
Bank Mutual Corp.	1,014,223	6,450,458
BankFinancial Corp.	431,920	4,012,537
Brookline Bancorp, Inc.	665,458	5,902,613
Essent Group Ltd.(a)	74,148	1,557,108

The accompanying notes to Financial Statements are an intregal part of this statement.

Semiannual Report 2013
6

Columbia Small Cap Value Fund I

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
MGIC Investment Corp.(a)	545,337	4,439,043
Washington Federal, Inc.	514,313	11,716,050
WSFS Financial Corp.	78,364	5,486,264
Total		39,564,073
Total Financials		516,768,594
Health Care 4.7%
Biotechnology 0.1%
Ariad Pharmaceuticals, Inc.(a)	488,470	1,074,634
Health Care Equipment & Supplies 0.7%
CONMED Corp.	266,812	9,677,271
Health Care Providers & Services 2.6%
Centene Corp.(a)	161,940	9,094,550
Chemed Corp.	131,726	8,933,657
Ensign Group, Inc. (The)	83,667	3,562,541
Magellan Health Services, Inc.(a)	169,270	9,936,149
Molina Healthcare, Inc.(a)	232,720	7,363,261
Total		38,890,158
Health Care Technology 0.5%
Allscripts-Misys Healthcare Solutions, Inc.(a)	578,690	8,003,283
Pharmaceuticals 0.8%
Impax Laboratories, Inc.(a)	369,380	7,483,639
Supernus Pharmaceuticals, Inc.(a)	536,226	3,791,118
Total		11,274,757
Total Health Care		68,920,103
Industrials 14.1%
Aerospace & Defense 1.4%
Esterline Technologies Corp.(a)	178,070	14,274,091
KEYW Holding Corp. (The)(a)	579,930	6,669,195
Total		20,943,286
Airlines 0.4%
Hawaiian Holdings, Inc.(a)	706,888	5,831,826
Building Products 0.5%
Universal Forest Products, Inc.	138,380	7,323,070
Commercial Services & Supplies 2.2%
ACCO Brands Corp.(a)	588,108	3,440,432
EnerNOC, Inc.(a)	290,209	4,826,175
Ennis, Inc.	232,129	4,120,290

Common Stocks (continued)

Issuer	Shares	Value ($)
Steelcase, Inc., Class A	622,920	10,209,659
Unifirst Corp.	102,350	10,523,627
Total		33,120,183
Construction & Engineering 0.4%
KHD Humboldt Wedag International AG	384,903	3,331,586
Layne Christensen Co.(a)	127,666	2,469,061
Total		5,800,647
Electrical Equipment 1.8%
Brady Corp., Class A	168,118	4,907,364
EnerSys, Inc.	193,372	12,830,232
GrafTech International Ltd.(a)	944,504	8,406,086
Total		26,143,682
Machinery 5.8%
Albany International Corp., Class A	265,078	9,757,521
Altra Holdings, Inc.	219,406	6,663,360
Briggs & Stratton Corp.	354,829	6,507,564
CIRCOR International, Inc.	130,590	9,633,624
Dynamic Materials Corp.	208,585	4,609,729
EnPro Industries, Inc.(a)	150,806	8,998,594
FreightCar America, Inc.	163,108	3,627,522
Gorman-Rupp Co.	92,992	3,788,494
Kadant, Inc.	143,720	5,145,176
LB Foster Co., Class A	161,832	7,565,646
Lydall, Inc.(a)	82,264	1,498,850
Mueller Industries, Inc.	167,141	10,076,931
Titan International, Inc.	343,260	4,977,270
Twin Disc, Inc.	124,608	3,223,609
Total		86,073,890
Professional Services 0.5%
Korn/Ferry International(a)	337,152	8,024,218
Road & Rail 1.1%
Heartland Express, Inc.	469,876	6,747,419
Werner Enterprises, Inc.	392,899	9,099,541
Total		15,846,960
Total Industrials		209,107,762

The accompanying notes to Financial Statements are an intregal part of this statement.

Semiannual Report 2013
7

Columbia Small Cap Value Fund I

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Information Technology 12.0%
Communications Equipment 0.7%
Digi International, Inc.(a)	87,936	886,395
Harmonic, Inc.(a)	520,980	3,808,364
Symmetricom, Inc.(a)	739,411	5,301,577
Total		9,996,336
Electronic Equipment, Instruments & Components 2.5%
Audience, Inc.(a)	112,193	1,281,244
Electro Scientific Industries, Inc.	161,654	1,936,615
GSI Group, Inc.(a)	405,149	4,043,387
Littelfuse, Inc.	147,465	12,538,949
Measurement Specialties, Inc.(a)	118,039	6,578,314
MTS Systems Corp.	113,642	7,423,095
Rofin-Sinar Technologies, Inc.(a)	135,281	3,551,126
Total		37,352,730
Internet Software & Services 0.9%
j2 Global, Inc.	229,535	12,619,834
IT Services 1.2%
Global Cash Access Holdings, Inc.(a)	498,014	4,133,516
MoneyGram International, Inc.(a)	325,602	6,873,459
TeleTech Holdings, Inc.(a)	266,994	7,067,331
Total		18,074,306
Semiconductors & Semiconductor Equipment 4.7%
ATMI, Inc.(a)	260,715	7,127,948
Cypress Semiconductor Corp.	395,510	3,670,333
Entegris, Inc.(a)	868,592	8,989,927
Integrated Device Technology, Inc.(a)	947,819	10,084,794
Integrated Silicon Solution(a)	153,950	1,659,581
IXYS Corp.	106,401	1,237,444
M/A-COM Technology Solutions Holdings, Inc.(a)	194,712	3,362,676
Microsemi Corp.(a)	150,520	3,782,568
MKS Instruments, Inc.	289,444	8,579,120
RF Micro Devices, Inc.(a)	1,297,030	6,809,407
Silicon Image, Inc.(a)	540,375	2,836,969
Silicon Laboratories, Inc.(a)	135,760	5,460,267
Teradyne, Inc.(a)	317,750	5,557,448
Total		69,158,482

Common Stocks (continued)

Issuer	Shares	Value ($)
Software 2.0%
Mentor Graphics Corp.	518,780	11,454,662
Progress Software Corp.(a)	178,972	4,646,113
PTC, Inc.(a)	312,206	8,654,350
Tangoe, Inc.(a)	268,796	5,134,004
Total		29,889,129
Total Information Technology		177,090,817
Materials 4.9%
Chemicals 2.3%
A. Schulman, Inc.	213,648	7,076,022
LSB Industries, Inc.(a)	232,266	8,528,808
OM Group, Inc.(a)	281,886	9,584,124
Tronox Ltd., Class A	362,258	8,364,537
Total		33,553,491
Containers & Packaging 1.2%
Greif, Inc., Class A	349,500	18,694,755
Metals & Mining 1.4%
Hecla Mining Co.	1,849,590	5,770,721
Olympic Steel, Inc.	262,141	7,174,799
US Silica Holdings, Inc.	217,655	7,578,747
Total		20,524,267
Total Materials		72,772,513
Telecommunication Services 0.5%
Diversified Telecommunication Services 0.2%
Cbeyond, Inc.(a)	411,922	2,652,777
Wireless Telecommunication Services 0.3%
Shenandoah Telecommunications Co.	164,912	4,573,010
Total Telecommunication Services		7,225,787
Utilities 6.5%
Electric Utilities 3.4%
Allete, Inc.	188,970	9,548,654
El Paso Electric Co.	266,777	9,382,547
IDACORP, Inc.	265,204	13,684,526
MGE Energy, Inc.	130,138	7,328,071
Portland General Electric Co.	357,739	10,267,109
Total		50,210,907

The accompanying notes to Financial Statements are an intregal part of this statement.

Semiannual Report 2013
8

Columbia Small Cap Value Fund I

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Gas Utilities 1.8%
Laclede Group, Inc. (The)	238,914	11,245,682
Southwest Gas Corp.	257,145	13,952,688
WGL Holdings, Inc.	47,104	2,120,151
Total		27,318,521
Multi-Utilities 1.3%
Avista Corp.	358,949	9,975,193
Vectren Corp.	272,086	9,501,243
Total		19,476,436
Total Utilities		97,005,864
Total Common Stocks (Cost: $1,047,701,277)		1,465,862,523

Money Market Funds 1.7%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.093%(b)(c)	24,935,352	24,935,352
Total Money Market Funds (Cost: $24,935,352)		24,935,352
Total Investments (Cost: $1,072,636,629)		1,490,797,875
Other Assets & Liabilities, Net		(10,283,599)
Net Assets		1,480,514,276

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at October 31, 2013.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Alteva, Inc.*	4,300,945	—	(2,537,171)	(1,763,774)	—	93,099	—
Columbia Short-Term Cash Fund	15,318,686	193,494,524	(183,877,858)	—	24,935,352	16,744	24,935,352
Total	19,619,631	193,494,524	(186,415,029)	(1,763,774)	24,935,352	109,843	24,935,352

*Issuer was not an affiliate for the entire period ended October 31, 2013.

Abbreviation Legend

MGIC  Mortgage Guaranty Insurance Corporation

The accompanying notes to Financial Statements are an intregal part of this statement.

Semiannual Report 2013
9

Columbia Small Cap Value Fund I

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying notes to Financial Statements are an intregal part of this statement.

Semiannual Report 2013
10

Columbia Small Cap Value Fund I

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	163,197,505	—	—	163,197,505
Consumer Staples	45,445,588	—	—	45,445,588
Energy	108,327,990	—	—	108,327,990
Financials	516,768,594	—	—	516,768,594
Health Care	68,920,103	—	—	68,920,103
Industrials	205,776,176	3,331,586	—	209,107,762
Information Technology	177,090,817	—	—	177,090,817
Materials	72,772,513	—	—	72,772,513
Telecommunication Services	7,225,787	—	—	7,225,787
Utilities	97,005,864	—	—	97,005,864
Total Equity Securities	1,462,530,937	3,331,586	—	1,465,862,523
Mutual Funds
Money Market Funds	24,935,352	—	—	24,935,352
Total Mutual Funds	24,935,352	—	—	24,935,352
Total	1,487,466,289	3,331,586	—	1,490,797,875

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying notes to Financial Statements are an intregal part of this statement.

Semiannual Report 2013
11

Columbia Small Cap Value Fund I

Statement of Assets and Liabilities

October 31, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,047,701,277)	$1,465,862,523
Affiliated issuers (identified cost $24,935,352)	24,935,352
Total investments (identified cost $1,072,636,629)	1,490,797,875
Receivable for:
Investments sold	589,157
Capital shares sold	1,112,105
Dividends	486,306
Reclaims	5,052
Prepaid expenses	14,047
Trustees' deferred compensation plan	96,797
Total assets	1,493,101,339
Liabilities
Payable for:
Investments purchased	4,424,052
Capital shares purchased	7,471,305
Investment management fees	30,476
Distribution and/or service fees	4,528
Transfer agent fees	427,344
Administration fees	3,068
Compensation of board members	1,206
Chief compliance officer expenses	243
Other expenses	128,044
Trustees' deferred compensation plan	96,797
Total liabilities	12,587,063
Net assets applicable to outstanding capital stock	$1,480,514,276
Represented by
Paid-in capital	$857,334,731
Undistributed net investment income	5,514,807
Accumulated net realized gain	199,503,279
Unrealized appreciation (depreciation) on:
Investments	418,161,246
Foreign currency translations	213
Total — representing net assets applicable to outstanding capital stock	$1,480,514,276

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Small Cap Value Fund I

Statement of Assets and Liabilities (continued)

October 31, 2013 (Unaudited)

Class A
Net assets	$477,700,297
Shares outstanding	9,057,292
Net asset value per share	$52.74
Maximum offering price per share(a)	$55.96
Class B
Net assets	$4,823,089
Shares outstanding	116,558
Net asset value per share	$41.38
Class C
Net assets	$38,352,531
Shares outstanding	868,788
Net asset value per share	$44.14
Class I
Net assets	$61,195,532
Shares outstanding	1,095,463
Net asset value per share	$55.86
Class R
Net assets	$2,599,343
Shares outstanding	49,302
Net asset value per share	$52.72
Class R4
Net assets	$3,560,510
Shares outstanding	62,883
Net asset value per share	$56.62
Class R5
Net assets	$1,473,062
Shares outstanding	26,012
Net asset value per share	$56.63
Class Y
Net assets	$21,003,252
Shares outstanding	375,897
Net asset value per share	$55.88
Class Z
Net assets	$869,806,660
Shares outstanding	15,600,461
Net asset value per share	$55.76

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Small Cap Value Fund I

Statement of Operations

Six Months Ended October 31, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$12,677,840
Dividends — affiliated issuers	109,843
Foreign taxes withheld	(5,599)
Total income	12,782,084
Expenses:
Investment management fees	5,690,153
Distribution and/or service fees
Class A	610,930
Class B	26,032
Class C	188,258
Class R	6,097
Transfer agent fees
Class A	497,904
Class B	5,305
Class C	38,364
Class R	2,486
Class R4	1,060
Class R5	174
Class Z	942,733
Administration fees	572,796
Compensation of board members	27,693
Custodian fees	13,925
Printing and postage fees	141,306
Registration fees	59,248
Professional fees	34,520
Line of credit interest expense	479
Chief compliance officer expenses	515
Other	21,265
Total expenses	8,881,243
Expense reductions	(6,462)
Total net expenses	8,874,781
Net investment income	3,907,303
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	115,299,299
Investments — affiliated issuers	(1,763,774)
Foreign currency translations	(48)
Net realized gain	113,535,477
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	103,098,322
Investments — affiliated issuers	(1,546,781)
Foreign currency translations	204
Net change in unrealized appreciation (depreciation)	101,551,745
Net realized and unrealized gain	215,087,222
Net increase in net assets resulting from operations	$218,994,525

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Small Cap Value Fund I

Statement of Changes in Net Assets

	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013(a)
Operations
Net investment income	$3,907,303	$13,140,390
Net realized gain	113,535,477	161,450,234
Net change in unrealized appreciation (depreciation)	101,551,745	33,944,196
Net increase in net assets resulting from operations	218,994,525	208,534,820
Distributions to shareholders
Net investment income
Class A	—	(2,900,099)
Class C	—	(6)
Class I	—	(547,980)
Class R	—	(6,051)
Class R4	—	(20)
Class R5	—	(23)
Class Y	—	(10,555)
Class Z	—	(6,869,290)
Net realized gains
Class A	—	(20,086,386)
Class B	—	(343,993)
Class C	—	(1,632,162)
Class I	—	(1,989,451)
Class R	—	(73,833)
Class R4	—	(95)
Class R5	—	(95)
Class Y	—	(39,569)
Class Z	—	(33,024,775)
Total distributions to shareholders	—	(67,524,383)
Increase (decrease) in net assets from capital stock activity	(290,425,754)	(337,505,049)
Total decrease in net assets	(71,431,229)	(196,494,612)
Net assets at beginning of period	1,551,945,505	1,748,440,117
Net assets at end of period	$1,480,514,276	$1,551,945,505
Undistributed net investment income	$5,514,807	$1,607,504

(a) Class R4 and Class R5 shares are for the period from November 8, 2012 (commencement of operations) to April 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia Small Cap Value Fund I

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	661,568	32,759,010	1,908,137	79,899,792
Distributions reinvested	—	—	531,717	21,461,317
Redemptions	(2,969,478)	(143,700,422)	(5,170,170)	(217,896,943)
Net decrease	(2,307,910)	(110,941,412)	(2,730,316)	(116,535,834)
Class B shares
Subscriptions	127	5,093	1,494	48,717
Distributions reinvested	—	—	9,703	308,353
Redemptions(b)	(35,564)	(1,383,899)	(173,042)	(5,727,907)
Net decrease	(35,437)	(1,378,806)	(161,845)	(5,370,837)
Class C shares
Subscriptions	10,938	454,759	39,486	1,388,004
Distributions reinvested	—	—	38,620	1,309,608
Redemptions	(80,728)	(3,325,509)	(330,817)	(11,645,024)
Net decrease	(69,790)	(2,870,750)	(252,711)	(8,947,412)
Class I shares
Subscriptions	11,346	597,117	459,264	19,998,024
Distributions reinvested	—	—	59,583	2,536,896
Redemptions	(152,869)	(7,684,838)	(518,321)	(24,069,407)
Net increase (decrease)	(141,523)	(7,087,721)	526	(1,534,487)
Class R shares
Subscriptions	4,063	202,733	7,824	329,466
Distributions reinvested	—	—	1,969	79,603
Redemptions	(3,771)	(185,708)	(5,601)	(231,921)
Net increase	292	17,025	4,192	177,148
Class R4 shares
Subscriptions	64,881	3,452,595	58	2,500
Redemptions	(2,056)	(114,863)	—	—
Net increase	62,825	3,337,732	58	2,500
Class R5 shares
Subscriptions	27,682	1,490,982	58	2,500
Redemptions	(1,728)	(94,131)	—	—
Net increase	25,954	1,396,851	58	2,500
Class Y shares
Subscriptions	363,955	18,859,099	3,556	152,548
Redemptions	(13,515)	(720,426)	(2,134)	(100,045)
Net increase	350,440	18,138,673	1,422	52,503

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia Small Cap Value Fund I

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Class Z shares
Subscriptions	1,320,681	69,088,991	4,093,384	180,407,360
Distributions reinvested	—	—	755,073	32,137,789
Redemptions	(4,976,222)	(260,126,337)	(9,548,544)	(417,896,279)
Net decrease	(3,655,541)	(191,037,346)	(4,700,087)	(205,351,130)
Total net decrease	(5,770,690)	(290,425,754)	(7,838,703)	(337,505,049)

(a) Class R4 and Class R5 shares are for the period from November 8, 2012 (commencement of operations) to April 30, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
17

Columbia Small Cap Value Fund I

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended June 30,
Class A	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$45.66		$41.67		$46.21		$35.84		$29.29		$39.50		$52.16
Income from investment operations:
Net investment income	0.09		0.29		0.14		0.16		0.15		0.23	(b)	0.15
Net realized and unrealized gain (loss)	6.99		5.58		(1.81)		10.80		6.58		(8.50)		(8.46)
Total from investment operations	7.08		5.87		(1.67)		10.96		6.73		(8.27)		(8.31)
Less distributions to shareholders:
Net investment income	—		(0.24)		(0.16)		(0.44)		(0.18)		(0.01)		(0.14)
Net realized gains	—		(1.64)		(2.72)		(0.15)		—		(1.93)		(4.21)
Total distributions to shareholders	—		(1.88)		(2.88)		(0.59)		(0.18)		(1.94)		(4.35)
Proceeds from regulatory settlements	—		—		0.01		—		0.00	(c)	0.00	(c)	—
Net asset value, end of period	$52.74		$45.66		$41.67		$46.21		$35.84		$29.29		$39.50
Total return	15.51%		14.68%		(3.21	%)(d)	30.67%		22.99%		(20.73%)		(16.96%)
Ratios to average net assets(e)
Total gross expenses	1.31	%(f)(g)	1.32%		1.31	%(f)	1.25	%(g)	1.27	%(g)	1.38	%(g)	1.26	%(g)
Total net expenses(h)	1.31	%(f)(g)(i)	1.32	%(i)	1.31	%(f)(i)	1.25	%(g)(i)	1.27	%(g)(i)	1.38	%(g)(i)	1.26	%(g)(i)
Net investment income	0.36	%(f)	0.70%		0.41	%(f)	0.37%		0.43%		0.74%		0.29%
Supplemental data
Net assets, end of period (in thousands)	$477,700		$518,968		$587,332		$704,167		$593,209		$443,154		$513,671
Portfolio turnover	19%		42%		23%		31%		30%		50%		40%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to April 30, 2012. During the period, the Fund's fiscal year end was changed from June 30 to April 30.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(c)  Rounds to zero.

(d)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
18

Columbia Small Cap Value Fund I

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended June 30,
Class B	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$35.96		$33.22		$37.54		$29.17		$23.96		$33.00		$44.51
Income from investment operations:
Net investment income (loss)	(0.07)		0.04		(0.10)		(0.13)		(0.10)		(0.01	)(b)	(0.21)
Net realized and unrealized gain (loss)	5.49		4.34		(1.50)		8.80		5.38		(7.10)		(7.09)
Total from investment operations	5.42		4.38		(1.60)		8.67		5.28		(7.11)		(7.30)
Less distributions to shareholders:
Net investment income	—		—		—		(0.15)		(0.07)		—		—
Net realized gains	—		(1.64)		(2.72)		(0.15)		—		(1.93)		(4.21)
Total distributions to shareholders	—		(1.64)		(2.72)		(0.30)		(0.07)		(1.93)		(4.21)
Proceeds from regulatory settlements	—		—		0.00	(c)	—		0.00	(c)	0.00	(c)	—
Net asset value, end of period	$41.38		$35.96		$33.22		$37.54		$29.17		$23.96		$33.00
Total return	15.07%		13.84%		(3.85	%)(d)	29.76%		22.02%		(21.31%)		(17.58%)
Ratios to average net assets(e)
Total gross expenses	2.06	%(f)(g)	2.06%		2.07	%(f)	2.00	%(g)	2.02	%(g)	2.13	%(g)	2.01	%(g)
Total net expenses(h)	2.06	%(f)(g)(i)	2.06	%(i)	2.07	%(f)(i)	2.00	%(g)(i)	2.02	%(g)(i)	2.13	%(g)(i)	2.01	%(g)(i)
Net investment income (loss)	(0.38	%)(f)	0.11%		(0.37	%)(f)	(0.38%)		(0.33%)		(0.02%)		(0.47%)
Supplemental data
Net assets, end of period (in thousands)	$4,823		$5,466		$10,427		$17,908		$22,775		$28,977		$50,784
Portfolio turnover	19%		42%		23%		31%		30%		50%		40%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to April 30, 2012. During the period, the Fund's fiscal year end was changed from June 30 to April 30.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(c)  Rounds to zero.

(d)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
19

Columbia Small Cap Value Fund I

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended June 30,
Class C	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$38.36		$35.33		$39.73		$30.87		$25.35		$34.76		$46.65
Income from investment operations:
Net investment loss	(0.08)		(0.01)		(0.10)		(0.14)		(0.10)		(0.00	)(b)(c)	(0.22)
Net realized and unrealized gain (loss)	5.86		4.68		(1.58)		9.30		5.69		(7.48)		(7.46)
Total from investment operations	5.78		4.67		(1.68)		9.16		5.59		(7.48)		(7.68)
Less distributions to shareholders:
Net investment income	—		—		—		(0.15)		(0.07)		—		—
Net realized gains	—		(1.64)		(2.72)		(0.15)		—		(1.93)		(4.21)
Total distributions to shareholders	—		(1.64)		(2.72)		(0.30)		(0.07)		(1.93)		(4.21)
Proceeds from regulatory settlements	—		—		0.00	(b)	—		0.00	(b)	0.00	(b)	—
Net asset value, end of period	$44.14		$38.36		$35.33		$39.73		$30.87		$25.35		$34.76
Total return	15.07%		13.83%		(3.84	%)(d)	29.71%		22.04%		(21.30%)		(17.59%)
Ratios to average net assets(e)
Total gross expenses	2.06	%(f)(g)	2.07%		2.06	%(f)	2.00	%(g)	2.02	%(g)	2.13	%(g)	2.01	%(g)
Total net expenses(h)	2.06	%(f)(g)(i)	2.07	%(i)	2.06	%(f)(i)	2.00	%(g)(i)	2.02	%(g)(i)	2.13	%(g)(i)	2.01	%(g)(i)
Net investment loss	(0.40	%)(f)	(0.04%)		(0.34	%)(f)	(0.38%)		(0.33%)		(0.01%)		(0.47%)
Supplemental data
Net assets, end of period (in thousands)	$38,353		$36,007		$42,092		$52,248		$49,888		$44,377		$61,053
Portfolio turnover	19%		42%		23%		31%		30%		50%		40%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to April 30, 2012. During the period, the Fund's fiscal year end was changed from June 30 to April 30.

(b)  Rounds to zero.

(c)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(d)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
20

Columbia Small Cap Value Fund I

Financial Highlights (continued)

	Six Months Ended					Year Ended
	October 31, 2013		Year Ended April 30,			June 30,
Class I	(Unaudited)		2013	2012(a)		2011(b)
Per share data
Net asset value, beginning of period	$48.25		$43.93	$48.60		$40.40
Income from investment operations:
Net investment income	0.22		0.52	0.31		0.30
Net realized and unrealized gain (loss)	7.39		5.87	(1.90)		8.66
Total from investment operations	7.61		6.39	(1.59)		8.96
Less distributions to shareholders:
Net investment income	—		(0.43)	(0.37)		(0.61)
Net realized gains	—		(1.64)	(2.72)		(0.15)
Total distributions to shareholders	—		(2.07)	(3.09)		(0.76)
Proceeds from regulatory settlements	—		—	0.01		—
Net asset value, end of period	$55.86		$48.25	$43.93		$48.60
Total return	15.77%		15.19%	(2.85	%)(c)	22.29%
Ratios to average net assets(d)
Total gross expenses	0.86	%(e)(f)	0.87%	0.86	%(e)	0.83	%(e)(f)
Total net expenses(g)	0.86	%(e)(f)	0.87%	0.86	%(e)	0.83	%(e)(f)(h)
Net investment income	0.82	%(e)	1.17%	0.85	%(e)	0.84	%(e)
Supplemental data
Net assets, end of period (in thousands)	$61,196		$59,690	$54,312		$75,716
Portfolio turnover	19%		42%	23%		31%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to April 30, 2012. During the period, the Fund's fiscal year end was changed from June 30 to April 30.

(b)  For the period from September 27, 2010 (commencement of operations) to June 30, 2011.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
21

Columbia Small Cap Value Fund I

Financial Highlights (continued)

	Six Months Ended						Year Ended
	October 31, 2013		Year Ended April 30,				June 30,
Class R	(Unaudited)		2013		2012(a)		2011(b)
Per share data
Net asset value, beginning of period	$45.70		$41.70		$46.23		$38.43
Income from investment operations:
Net investment income	0.03		0.14		0.12		0.09
Net realized and unrealized gain (loss)	6.99		5.63		(1.86)		8.22
Total from investment operations	7.02		5.77		(1.74)		8.31
Less distributions to shareholders:
Net investment income	—		(0.13)		(0.08)		(0.36)
Net realized gains	—		(1.64)		(2.72)		(0.15)
Total distributions to shareholders	—		(1.77)		(2.80)		(0.51)
Proceeds from regulatory settlements	—		—		0.01		—
Net asset value, end of period	$52.72		$45.70		$41.70		$46.23
Total return	15.36%		14.40%		(3.37	%)(c)	21.68%
Ratios to average net assets(d)
Total gross expenses	1.56	%(e)(f)	1.57%		1.53	%(e)	1.50	%(e)(f)
Total net expenses(g)	1.56	%(e)(f)(h)	1.57	%(h)	1.53	%(e)(h)	1.50	%(e)(f)(h)
Net investment income	0.10	%(e)	0.33%		0.34	%(e)	0.27	%(e)
Supplemental data
Net assets, end of period (in thousands)	$2,599		$2,240		$1,869		$21
Portfolio turnover	19%		42%		23%		31%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to April 30, 2012. During the period, the Fund's fiscal year end was changed from June 30 to April 30.

(b)  For the period from September 27, 2010 (commencement of operations) to June 30, 2011.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
22

Columbia Small Cap Value Fund I

Financial Highlights (continued)

Class R4	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30, 2013(a)
Per share data
Net asset value, beginning of period	$48.96		$43.31
Income from investment operations:
Net investment income	0.06		0.22
Net realized and unrealized gain	7.60		7.42
Total from investment operations	7.66		7.64
Less distributions to shareholders:
Net investment income	—		(0.35)
Net realized gains	—		(1.64)
Total distributions to shareholders	—		(1.99)
Net asset value, end of period	$56.62		$48.96
Total return	15.65%		18.27%
Ratios to average net assets(b)
Total gross expenses	1.07	%(c)(d)	0.99	%(c)
Total net expenses(e)	1.07	%(c)(d)(f)	0.99	%(c)
Net investment income	0.23	%(c)	1.00	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3,561		$3
Portfolio turnover	19%		42%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to April 30, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
23

Columbia Small Cap Value Fund I

Financial Highlights (continued)

Class R5	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30, 2013(a)
Per share data
Net asset value, beginning of period	$48.93		$43.31
Income from investment operations:
Net investment income	0.15		0.24
Net realized and unrealized gain	7.55		7.41
Total from investment operations	7.70		7.65
Less distributions to shareholders:
Net investment income	—		(0.39)
Net realized gains	—		(1.64)
Total distributions to shareholders	—		(2.03)
Net asset value, end of period	$56.63		$48.93
Total return	15.74%		18.31%
Ratios to average net assets(b)
Total gross expenses	0.91	%(c)(d)	0.89	%(c)
Total net expenses(e)	0.91	%(c)(d)	0.89	%(c)
Net investment income	0.54	%(c)	1.10	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,473		$3
Portfolio turnover	19%		42%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to April 30, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
24

Columbia Small Cap Value Fund I

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,			Year Ended June 30,
Class Y	(Unaudited)		2013	2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$48.26		$43.93	$48.60		$37.63		$31.68
Income from investment operations
Net investment income	0.15		0.50	0.31		0.37		0.31
Net realized and unrealized gain (loss)	7.47		5.90	(1.90)		11.36		5.88
Total from investment operations	7.62		6.40	(1.59)		11.73		6.19
Less distributions to shareholders:
Net investment income	—		(0.43)	(0.37)		(0.61)		(0.24)
Net realized gains	—		(1.64)	(2.72)		(0.15)		—
Total distributions to shareholders	—		(2.07)	(3.09)		(0.76)		(0.24)
Proceeds from regulatory settlements	—		—	0.01		—		0.00	(c)
Net asset value, end of period	$55.88		$48.26	$43.93		$48.60		$37.63
Total return	15.79%		15.20%	(2.86	%)(d)	31.27%		19.57%
Ratios to average net assets(e)
Total gross expenses	0.90	%(f)(g)	0.87%	0.86	%(f)	0.81	%(g)	0.85	%(f)(g)
Total net expenses(h)	0.90	%(f)(g)	0.87%	0.86	%(f)	0.81	%(g)(i)	0.85	%(f)(g)(i)
Net investment income	0.60	%(f)	1.14%	0.85	%(f)	0.82%		0.85	%(f)
Supplemental data
Net assets, end of period (in thousands)	$21,003		$1,229	$1,056		$1,323		$1,111
Portfolio turnover	19%		42%	23%		31%		30%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to April 30, 2012. During the period, the Fund's fiscal year end was changed from June 30 to April 30.

(b)  For the period from July 15, 2009 (commencement of operations) to June 30, 2010.

(c)  Rounds to zero.

(d)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
25

Columbia Small Cap Value Fund I

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended June 30,
Class Z	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$48.21		$43.89		$48.53		$37.60		$30.68		$41.22		$54.23
Income from investment operations:
Net investment income	0.16		0.41		0.24		0.28		0.26		0.32	(b)	0.30
Net realized and unrealized gain (loss)	7.39		5.89		(1.89)		11.34		6.88		(8.87)		(8.84)
Total from investment operations	7.55		6.30		(1.65)		11.62		7.14		(8.55)		(8.54)
Less distributions to shareholders:
Net investment income	—		(0.34)		(0.28)		(0.54)		(0.22)		(0.06)		(0.26)
Net realized gains	—		(1.64)		(2.72)		(0.15)		—		(1.93)		(4.21)
Total distributions to shareholders	—		(1.98)		(3.00)		(0.69)		(0.22)		(1.99)		(4.47)
Proceeds from regulatory settlements	—		—		0.01		—		0.00	(c)	0.00	(c)	—
Net asset value, end of period	$55.76		$48.21		$43.89		$48.53		$37.60		$30.68		$41.22
Total return	15.66%		14.97%		(3.00	%)(d)	31.00%		23.28%		(20.53%)		(16.74%)
Ratios to average net assets(e)
Total gross expenses	1.06	%(f)(g)	1.07%		1.06	%(f)	1.00	%(g)	1.02	%(g)	1.13	%(g)	1.01	%(g)
Total net expenses(h)	1.06	%(f)(g)(i)	1.07	%(i)	1.06	%(f)(i)	1.00	%(g)(i)	1.02	%(g)(i)	1.13	%(g)(i)	1.01	%(g)(i)
Net investment income	0.61	%(f)	0.93%		0.67	%(f)	0.62%		0.69%		1.00%		0.55%
Supplemental data
Net assets, end of period (in thousands)	$869,807		$928,340		$1,051,352		$1,109,078		$774,590		$364,071		$235,632
Portfolio turnover	19%		42%		23%		31%		30%		50%		40%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to April 30, 2012. During the period, the Fund's fiscal year end was changed from June 30 to April 30.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(c)  Rounds to zero.

(d)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
26

Columbia Small Cap Value Fund I

Notes to Financial Statements

October 31, 2013 (Unaudited)

Note 1. Organization

Columbia Small Cap Value Fund I (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including

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Columbia Small Cap Value Fund I

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise

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Columbia Small Cap Value Fund I

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.79% to 0.70% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended October 31, 2013 was 0.74% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended October 31, 2013 was 0.07% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent

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Columbia Small Cap Value Fund I

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class Y shares are not subject to transfer agent fee through April 30, 2014.

For the six months ended October 31, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class R	0.20
Class R4	0.21
Class R5	0.05
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2013, these minimum account balance fees reduced total expenses by $6,462.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75% and 0.25% of the average daily net assets attributable to Class B, Class C and Class R shares, respectively.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $21,378 for Class A, $694 for Class B and $65 for Class C shares for the six months ended October 31, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	September 1, 2013 through August 31, 2014	Prior to September 1, 2013
Class A	1.40%	1.40%
Class B	2.15	2.15
Class C	2.15	2.15
Class I	1.00	0.99
Class R	1.65	1.65
Class R4	1.15	1.15
Class R5	1.05	1.04
Class Y	1.00	0.99
Class Z	1.15	1.15

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2013, the cost of investments for federal income tax purposes was approximately $1,072,637,000 and

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Columbia Small Cap Value Fund I

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$435,420,000
Unrealized depreciation	(17,259,000)
Net unrealized appreciation	$418,161,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $280,326,455 and $565,244,153, respectively, for the six months ended October 31, 2013.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At October 31, 2013, two unaffiliated shareholder accounts owned an aggregate of 32.4% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 10, 2013, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, continues to permit collective borrowings up to $500 million under the same terms and interest rates as described above. Effective December 10, 2013, the Fund pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum.

For the six months ended October 31, 2013, the average daily loan balance outstanding on days when borrowing existed was $14,400,000 at a weighted average interest rate of 1.20%. Interest expense incurred by the Fund is recorded as interest expense in the Statement of Operations.

Note 9. Significant Risks

Financial Sector Risk

The Fund's portfolio managers may invest significantly in issuers operating in the financial sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an

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Columbia Small Cap Value Fund I

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Columbia Small Cap Value Fund I

Board Consideration and Approval of Advisory Agreement

On June 14, 2013, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Small Cap Value Fund I (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 5, 2013, April 24, 2013 and June 13, 2013, and at the Board meeting held on June 14, 2013. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2013, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 14, 2013, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by the independent third-party data provider);

•  The terms and conditions of the Advisory Agreement;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of comparable portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

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Columbia Small Cap Value Fund I

Board Consideration and Approval of Advisory Agreement (continued)

Nature, Extent and Quality of Services Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate Administrative Services Agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreement supported the continuation of the Advisory Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, enhancing the resources supporting the portfolio managers.

The Committee and the Board noted that, through December 31, 2012, the Fund's performance was in the eighty-second, seventy-seventh and seventy-eighth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a

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Columbia Small Cap Value Fund I

Board Consideration and Approval of Advisory Agreement (continued)

percentage of average daily net assets. The Committee and the Board noted that the Fund's actual management fee and total expense ratio are ranked in the third and second quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2012 to profitability levels realized in 2011. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the Fund, the expense ratio of the Fund, and the implementation of expense limitations with respect to the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the

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Columbia Small Cap Value Fund I

Board Consideration and Approval of Advisory Agreement (continued)

Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

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Columbia Small Cap Value Fund I

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
37

Columbia Small Cap Value Fund I

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR229_04_C01_(12/13)

Semiannual Report

October 31, 2013

Columbia Corporate Income Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

A market rally led by equities

Despite threats of military action in Syria, rumblings from Iran and an impending showdown over the debt ceiling here at home, the U.S. financial markets delivered positive results in the third quarter of 2013. Stocks outperformed bonds by a substantial margin. Still, robust growth continued to elude the U.S. economy, which merely plodded along. New job growth was solid but not spectacular. Consumer spending remained steady, but the only obvious beneficiary was the auto industry. Gains in the housing market met some headwinds, as mortgage rates rose and sales slipped somewhat. Nevertheless, the recovery in housing remained intact.

The Federal Reserve (the Fed) unsettled investors with a hint that it was ready to taper its purchase of U.S. Treasury and mortgage securities. However, its failure to take any action in a September meeting rallied stocks to new highs and brought bonds back into positive territory for the quarter. Small-cap stocks were the U.S. market leaders. Growth outperformed value in a quarter dominated by the materials, industrials and consumer discretionary sectors. Developed markets led the global rally, driven by strengthening economic conditions in the eurozone. Certain emerging stock markets, including China's, bounced back with returns in line with those of the United States. India and Indonesia were exceptions to that trend, as fears of the Fed's tapering efforts rattled investors in both countries.

Improved risk appetites boosted fixed income

Following a weak second quarter, the fixed-income markets made up some ground in the third quarter of 2013. As yields fell, bond prices rallied enough to push returns on non-Treasury sectors into positive territory. Risk appetites improved in response to continued liquidity from the Fed. Against this backdrop, U.S. high-yield and foreign bonds led the fixed-income markets, along with mortgage-backed securities and emerging market bonds. The U.S. municipal bond market was the exception, as it slipped into negative territory in the final week of the period, pressured by heightened concerns over Puerto Rico, potential municipal bankruptcies and continued fund redemptions.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Corporate Income Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	22
Statement of Operations	24
Statement of Changes in Net Assets	25
Financial Highlights	28
Notes to Financial Statements	37
Board Consideration and Approval of Advisory Agreement	45
Important Information About This Report	49

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Corporate Income Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Corporate Income Fund (the Fund) Class A shares returned -2.01% excluding sales charges for the six-month period that ended October 31, 2013.

>  The Fund's Blended Benchmark returned -2.21% for the same six-month period.

>  The Barclays U.S. Corporate Index returned -2.84% for the same six-month period.

Average Annual Total Returns (%) (for period ended October 31, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	07/31/00
Excluding sales charges		-2.01	0.01	11.86	5.63
Including sales charges		-6.65	-4.75	10.76	5.12
Class B	07/15/02
Excluding sales charges		-2.38	-0.74	11.03	4.85
Including sales charges		-7.21	-5.50	10.77	4.85
Class C	07/15/02
Excluding sales charges		-2.31	-0.59	11.19	5.00
Including sales charges		-3.27	-1.54	11.19	5.00
Class I*	09/27/10	-1.80	0.44	12.24	5.95
Class R4*	11/08/12	-1.90	0.26	12.14	5.91
Class R5*	11/08/12	-1.83	0.37	12.16	5.92
Class W*	09/27/10	-2.01	0.01	11.86	5.65
Class Y*	11/08/12	-1.71	0.50	12.19	5.93
Class Z	03/05/86	-1.89	0.26	12.14	5.91
Blended Benchmark		-2.21	0.07	12.10	6.04
Barclays U.S. Corporate Index		-2.84	-1.40	11.03	5.54

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Blended Benchmark is a weighted custom benchmark, established by the Investment Manager, consisting of an 85% weighting in the Barclays U.S. Corporate Index and a 15% weighting in the Bank of America Merrill Lynch U.S. High Yield Cash Pay Constrained Index. The Bank of America Merrill Lynch U.S. High Yield Cash Pay Constrained Index tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period that is publicly issued in the U.S. domestic market.

The Barclays U.S. Corporate Index measures the investment grade, fixed-rate, taxable, corporate bond market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Corporate Income Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at October 31, 2013)
Common Stocks	0.0	(a)
Financials	0.0	(a)
Corporate Bonds & Notes	93.4
Money Market Funds	2.6
Residential Mortgage-Backed Securities — Agency	0.0	(a)
Senior Loans	0.8
U.S. Treasury Obligations	3.2
Warrants	0.0	(a)
Energy	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Quality Breakdown (%) (at October 31, 2013)
AAA rating	3.3
AA rating	0.8
A rating	16.9
BBB rating	65.6
BB rating	6.2
B rating	5.1
CCC rating	2.0
CC rating	0.0	(a)
Not rated	0.1
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

(a) Rounds to zero.

Portfolio Management

Tom Murphy, CFA

Timothy Doubek, CFA

Brian Lavin, CFA

Semiannual Report 2013
3

Columbia Corporate Income Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2013 – October 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	979.90	1,020.42	4.74	4.84	0.95
Class B	1,000.00	1,000.00	976.20	1,016.64	8.47	8.64	1.70
Class C	1,000.00	1,000.00	976.90	1,017.39	7.72	7.88	1.55
Class I	1,000.00	1,000.00	982.00	1,022.58	2.60	2.65	0.52
Class R4	1,000.00	1,000.00	981.00	1,021.63	3.55	3.62	0.71
Class R5	1,000.00	1,000.00	981.70	1,022.38	2.80	2.85	0.56
Class W	1,000.00	1,000.00	979.90	1,020.42	4.74	4.84	0.95
Class Y	1,000.00	1,000.00	982.90	1,022.89	2.30	2.35	0.46
Class Z	1,000.00	1,000.00	981.10	1,021.68	3.50	3.57	0.70

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
4

Columbia Corporate Income Fund

Portfolio of Investments

October 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 92.8%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.6%
ADS Tactical, Inc. Senior Secured(a) 04/01/18	11.000%	446,000	400,285
Bombardier, Inc. Senior Unsecured(a) 05/01/14	6.300%	105,000	106,837
Kratos Defense & Security Solutions, Inc. Senior Secured 06/01/17	10.000%	1,002,000	1,092,180
L-3 Communications Corp. 02/15/21	4.950%	14,200,000	15,095,935
Northrop Grumman Corp. Senior Unsecured 03/15/21	3.500%	11,374,000	11,563,514
08/01/23	3.250%	7,425,000	7,092,590
Oshkosh Corp. 03/01/17	8.250%	149,000	157,940
TransDigm, Inc. 10/15/20	5.500%	236,000	237,770
07/15/21	7.500%	493,000	537,370
Total			36,284,421
Airlines —%
Continental Airlines Pass-Through Trust Series 1997-1 Class A 04/01/15	7.461%	294,563	306,714
Automotive 0.3%
Allison Transmission, Inc.(a) 05/15/19	7.125%	330,000	355,575
American Axle & Manufacturing, Inc. 03/15/21	6.250%	376,000	395,740
Chrysler Group LLC/Co-Issuer, Inc. Secured 06/15/19	8.000%	317,000	351,078
06/15/21	8.250%	235,000	265,844
Dana Holding Corp. Senior Unsecured 02/15/19	6.500%	65,000	69,550
02/15/21	6.750%	316,000	344,440
Delphi Corp. 02/15/23	5.000%	350,000	367,500
General Motors Co. Senior Unsecured(a) 10/02/23	4.875%	356,000	360,450
Jaguar Land Rover Automotive PLC(a) 02/01/23	5.625%	254,000	252,095

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Visteon Corp. 04/15/19	6.750%	851,000	908,442
Total			3,670,714
Banking 1.9%
Ally Financial, Inc. 02/15/17	5.500%	633,000	683,640
03/15/20	8.000%	668,000	793,250
Bank of America Corp. Senior Unsecured 07/24/23	4.100%	12,650,000	12,818,334
Citigroup, Inc. Senior Unsecured 03/01/23	3.375%	6,075,000	5,886,098
HSBC Holdings PLC Senior Unsecured 03/30/22	4.000%	4,580,000	4,740,854
Synovus Financial Corp. Senior Unsecured 02/15/19	7.875%	912,000	1,028,280
Washington Mutual Bank Subordinated Notes(b)(c)(d) 01/15/15	5.125%	6,350,000	9,525
Total			25,959,981
Brokerage 0.1%
E*TRADE Financial Corp. Senior Unsecured 11/15/19	6.375%	466,000	498,620
Nuveen Investments, Inc.(a) Senior Unsecured 10/15/17	9.125%	156,000	151,320
10/15/20	9.500%	366,000	348,615
Total			998,555
Building Materials 0.2%
Allegion US Holding Co., Inc.(a) 10/01/21	5.750%	327,000	339,262
American Builders & Contractors Supply Co., Inc. Senior Unsecured(a) 04/15/21	5.625%	627,000	636,405
Gibraltar Industries, Inc. 02/01/21	6.250%	181,000	187,335
HD Supply, Inc. Secured 04/15/20	11.000%	315,000	378,063
HD Supply, Inc.(a) 07/15/20	7.500%	390,000	411,450

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nortek, Inc. 12/01/18	10.000%	45,000	49,613
04/15/21	8.500%	747,000	818,899
USG Corp.(a) 11/01/21	5.875%	117,000	119,047
Total			2,940,074
Chemicals 1.3%
Celanese U.S. Holdings LLC 06/15/21	5.875%	293,000	313,510
Dow Chemical Co. (The) Senior Unsecured 11/15/22	3.000%	6,435,000	6,047,787
Huntsman International LLC 11/15/20	4.875%	264,000	262,680
03/15/21	8.625%	73,000	81,942
JM Huber Corp. Senior Notes(a) 11/01/19	9.875%	520,000	592,800
LYB International Finance BV 07/15/23	4.000%	945,000	951,515
LyondellBasell Industries NV Senior Unsecured 04/15/19	5.000%	6,455,000	7,225,882
Momentive Performance Materials, Inc. Senior Secured 10/15/20	8.875%	446,000	471,645
10/15/20	10.000%	109,000	114,450
NOVA Chemicals Corp. Senior Unsecured(a) 08/01/23	5.250%	379,000	386,580
PQ Corp. Secured(a) 05/01/18	8.750%	1,101,000	1,191,144
U.S. Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV(a) 05/01/21	7.375%	290,000	308,850
Total			17,948,785
Construction Machinery 0.6%
CNH Capital LLC 04/15/18	3.625%	4,120,000	4,176,650
Case New Holland, Inc. 12/01/17	7.875%	1,716,000	2,031,315
Columbus McKinnon Corp. 02/01/19	7.875%	559,000	600,226
H&E Equipment Services, Inc. 09/01/22	7.000%	88,000	95,920

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Neff Rental LLC/Finance Corp. Secured(a) 05/15/16	9.625%	408,000	435,540
United Rentals North America, Inc. 05/15/20	7.375%	867,000	966,705
04/15/22	7.625%	175,000	196,000
Secured 07/15/18	5.750%	109,000	116,903
Senior Unsecured 02/01/21	8.250%	120,000	135,900
Total			8,755,159
Consumer Cyclical Services 0.2%
APX Group, Inc. 12/01/20	8.750%	547,000	560,675
Senior Secured 12/01/19	6.375%	529,000	527,016
Corrections Corp. of America 05/01/23	4.625%	587,000	562,052
Goodman Networks, Inc.(a) Senior Secured 07/01/18	12.125%	209,000	221,279
07/01/18	13.125%	107,000	113,153
Monitronics International, Inc. 04/01/20	9.125%	340,000	360,400
Monitronics International, Inc.(a) 04/01/20	9.125%	177,000	187,620
Service Corp., International Senior Unsecured(a) 01/15/22	5.375%	177,000	178,770
Total			2,710,965
Consumer Products 0.7%
Clorox Co. (The) Senior Unsecured 09/15/22	3.050%	5,185,000	4,991,797
Libbey Glass, Inc. Senior Secured 05/15/20	6.875%	225,000	241,875
Reckitt Benckiser Treasury Services PLC(a) 09/21/18	2.125%	2,820,000	2,845,332
Serta Simmons Holdings LLC Senior Unsecured(a) 10/01/20	8.125%	369,000	391,140
Spectrum Brands Escrow Corp.(a) 11/15/20	6.375%	720,000	765,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springs Window Fashions LLC Senior Secured(a) 06/01/21	6.250%	275,000	276,375
Tempur Sealy International, Inc. 12/15/20	6.875%	497,000	530,547
Total			10,042,066
Diversified Manufacturing 0.6%
Amsted Industries, Inc. Senior Notes(a) 03/15/18	8.125%	375,000	397,500
Gardner Denver, Inc. Senior Unsecured(a) 08/15/21	6.875%	567,000	576,923
General Electric Co. Senior Unsecured 10/09/42	4.125%	6,760,000	6,242,711
Hamilton Sundstrand Corp. Senior Unsecured(a) 12/15/20	7.750%	570,000	597,075
Total			7,814,209
Electric 15.8%
Appalachian Power Co. Senior Unsecured 03/30/21	4.600%	8,345,000	9,084,559
Arizona Public Service Co. Senior Unsecured 04/01/42	4.500%	8,115,000	7,941,079
CMS Energy Corp. Senior Unsecured 09/30/15	4.250%	995,000	1,049,346
12/15/15	6.875%	10,205,000	11,329,775
02/01/20	6.250%	2,205,000	2,564,671
03/15/22	5.050%	3,150,000	3,426,513
03/31/43	4.700%	2,435,000	2,317,146
Calpine Corp. Senior Secured(a) 02/15/21	7.500%	362,000	391,865
DTE Energy Co. Senior Unsecured 06/01/16	6.350%	14,800,000	16,706,122
Dominion Resources, Inc. Senior Unsecured 03/15/21	4.450%	3,250,000	3,504,868
09/15/42	4.050%	1,975,000	1,726,336
Duke Energy Corp. Senior Unsecured 09/15/21	3.550%	21,320,000	21,769,916
10/15/23	3.950%	4,890,000	4,985,389

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FirstEnergy Corp. Senior Unsecured 03/15/23	4.250%	5,565,000	5,191,149
GenOn Energy, Inc. Senior Unsecured 10/15/18	9.500%	235,000	270,250
Indiana Michigan Power Co. Senior Unsecured 12/01/15	5.650%	1,500,000	1,617,018
03/15/23	3.200%	13,250,000	12,705,796
Ipalco Enterprises, Inc. Senior Secured(a) 04/01/16	7.250%	330,000	362,175
Metropolitan Edison Co. Senior Unsecured(a) 03/15/23	3.500%	16,445,000	15,691,996
Oncor Electric Delivery Co. LLC Senior Secured 09/30/17	5.000%	4,000,000	4,459,296
06/01/42	5.300%	5,465,000	5,648,154
PPL Capital Funding, Inc. 06/01/23	3.400%	20,430,000	19,286,022
PacifiCorp 1st Mortgage 06/01/23	2.950%	8,525,000	8,218,202
Pacific Gas & Electric Co. Senior Unsecured 10/01/20	3.500%	6,619,000	6,764,399
Progress Energy, Inc. Senior Unsecured 12/01/19	4.875%	955,000	1,062,621
04/01/22	3.150%	16,250,000	15,881,125
Southern California Edison Co. 1st Refunding Mortgage 06/01/21	3.875%	13,024,000	13,905,924
10/01/43	4.650%	2,410,000	2,462,516
TransAlta Corp. Senior Unsecured 01/15/15	4.750%	9,315,000	9,705,935
Xcel Energy, Inc. Senior Unsecured 05/15/20	4.700%	7,145,000	7,907,800
Total			217,937,963
Entertainment 0.7%
AMC Entertainment, Inc. 12/01/20	9.750%	51,000	58,268
Activision Blizzard, Inc.(a) 09/15/21	5.625%	1,040,000	1,076,400

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cinemark USA, Inc. 12/15/22	5.125%	264,000	258,060
Six Flags, Inc.(a)(b)(d)(e) 06/01/14	9.625%	259,000	—
Time Warner, Inc. 03/29/41	6.250%	7,695,000	8,652,812
Total			10,045,540
Environmental 1.3%
Waste Management, Inc. 06/30/20	4.750%	13,785,000	15,061,491
09/15/22	2.900%	3,615,000	3,386,796
Total			18,448,287
Food and Beverage 8.6%
Beam, Inc. Senior Unsecured 05/15/22	3.250%	15,230,000	14,903,590
ConAgra Foods, Inc. Senior Unsecured 06/15/17	5.819%	4,925,000	5,600,789
09/15/22	3.250%	12,395,000	11,909,922
01/25/23	3.200%	2,005,000	1,913,081
Cott Beverages, Inc. 11/15/17	8.375%	6,000	6,270
Diageo Capital PLC 04/29/23	2.625%	10,003,000	9,360,957
Heineken NV Senior Unsecured(a) 04/01/22	3.400%	19,025,000	18,855,183
Molson Coors Brewing Co. 05/01/22	3.500%	10,213,000	10,255,282
Mondelez International, Inc. Senior Unsecured 02/10/20	5.375%	3,875,000	4,398,392
PepsiCo, Inc. Senior Unsecured 03/01/23	2.750%	19,325,000	18,219,455
SABMiller Holdings, Inc.(a) 01/15/22	3.750%	23,305,000	23,894,477
Total			119,317,398
Gaming 0.4%
Boyd Gaming Corp. 07/01/20	9.000%	72,000	77,760
Caesars Entertainment Operating Co., Inc. Senior Secured 02/15/20	9.000%	686,000	643,125

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MGM Resorts International 03/01/18	11.375%	233,000	298,822
10/01/20	6.750%	616,000	671,440
PNK Finance Corp.(a) 08/01/21	6.375%	666,000	699,300
Penn National Gaming, Inc. Senior Unsecured(a) 11/01/21	5.875%	241,000	241,603
Pinnacle Entertainment, Inc. 04/01/22	7.750%	16,000	17,500
ROC Finance LLC/Corp. Secured(a) 09/01/18	12.125%	618,000	667,440
Seminole Tribe of Florida, Inc.(a) Senior Secured 10/01/20	6.535%	251,000	269,825
Senior Unsecured 10/01/20	7.804%	390,000	417,487
Seneca Gaming Corp.(a) 12/01/18	8.250%	633,000	681,266
Studio City Finance Ltd.(a) 12/01/20	8.500%	317,000	351,870
Tunica-Biloxi Gaming Authority Senior Unsecured(a) 11/15/15	9.000%	203,000	184,223
Total			5,221,661
Gas Pipelines 11.0%
Access Midstream Partners LP/Finance Corp. 04/15/21	5.875%	280,000	300,300
05/15/23	4.875%	752,000	748,240
CenterPoint Energy Resources Corp. Senior Unsecured 11/01/17	6.125%	7,966,000	9,289,391
Crestwood Midstream Partners LP/Corp.(a)(f) 03/01/22	6.125%	206,000	210,635
El Paso LLC Senior Secured 09/15/20	6.500%	1,139,000	1,215,101
Enterprise Products Operating LLC 01/31/20	5.250%	1,555,000	1,748,496
03/15/23	3.350%	4,410,000	4,257,026
03/15/44	4.850%	3,380,000	3,241,846
Hiland Partners LP/Finance Corp.(a) 10/01/20	7.250%	1,063,000	1,132,095
Kinder Morgan Energy Partners LP Senior Unsecured 09/01/22	3.950%	10,032,000	9,947,972
02/15/23	3.450%	13,410,000	12,719,157

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MarkWest Energy Partners LP/Finance Corp. 06/15/22	6.250%	496,000	539,400
02/15/23	5.500%	753,000	779,355
07/15/23	4.500%	196,000	190,120
Midcontinent Express Pipeline LLC Senior Unsecured(a) 09/15/14	5.450%	9,295,000	9,523,062
NiSource Finance Corp. 09/15/20	5.450%	21,083,000	23,579,522
02/15/23	3.850%	1,453,000	1,420,379
Northwest Pipeline LLC Senior Unsecured 04/15/17	5.950%	8,479,000	9,632,999
Plains All American Pipeline LP/Finance Corp. Senior Unsecured 06/01/22	3.650%	11,688,000	11,667,885
Regency Energy Partners LP/Finance Corp. 07/15/21	6.500%	812,000	870,870
Regency Energy Partners LP/Finance Corp.(a) 11/01/23	4.500%	320,000	296,000
Rockies Express Pipeline LLC Senior Unsecured(a) 04/15/15	3.900%	12,795,000	12,795,000
Sabine Pass Liquefaction LLC Senior Secured(a) 04/15/23	5.625%	537,000	526,260
Southern Natural Gas Co. LLC Senior Unsecured(a) 04/01/17	5.900%	16,345,000	18,553,978
Southern Star Central Corp. Senior Unsecured 03/01/16	6.750%	65,000	65,975
Southern Star Central Corp.(a) Senior Unsecured 03/01/16	6.750%	375,000	380,625
TransCanada PipeLines Ltd. Senior Unsecured 10/16/23	3.750%	5,170,000	5,202,633
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured 04/15/16	6.400%	8,983,000	10,124,335
08/01/42	4.450%	263,000	240,443
Total			151,199,100
Health Care 1.7%
Amsurg Corp. 11/30/20	5.625%	276,000	277,380
Biomet, Inc. 08/01/20	6.500%	668,000	709,750
10/01/20	6.500%	275,000	286,000

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHS/Community Health Systems, Inc. Senior Secured 08/15/18	5.125%	825,000	858,000
Cardinal Health, Inc. Senior Unsecured 12/15/20	4.625%	7,335,000	7,935,054
CareFusion Corp. Senior Unsecured(a) 03/01/23	3.300%	5,015,000	4,750,138
ConvaTec Finance International SA Senior Unsecured PIK(a) 01/15/19	8.250%	303,000	312,469
ConvaTec Healthcare E SA Senior Unsecured(a) 12/15/18	10.500%	882,000	998,865
DaVita HealthCare Partners, Inc. 08/15/22	5.750%	795,000	815,869
Emdeon, Inc. 12/31/19	11.000%	392,000	450,800
Fresenius Medical Care U.S. Finance II, Inc.(a) 07/31/19	5.625%	192,000	205,440
01/31/22	5.875%	194,000	205,640
Fresenius Medical Care U.S. Finance, Inc.(a) 09/15/18	6.500%	383,000	429,917
HCA, Inc. 02/15/22	7.500%	470,000	528,162
Senior Secured 02/15/20	6.500%	1,171,000	1,302,737
05/01/23	4.750%	37,000	35,659
Healthcare Technology Intermediate, Inc. Senior Unsecured PIK(a) 09/01/18	7.375%	55,000	57,200
IMS Health, Inc. Senior Unsecured(a) 11/01/20	6.000%	352,000	366,080
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured 11/01/18	10.500%	263,000	295,875
MPH Intermediate Holding Co. 2 Senior Unsecured PIK(a) 08/01/18	8.375%	301,000	312,664
Physio-Control International, Inc. Senior Secured(a) 01/15/19	9.875%	227,000	253,105
Radnet Management, Inc. 04/01/18	10.375%	220,000	233,200
STHI Holding Corp. Secured(a) 03/15/18	8.000%	243,000	261,833

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp. Senior Secured 06/01/20	4.750%	638,000	634,810
Tenet Healthcare Corp.(a) Senior Secured 10/01/20	6.000%	264,000	279,840
Senior Unsecured 04/01/22	8.125%	206,000	226,085
Truven Health Analytics, Inc. 06/01/20	10.625%	334,000	378,673
United Surgical Partners International, Inc. 04/01/20	9.000%	362,000	405,440
Total			23,806,685
Healthcare Insurance 0.7%
CIGNA Corp. 03/15/21	4.500%	8,872,000	9,602,636
Home Construction 0.2%
Brookfield Residential Properties, Inc./U.S. Corp.(a) 07/01/22	6.125%	147,000	145,898
KB Home 03/15/20	8.000%	166,000	182,600
09/15/22	7.500%	219,000	229,950
Meritage Homes Corp. 03/01/18	4.500%	360,000	357,300
04/01/22	7.000%	125,000	132,500
Shea Homes LP/Funding Corp. Senior Secured 05/15/19	8.625%	278,000	307,885
Standard Pacific Corp. 12/15/21	6.250%	271,000	279,130
Taylor Morrison Communities, Inc./Monarch, Inc.(a) 04/15/20	7.750%	132,000	145,860
04/15/20	7.750%	383,000	423,215
Woodside Homes Co. LLC/Finance, Inc. Senior Unsecured(a) 12/15/21	6.750%	192,000	190,080
Total			2,394,418
Independent Energy 4.0%
Antero Resources Finance Corp. 08/01/19	7.250%	98,000	105,105
Antero Resources Finance Corp.(a)(f) 11/01/21	5.375%	273,000	277,436
Athlon Holdings LP/Finance Corp.(a) 04/15/21	7.375%	741,000	774,345

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aurora U.S.A. Oil & Gas, Inc.(a) 04/01/20	7.500%	779,000	804,317
Canadian Oil Sands Ltd. Senior Unsecured(a) 04/01/22	4.500%	3,780,000	3,845,190
Carrizo Oil & Gas, Inc. 10/15/18	8.625%	434,000	475,230
Chesapeake Energy Corp. 08/15/20	6.625%	1,003,000	1,130,882
02/15/21	6.125%	539,000	588,857
03/15/23	5.750%	794,000	841,640
Comstock Resources, Inc. 06/15/20	9.500%	786,000	872,460
Concho Resources, Inc. 01/15/21	7.000%	1,254,000	1,398,210
01/15/22	6.500%	174,000	190,095
04/01/23	5.500%	88,000	91,300
Continental Resources, Inc. 10/01/19	8.250%	240,000	264,000
10/01/20	7.375%	382,000	425,453
04/01/21	7.125%	457,000	511,840
09/15/22	5.000%	4,321,000	4,499,241
04/15/23	4.500%	370,000	373,238
EP Energy LLC/Finance, Inc. Senior Unsecured 05/01/20	9.375%	531,000	613,305
Hess Corp. Senior Unsecured 02/15/41	5.600%	4,170,000	4,464,536
Kodiak Oil & Gas Corp.(a) 01/15/21	5.500%	449,000	460,225
02/01/22	5.500%	1,124,000	1,146,480
Laredo Petroleum, Inc. 05/01/22	7.375%	352,000	381,040
MEG Energy Corp.(a) 03/31/24	7.000%	257,000	262,783
Noble Energy, Inc. Senior Unsecured 12/15/21	4.150%	4,220,000	4,435,469
Oasis Petroleum, Inc. 11/01/21	6.500%	834,000	902,805
01/15/23	6.875%	860,000	933,100
Oasis Petroleum, Inc.(a) 03/15/22	6.875%	344,000	371,520
Pioneer Natural Resources Co. Senior Unsecured 07/15/22	3.950%	4,170,000	4,250,043

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
QEP Resources, Inc. Senior Unsecured 10/01/22	5.375%	307,000	300,093
Range Resources Corp. 06/01/21	5.750%	705,000	750,825
08/15/22	5.000%	128,000	127,840
SM Energy Co. Senior Unsecured 11/15/21	6.500%	294,000	318,990
Whiting Petroleum Corp. 10/01/18	6.500%	35,000	37,275
Whiting Petroleum Corp.(a) 03/15/21	5.750%	502,000	528,355
Woodside Finance Ltd.(a) 11/15/13	5.000%	13,555,000	13,575,679
05/10/21	4.600%	4,295,000	4,592,085
Total			55,921,287
Integrated Energy 0.8%
Cenovus Energy, Inc. Senior Unsecured 09/15/23	3.800%	11,130,000	11,180,775
Life Insurance 4.5%
Hartford Financial Services Group, Inc. Senior Unsecured 04/15/22	5.125%	12,640,000	14,136,778
MetLife, Inc. Senior Unsecured 09/15/23	4.368%	29,520,000	31,159,423
Prudential Covered Trust Secured(a) 09/30/15	2.997%	2,524,500	2,612,131
Prudential Financial, Inc. Senior Unsecured 11/16/21	4.500%	9,065,000	9,831,287
05/12/41	5.625%	3,590,000	3,971,527
Total			61,711,146
Lodging 0.1%
Choice Hotels International, Inc. 07/01/22	5.750%	355,000	373,638
Hilton Worldwide Finance/Corp.(a) 10/15/21	5.625%	489,000	502,447
Playa Resorts Holding BV Senior Unsecured(a) 08/15/20	8.000%	463,000	492,566
Total			1,368,651

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media Cable 2.0%
CCO Holdings LLC/Capital Corp. 01/15/19	7.000%	162,000	171,720
CCO Holdings LLC/Capital Corp.(a) 03/15/21	5.250%	479,000	461,038
CSC Holdings LLC Senior Unsecured 02/15/19	8.625%	425,000	502,562
CSC Holdings, Inc. Senior Unsecured 11/15/21	6.750%	176,000	192,280
Cablevision Systems Corp. Senior Unsecured 04/15/20	8.000%	290,000	329,150
09/15/22	5.875%	65,000	65,081
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(a) 09/15/20	6.375%	595,000	617,312
DIRECTV Holdings LLC/Financing Co., Inc. 03/15/22	3.800%	7,950,000	7,622,587
03/15/42	5.150%	4,620,000	4,147,448
DISH DBS Corp. 09/01/19	7.875%	840,000	976,500
06/01/21	6.750%	366,000	396,195
Quebecor Media, Inc. Senior Unsecured 03/15/16	7.750%	344,000	350,020
01/15/23	5.750%	359,000	347,333
Time Warner Cable, Inc. 09/15/42	4.500%	15,060,000	11,287,967
Videotron Ltd. 07/15/22	5.000%	286,000	280,995
WaveDivision Escrow LLC/Corp. Senior Unsecured(a) 09/01/20	8.125%	19,000	19,950
Total			27,768,138
Media Non-Cable 6.2%
AMC Networks, Inc. 12/15/22	4.750%	935,000	904,612
BSKYB Finance UK PLC(a) 10/15/15	5.625%	2,050,000	2,227,571
British Sky Broadcasting Group PLC(a) 11/26/22	3.125%	12,460,000	11,854,108
Clear Channel Communications, Inc. Senior Secured 03/01/21	9.000%	623,000	627,672

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clear Channel Worldwide Holdings, Inc. 03/15/20	7.625%	297,000	317,048
11/15/22	6.500%	455,000	473,200
11/15/22	6.500%	455,000	477,750
Hughes Satellite Systems Corp. 06/15/21	7.625%	340,000	372,300
Intelsat Jackson Holdings SA 04/01/19	7.250%	355,000	382,513
10/15/20	7.250%	690,000	748,650
Intelsat Luxembourg SA(a) 06/01/21	7.750%	251,000	264,805
06/01/23	8.125%	525,000	556,500
MDC Partners, Inc.(a) 04/01/20	6.750%	636,000	661,440
NBCUniversal Media LLC 04/01/21	4.375%	15,060,000	16,411,710
01/15/43	4.450%	10,485,000	9,917,153
National CineMedia LLC Senior Secured 04/15/22	6.000%	386,000	401,440
News America, Inc. 09/15/22	3.000%	16,970,000	16,198,798
News America, Inc.(a) 10/01/43	5.400%	2,980,000	3,089,976
Nielsen Finance Co. SARL (The)(a) 10/01/21	5.500%	566,000	582,980
Nielsen Finance LLC/Co. 10/01/20	4.500%	1,512,000	1,481,760
Reed Elsevier Capital, Inc. 10/15/22	3.125%	17,730,000	16,632,300
Univision Communications, Inc.(a) 05/15/21	8.500%	351,000	388,733
Senior Secured 11/01/20	7.875%	295,000	328,188
09/15/22	6.750%	511,000	556,990
05/15/23	5.125%	209,000	206,910
Total			86,065,107
Metals 0.2%
Alpha Natural Resources, Inc. 04/15/18	9.750%	223,000	229,690
06/01/19	6.000%	36,000	30,870
06/01/21	6.250%	36,000	30,510
ArcelorMittal Senior Unsecured 02/25/22	6.750%	301,000	327,389
Arch Coal, Inc. 06/15/19	9.875%	470,000	399,500
06/15/21	7.250%	28,000	21,350

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CONSOL Energy, Inc. 03/01/21	6.375%	25,000	26,187
Calcipar SA Senior Secured(a) 05/01/18	6.875%	359,000	376,950
FMG Resources August 2006 Proprietary Ltd.(a) 11/01/19	8.250%	445,000	493,394
FQM Akubra, Inc.(a) 06/01/20	8.750%	468,000	517,140
JMC Steel Group, Inc. Senior Notes(a) 03/15/18	8.250%	401,000	398,494
Peabody Energy Corp. 11/15/18	6.000%	617,000	650,935
Total			3,502,409
Non-Captive Consumer 0.1%
Provident Funding Associates LP/PFG Finance Corp.(a) 06/15/21	6.750%	607,000	620,658
Springleaf Finance Corp.(a) Senior Unsecured 10/01/21	7.750%	226,000	242,950
10/01/23	8.250%	226,000	245,775
Total			1,109,383
Non-Captive Diversified 2.8%
Air Lease Corp. 03/01/20	4.750%	1,306,000	1,322,325
CIT Group, Inc. Senior Unsecured 03/15/18	5.250%	420,000	454,125
CIT Group, Inc.(a) Senior Secured 04/01/18	6.625%	705,000	800,175
Senior Unsecured 02/15/19	5.500%	201,000	217,080
General Electric Capital Corp. Senior Unsecured 01/09/23	3.100%	34,330,000	33,093,124
International Lease Finance Corp. Senior Unsecured 09/01/17	8.875%	595,000	706,563
05/15/19	6.250%	907,000	988,630
12/15/20	8.250%	516,000	609,525
Total			38,191,547
Oil Field Services 1.3%
Atwood Oceanics, Inc. Senior Unsecured 02/01/20	6.500%	1,294,000	1,384,580
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Green Field Energy Services, Inc.(a)(b)(c) Secured 11/15/16	13.000%	17,000	8,500
11/15/16	13.000%	682,000	341,000
Noble Holding International Ltd. 03/15/22	3.950%	12,519,000	12,410,047
Offshore Group Investments Ltd. 04/01/23	7.125%	538,000	547,415
Oil States International, Inc.(a) 01/15/23	5.125%	343,000	381,588
Pacific Drilling SA Senior Secured(a) 06/01/20	5.375%	672,000	677,040
Weatherford International Ltd. 03/15/38	7.000%	1,520,000	1,654,211
Total			17,404,381
Other Financial Institutions —%
Patriot Merger Corp. Senior Unsecured(a) 07/15/21	9.000%	159,000	165,360
Other Industry 0.1%
CBRE Services, Inc. 03/15/23	5.000%	267,000	259,324
Interline Brands, Inc. 11/15/18	7.500%	424,000	448,910
Unifrax I LLC/Holding Co.(a) 02/15/19	7.500%	380,000	384,750
Total			1,092,984
Packaging 0.2%
Plastipak Holdings, Inc. Senior Unsecured(a) 10/01/21	6.500%	379,000	394,160
Reynolds Group Issuer, Inc. LLC Senior Secured 10/15/20	5.750%	208,000	214,760
Reynolds Group Issuer, Inc./LLC 04/15/19	9.000%	166,000	177,620
08/15/19	9.875%	225,000	248,906
02/15/21	8.250%	254,000	264,160
Senior Secured 08/15/19	7.875%	281,000	310,505
02/15/21	6.875%	746,000	809,410
Total			2,419,521

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 1.4%
Amgen, Inc. Senior Unsecured 05/15/43	5.375%	10,745,000	11,162,851
Capsugel SA Senior Unsecured PIK(a)(f) 05/15/19	7.000%	139,000	139,000
Hospira, Inc. Senior Unsecured 03/30/17	6.050%	5,317,000	5,866,528
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(a) 12/01/19	9.500%	206,000	231,235
Valeant Pharmaceuticals International(a) 10/15/20	6.375%	1,452,000	1,546,380
Senior Unsecured 08/15/18	6.750%	243,000	266,085
Total			19,212,079
Property & Casualty 4.9%
Alleghany Corp. Senior Unsecured 06/27/22	4.950%	13,980,000	15,001,798
CNA Financial Corp. Senior Unsecured 08/15/20	5.875%	11,651,000	13,517,933
HUB International Ltd. Senior Unsecured(a) 10/01/21	7.875%	919,000	948,868
Liberty Mutual Group, Inc.(a) 05/01/22	4.950%	26,416,000	27,927,893
06/15/23	4.250%	4,925,000	4,927,398
Loews Corp. Senior Unsecured 05/15/23	2.625%	5,460,000	5,053,323
Total			67,377,213
Railroads 3.1%
Burlington Northern Santa Fe LLC Senior Unsecured 03/15/43	4.450%	3,845,000	3,567,756
09/01/43	5.150%	1,325,000	1,364,350
CSX Corp. Senior Unsecured 10/30/20	3.700%	5,740,000	6,001,371
03/15/44	4.100%	7,190,000	6,248,728
Canadian National Railway Co. Senior Unsecured(f) 11/07/43	4.500%	4,055,000	4,003,822

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canadian Pacific Railway Co. Senior Unsecured 03/15/23	4.450%	7,939,000	8,397,596
Norfolk Southern Corp. Senior Unsecured 04/01/22	3.000%	13,131,000	12,727,708
Total			42,311,331
Restaurants 1.4%
Yum! Brands, Inc. Senior Unsecured 11/01/20	3.875%	3,310,000	3,418,870
11/01/21	3.750%	12,615,000	12,807,593
11/01/23	3.875%	3,505,000	3,493,973
Total			19,720,436
Retailers 0.3%
AutoNation, Inc. 02/01/20	5.500%	249,000	265,185
Burlington Coat Factory Warehouse Corp. 02/15/19	10.000%	352,000	394,240
J. Crew Group, Inc. Senior Unsecured PIK(a)(f) 05/01/19	7.750%	245,000	246,531
Jo-Ann Stores, Inc. Senior Unsecured(a) 03/15/19	8.125%	284,000	292,520
L Brands, Inc. 05/01/20	7.000%	500,000	566,250
04/01/21	6.625%	175,000	192,500
Michaels FinCo Holdings LLC/Inc. Senior Unsecured PIK(a) 08/01/18	7.500%	536,000	552,080
Rite Aid Corp. 06/15/21	6.750%	315,000	333,113
Senior Unsecured 02/15/27	7.700%	198,000	202,950
Sally Holdings LLC/Capital, Inc. 11/15/19	6.875%	828,000	914,940
Total			3,960,309
Technology 1.9%
Alliance Data Systems Corp.(a) 12/01/17	5.250%	624,000	643,500
04/01/20	6.375%	15,000	15,750
Ancestry.com, Inc. Senior Unsecured PIK(a) 10/15/18	9.625%	291,000	296,093

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Audatex North America, Inc.(a)(f) 06/15/21	6.000%	199,000	205,468
11/01/23	6.125%	199,000	201,985
Brocade Communications Systems, Inc. Senior Secured 01/15/20	6.875%	175,000	188,563
CDW LLC/Finance Corp. 04/01/19	8.500%	427,000	472,902
Cardtronics, Inc. 09/01/18	8.250%	620,000	672,700
Corning, Inc. Senior Unsecured 08/15/20	4.250%	4,366,000	4,728,029
Equinix, Inc. Senior Unsecured 04/01/20	4.875%	558,000	560,092
04/01/23	5.375%	185,000	183,613
First Data Corp. 01/15/21	12.625%	415,000	478,806
First Data Corp.(a) 08/15/21	11.750%	385,000	391,737
Secured 01/15/21	8.250%	888,000	945,720
Senior Secured 08/15/20	8.875%	520,000	579,800
11/01/20	6.750%	615,000	650,362
Freescale Semiconductor, Inc. Senior Secured(a)(f) 01/15/22	6.000%	593,000	599,671
NXP BV/Funding LLC(a) 02/15/21	5.750%	303,000	315,878
Nuance Communications, Inc.(a) 08/15/20	5.375%	572,000	567,710
Oracle Corp. Senior Unsecured 10/15/22	2.500%	13,585,000	12,735,625
VeriSign, Inc. 05/01/23	4.625%	382,000	371,972
Total			25,805,976
Transportation Services 0.6%
ERAC U.S.A. Finance LLC(a) 03/15/42	5.625%	7,005,000	7,215,164
Hertz Corp. (The) 10/15/18	7.500%	675,000	732,375
LBC Tank Terminals Holding Netherlands BV(a) 05/15/23	6.875%	514,000	538,415
Total			8,485,954

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 2.7%
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured 12/15/17	2.381%	980,000	970,124
Crown Castle International Corp. Senior Unsecured 01/15/23	5.250%	1,083,000	1,072,170
MetroPCS Wireless, Inc.(a) 04/01/23	6.625%	424,000	443,080
NII International Telecom SCA(a) 08/15/19	11.375%	831,000	789,450
Rogers Communications, Inc. 03/15/23	3.000%	22,045,000	20,760,394
SBA Communications Corp. Senior Unsecured 10/01/19	5.625%	17,000	17,468
SBA Telecommunications, Inc. 08/15/19	8.250%	582,000	630,742
07/15/20	5.750%	365,000	379,600
Softbank Corp.(a) 04/15/20	4.500%	771,000	763,290
Sprint Communications, Inc. Senior Unsecured 08/15/17	8.375%	127,000	147,002
11/15/22	6.000%	1,138,000	1,120,930
Sprint Communications, Inc.(a) 11/15/18	9.000%	1,590,000	1,927,875
03/01/20	7.000%	465,000	516,150
Sprint Corp.(a) 09/15/21	7.250%	679,000	731,622
T-Mobile USA, Inc. 04/28/20	6.542%	156,000	165,360
04/28/21	6.633%	457,000	483,277
04/28/22	6.731%	464,000	490,100
04/28/23	6.836%	91,000	96,233
United States Cellular Corp. Senior Unsecured 12/15/33	6.700%	4,670,000	4,511,636
Wind Acquisition Finance SA Senior Secured(a) 04/30/20	6.500%	778,000	801,340
Total			36,817,843
Wirelines 5.3%
AT&T, Inc. Senior Unsecured 06/15/45	4.350%	27,955,000	23,101,509

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Frontier Communications Corp. Senior Unsecured 07/01/21	9.250%	497,000	585,839
04/15/24	7.625%	368,000	388,240
Level 3 Communications, Inc. Senior Unsecured(f) 02/01/19	11.875%	681,000	789,960
Level 3 Financing, Inc. 07/01/19	8.125%	233,000	256,882
06/01/20	7.000%	176,000	187,880
07/15/20	8.625%	150,000	169,875
Level 3 Financing, Inc.(a)(f) 01/15/21	6.125%	233,000	237,077
Verizon Communications, Inc. Senior Unsecured 11/01/21	3.500%	12,350,000	12,321,546
09/15/23	5.150%	945,000	1,025,314
11/01/42	3.850%	21,110,000	17,258,031
09/15/43	6.550%	13,990,000	16,231,352
Windstream Corp. 10/15/20	7.750%	288,000	308,880
Zayo Group LLC/Capital, Inc. 07/01/20	10.125%	244,000	281,820
Senior Secured 01/01/20	8.125%	572,000	626,340
Total			73,770,545
Total Corporate Bonds & Notes (Cost: $1,289,577,632)			1,280,767,706

Residential Mortgage-Backed Securities — Agency —%

Government National Mortgage Association(g) 01/15/19	10.000%	26	26
Total Residential Mortgage-Backed Securities — Agency (Cost: $26)			26

U.S. Treasury Obligations 3.2%

U.S. Treasury 08/15/23	2.500%	22,990,000	22,903,787
05/15/43	2.875%	24,610,000	21,114,611
Total U.S. Treasury Obligations (Cost: $43,506,129)			44,018,398

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Senior Loans 0.9%

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Automotive —%
Affinia Group, Inc. Tranche B2 Term Loan(h)(i) 04/25/20	4.750%	205,485	207,283
Brokerage 0.1%
Nuveen Investments, Inc.(f)(h)(i) Tranche B 2nd Lien Term Loan 02/28/19	6.500%	93,966	92,087
Nuveen Investments, Inc.(h)(i) Tranche B 2nd Lien Term Loan 02/28/19	6.500%	502,000	491,960
Total			584,047
Chemicals —%
Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc. Tranche B Term Loan(h)(i) 02/01/20	4.750%	303,475	306,479
Construction Machinery 0.1%
CPM Acquisition Corp. 1st Lien Term Loan(h)(i) 08/29/17	6.250%	537,024	538,367
Consumer Cyclical Services —%
New Breed, Inc. Term Loan(h)(i) 10/01/19	6.000%	401,210	400,833
Consumer Products —%
Serta Simmons Holdings LLC Term Loan(h)(i) 10/01/19	5.000%	503,275	505,962
Food and Beverage —%
New HB Acquisition LLC Tranche B Term Loan(h)(i) 04/09/20	6.750%	319,000	327,240
Health Care 0.1%
American Renal Holdings, Inc. 2nd Lien Term Loan(h)(i) 03/20/20	8.500%	817,000	788,405
U.S. Renal Care, Inc. 1st Lien Tranche B1 Term Loan(h)(i) 07/03/19	5.250%	712,010	720,910
United Surgical Partners International, Inc. Tranche B Term Loan(h)(i) 04/03/19	4.750%	368,853	369,959
Total			1,879,274

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Lodging 0.1%
Four Seasons Holdings, Inc. 2nd Lien Term Loan(h)(i) 12/28/20	6.250%	105,000	107,625
Hilton Worldwide Financial LLC Tranche B-2 Term Loan(f)(h)(i) 08/07/20	4.000%	463,000	465,556
Playa Resorts Holding Term Loan(h)(i) 08/09/19	4.750%	169,000	170,374
Total			743,555
Packaging —%
Exopack LLC Tranche B Term Loan(f)(h)(i) 04/24/19	0.000%	278,000	281,303
Property & Casualty 0.2%
Alliant Holdings I, Inc. Term Loan(h)(i) 12/20/19	5.000%	313,630	314,571
Asurion LLC Tranche B1 Term Loan(h)(i) 05/24/19	4.500%	578,627	578,465
Lonestar Intermediate Super Holdings LLC Term Loan(h)(i) 09/02/19	11.000%	1,122,000	1,162,201
Total			2,055,237
Retailers 0.1%
Neiman Marcus Group, Inc. (The) Term Loan(f)(h)(i) 05/16/18	5.000%	460,000	462,935
Rite Aid Corp. Tranche 1 2nd Lien Term Loan(h)(i) 08/21/20	5.750%	426,000	435,738
Total			898,673
Technology 0.2%
Ancestry.com, Inc. Tranche B1 Term Loan(h)(i) 12/28/18	5.250%	519,093	521,408
Blue Coat Systems, Inc. 2nd Lien Term Loan(h)(i) 06/28/20	9.500%	529,000	532,968
Digital Insight Corp.(f)(h)(i) 1st Lien Term Loan 10/11/19	4.750%	102,000	101,957
2nd Lien Term Loan 10/11/20	8.750%	122,000	122,406

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
ION Trading Technologies SARL 2nd Lien Term Loan(h)(i) 05/22/21	8.250%	716,693	719,682
Triple Point Group Holdings, Inc.(h)(i) 1st Lien Term Loan 07/10/20	5.250%	350,000	333,375
2nd Lien Term Loan 07/10/21	9.250%	339,000	316,399
Total			2,648,195
Wirelines —%
Integra Telecom Holdings, Inc.(h)(i) 2nd Lien Term Loan 02/21/20	9.750%	75,000	77,047
Tranche B Term Loan 02/22/19	5.250%	214,920	217,247
Total			294,294
Total Senior Loans (Cost: $11,539,483)			11,670,742
Common Stocks —%
Issuer		Shares	Value ($)
Financials —%
Insurance —%
Washington Funding Trust LII D Escrow(b)(d)(e)(j)		1,075	—
WMI Holdings Corp.(j)		21,286	23,202
Total			23,202
Total Financials			23,202
Total Common Stocks (Cost: $1,077,709)			23,202

Warrants —%

Issuer	Shares	Value ($)
Energy —%
Energy Equipment & Services —%
Green Field Energy Services, Inc.(a)(b)(j)	682	689
Total Warrants (Cost: $26,740)		689

Money Market Funds 2.5%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.093%(k)(l)	34,998,095	34,998,095
Total Money Market Funds (Cost: $34,998,095)		34,998,095
Total Investments (Cost: $1,380,725,814)		1,371,478,858
Other Assets & Liabilities, Net		8,049,431
Net Assets		1,379,528,289

Investments in Derivatives

Futures Contracts Outstanding at October 31, 2013

At October 31, 2013, cash totaling $5,140,600 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Long Bond, 20-year	(1,109)	USD	(149,507,063)	December 2013	—	(3,397,976)
U.S. Treasury Note, 5-year	(27)	USD	(3,285,563)	December 2013	—	(57,838)
U.S. Treasury Note, 10-year	(1,519)	USD	(193,458,898)	December 2013	—	(3,753,973)
U.S. Treasury Ultra Bond, 30-year	(27)	USD	(3,890,531)	December 2013	—	(98,759)
Total					—	(7,308,546)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
17

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2013, the value of these securities amounted to $244,496,406 or 17.72% of net assets.

(b)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at October 31, 2013 was $359,714, representing 0.03% of net assets. Information concerning such security holdings at October 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Green Field Energy Services, Inc.	11/09/11	26,740
Green Field Energy Services, Inc. Secured	11/09/11	648,440
Green Field Energy Services, Inc. Secured	10/24/12	17,340
Six Flags, Inc. 06/01/14 9.625%	05/07/10	—
Washington Funding Trust LII D Escrow	03/05/07	—
Washington Mutual Bank Subordinated Notes 01/15/15 5.125%	03/10/06 - 05/14/08	5,688,448

(c)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2013, the value of these securities amounted to $359,025, which represents 0.03% of net assets.

(d)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2013, the value of these securities amounted to $9,525, which represents less than 0.01% of net assets.

(e)  Negligible market value.

(f)  Represents a security purchased on a when-issued or delayed delivery basis.

(g)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(h)  Variable rate security.

(i)  Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. The interest rate shown reflects the weighted average coupon as of October 31, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(j)  Non-income producing.

(k)  The rate shown is the seven-day current annualized yield at October 31, 2013.

(l)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	93,058,854	401,209,948	(459,270,707)	34,998,095	37,177	34,998,095

Abbreviation Legend

PIK    Payment-in-Kind

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
18

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
19

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Banking	—	25,950,456	9,525	25,959,981
All Other Industries	—	1,254,807,725	—	1,254,807,725
Residential Mortgage-Backed Securities — Agency	—	26	—	26
U.S. Treasury Obligations	44,018,398	—	—	44,018,398
Total Bonds	44,018,398	1,280,758,207	9,525	1,324,786,130
Equity Securities
Common Stocks
Financials	23,202	—	—	23,202
Warrants
Energy	—	689	—	689
Total Equity Securities	23,202	689	—	23,891
Other
Senior Loans
Automotive	—	—	207,283	207,283
All Other Industries	—	11,463,459	—	11,463,459
Total Other	—	11,463,459	207,283	11,670,742
Mutual Funds
Money Market Funds	34,998,095	—	—	34,998,095
Total Mutual Funds	34,998,095	—	—	34,998,095
Investments in Securities	79,039,695	1,292,222,355	216,808	1,371,478,858
Derivatives
Liabilities
Futures Contracts	(7,308,546)	—	—	(7,308,546)
Total	71,731,149	1,292,222,355	216,808	1,364,170,312

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
20

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Senior Loans ($)	Total ($)
Balance as of April 30, 2013	9,525	—	9,525
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	2	2
Change in unrealized appreciation (depreciation)(a)	—	(522)	(522)
Sales	—	(515)	(515)
Purchases	—	—	—
Transfers into Level 3	—	208,318	208,318
Transfers out of Level 3	—	—	—
Balance as of October 31, 2013	9,525	207,283	216,808

(a) Change in unrealized appreciation (depreciation) relating to securities held at October 31, 2013 was $(522) for Senior Loans.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company's bankruptcy filing. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
21

Columbia Corporate Income Fund

Statement of Assets and Liabilities

October 31, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,345,727,719)	$1,336,480,763
Affiliated issuers (identified cost $34,998,095)	34,998,095
Total investments (identified cost $1,380,725,814)	1,371,478,858
Cash	635,741
Margin deposits	5,140,600
Receivable for:
Investments sold	3,224,352
Capital shares sold	3,787,559
Dividends	2,430
Interest	13,910,219
Variation margin	410,625
Prepaid expenses	13,526
Trustees' deferred compensation plan	67,611
Other assets	116,511
Total assets	1,398,788,032
Liabilities
Payable for:
Investments purchased	6,126,500
Investments purchased on a delayed delivery basis	7,586,776
Capital shares purchased	1,382,497
Dividend distributions to shareholders	3,876,561
Variation margin	2,742
Investment management fees	16,134
Distribution and/or service fees	2,238
Transfer agent fees	129,286
Administration fees	2,471
Compensation of board members	661
Chief compliance officer expenses	246
Other expenses	66,020
Trustees' deferred compensation plan	67,611
Total liabilities	19,259,743
Net assets applicable to outstanding capital stock	$1,379,528,289
Represented by
Paid-in capital	$1,344,353,141
Excess of distributions over net investment income	(650,017)
Accumulated net realized gain	52,805,490
Unrealized appreciation (depreciation) on:
Investments	(9,246,956)
Futures contracts	(7,308,546)
Swap contracts	(424,823)
Total — representing net assets applicable to outstanding capital stock	$1,379,528,289

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
22

Columbia Corporate Income Fund

Statement of Assets and Liabilities (continued)

October 31, 2013 (Unaudited)

Class A
Net assets	$119,487,878
Shares outstanding	11,592,502
Net asset value per share	$10.31
Maximum offering price per share(a)	$10.82
Class B
Net assets	$1,776,660
Shares outstanding	172,384
Net asset value per share	$10.31
Class C
Net assets	$18,841,295
Shares outstanding	1,828,082
Net asset value per share	$10.31
Class I
Net assets	$621,491,932
Shares outstanding	60,285,455
Net asset value per share	$10.31
Class R4
Net assets	$3,808,996
Shares outstanding	370,010
Net asset value per share	$10.29
Class R5
Net assets	$1,180,587
Shares outstanding	114,731
Net asset value per share	$10.29
Class W
Net assets	$136,424,145
Shares outstanding	13,235,405
Net asset value per share	$10.31
Class Y
Net assets	$2,381
Shares outstanding	231
Net asset value per share	$10.31
Class Z
Net assets	$476,514,415
Shares outstanding	46,235,064
Net asset value per share	$10.31

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
23

Columbia Corporate Income Fund

Statement of Operations

Six Months Ended October 31, 2013 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$37,177
Interest	26,602,978
Total income	26,640,155
Expenses:
Investment management fees	3,054,538
Distribution and/or service fees
Class A	162,246
Class B	10,403
Class C	106,653
Class W	200,548
Transfer agent fees
Class A	119,619
Class B	1,919
Class C	19,657
Class R4	2,218
Class R5	879
Class W	147,587
Class Z	464,095
Administration fees	466,969
Compensation of board members	26,122
Custodian fees	12,331
Printing and postage fees	26,783
Registration fees	74,344
Professional fees	35,341
Chief compliance officer expenses	473
Other	19,966
Total expenses	4,952,691
Fees waived by Distributor — Class C	(15,998)
Expense reductions	(2,217)
Total net expenses	4,934,476
Net investment income	21,705,679
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(8,454,500)
Futures contracts	18,944,702
Net realized gain	10,490,202
Net change in unrealized appreciation (depreciation) on:
Investments	(60,354,330)
Futures contracts	(1,498,012)
Net change in unrealized appreciation (depreciation)	(61,852,342)
Net realized and unrealized loss	(51,362,140)
Net decrease in net assets from operations	$(29,656,461)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
24

Columbia Corporate Income Fund

Statement of Changes in Net Assets

	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013(a)
Operations
Net investment income	$21,705,679	$48,346,706
Net realized gain	10,490,202	73,062,428
Net change in unrealized appreciation (depreciation)	(61,852,342)	7,447,880
Net increase (decrease) in net assets resulting from operations	(29,656,461)	128,857,014
Distributions to shareholders
Net investment income
Class A	(1,793,226)	(4,247,746)
Class B	(20,847)	(67,627)
Class C	(229,981)	(533,389)
Class I	(9,748,712)	(20,380,660)
Class R4	(37,571)	(1,549)
Class R5	(55,298)	(177)
Class W	(2,229,121)	(4,782,370)
Class Y	(38)	(37)
Class Z	(7,590,551)	(18,333,520)
Net realized gains
Class A	—	(2,972,562)
Class B	—	(60,172)
Class C	—	(470,063)
Class I	—	(11,858,459)
Class R4	—	(50)
Class R5	—	(50)
Class W	—	(2,952,768)
Class Y	—	(50)
Class Z	—	(12,593,986)
Total distributions to shareholders	(21,705,345)	(79,255,235)
Increase (decrease) in net assets from capital stock activity	(43,573,044)	17,040,442
Total increase (decrease) in net assets	(94,934,850)	66,642,221
Net assets at beginning of period	1,474,463,139	1,407,820,918
Net assets at end of period	$1,379,528,289	$1,474,463,139
Excess of distributions over net investment income	$(650,017)	$(650,351)

(a) Class R4, Class R5 and Class Y shares are for the period from November 8, 2012 (commencement of operations) to April 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
25

Columbia Corporate Income Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	1,508,310	15,630,311	4,628,237	48,804,482
Distributions reinvested	153,680	1,575,838	597,175	6,305,905
Redemptions	(3,220,814)	(33,027,695)	(4,113,395)	(43,323,508)
Net increase (decrease)	(1,558,824)	(15,821,546)	1,112,017	11,786,879
Class B shares
Subscriptions	8,455	87,572	48,341	509,739
Distributions reinvested	1,456	14,926	8,222	86,790
Redemptions(b)	(67,587)	(693,569)	(130,349)	(1,370,185)
Net decrease	(57,676)	(591,071)	(73,786)	(773,656)
Class C shares
Subscriptions	129,330	1,341,174	1,170,822	12,344,941
Distributions reinvested	19,145	196,311	79,202	836,527
Redemptions	(646,867)	(6,650,692)	(580,590)	(6,116,863)
Net increase (decrease)	(498,392)	(5,113,207)	669,434	7,064,605
Class I shares
Subscriptions	5,003,753	51,732,885	3,787,177	40,244,010
Distributions reinvested	950,811	9,748,663	3,053,663	32,238,969
Redemptions	(2,721,218)	(27,792,124)	(5,758,306)	(60,629,655)
Net increase	3,233,346	33,689,424	1,082,534	11,853,324
Class R4 shares
Subscriptions	318,323	3,263,836	81,233	859,913
Distributions reinvested	3,671	37,529	143	1,519
Redemptions	(33,202)	(336,853)	(158)	(1,673)
Net increase	288,792	2,964,512	81,218	859,759
Class R5 shares
Subscriptions	900,405	9,112,422	10,974	116,293
Distributions reinvested	5,421	55,254	14	146
Redemptions	(802,083)	(8,055,104)	—	—
Net increase	103,743	1,112,572	10,988	116,439
Class W shares
Subscriptions	2,449,671	25,172,997	4,879,966	51,449,757
Distributions reinvested	217,436	2,229,079	732,702	7,734,957
Redemptions	(4,350,362)	(44,750,455)	(6,500,130)	(68,750,110)
Net decrease	(1,683,255)	(17,348,379)	(887,462)	(9,565,396)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
26

Columbia Corporate Income Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Y shares
Subscriptions	—	—	231	2,500
Distributions reinvested	—	—	1	6
Redemptions	(1)	(6)	—	—
Net increase (decrease)	(1)	(6)	232	2,506
Class Z shares
Subscriptions	4,785,203	49,444,695	18,655,505	197,776,815
Distributions reinvested	293,511	3,008,985	977,555	10,324,033
Redemptions	(9,257,808)	(94,919,023)	(20,149,210)	(212,404,866)
Net decrease	(4,179,094)	(42,465,343)	(516,150)	(4,304,018)
Total net increase (decrease)	(4,351,361)	(43,573,044)	1,479,025	17,040,442

(a) Class R4, Class R5 and Class Y shares are for the period from November 8, 2012 (commencement of operations) to April 30, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
27

Columbia Corporate Income Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended March 31,
Class A	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$10.67		$10.30		$10.19		$9.71		$9.53		$7.61		$9.06
Income from investment operations:
Net investment income	0.14		0.32		0.03		0.35		0.50		0.54		0.50
Net realized and unrealized gain (loss)	(0.36)		0.59		0.11		0.49		0.19		1.95		(1.45)
Total from investment operations	(0.22)		0.91		0.14		0.84		0.69		2.49		(0.95)
Less distributions to shareholders:
Net investment income	(0.14)		(0.32)		(0.03)		(0.36)		(0.51)		(0.57)		(0.50)
Net realized gains	—		(0.22)		—		—		—		—		—
Total distributions to shareholders	(0.14)		(0.54)		(0.03)		(0.36)		(0.51)		(0.57)		(0.50)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(b)	—
Net asset value, end of period	$10.31		$10.67		$10.30		$10.19		$9.71		$9.53		$7.61
Total return	(2.01%)		8.97%		1.35%		8.83%		7.43%		33.42%		(10.77%)
Ratios to average net assets(c)
Total gross expenses	0.95	%(d)	0.96%		0.97	%(d)	0.98	%(e)	1.03	%(f)	0.95	%(e)	1.03	%(e)
Total net expenses(g)	0.95	%(d)(h)	0.95	%(h)	0.92	%(d)	0.93	%(e)(h)	0.96	%(f)(h)	0.95	%(e)(h)	1.03	%(e)(h)
Net investment income	2.76	%(d)	3.04%		3.30	%(d)	3.54%		5.14%		6.04%		5.95%
Supplemental data
Net assets, end of period (in thousands)	$119,488		$140,322		$123,974		$119,473		$81,879		$85,361		$71,290
Portfolio turnover	60%		109%		6%		183%		108%		131%		147%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Ratios include line of credit interest expense. If line of credit interest expense had been excluded, expenses would have been lower by 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
28

Columbia Corporate Income Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended March 31,
Class B	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$10.67		$10.30		$10.19		$9.71		$9.53		$7.61		$9.06
Income from investment operations:
Net investment income	0.10		0.24		0.02		0.28		0.43		0.48		0.43
Net realized and unrealized gain (loss)	(0.36)		0.59		0.11		0.49		0.19		1.95		(1.45)
Total from investment operations	(0.26)		0.83		0.13		0.77		0.62		2.43		(1.02)
Less distributions to shareholders:
Net investment income	(0.10)		(0.24)		(0.02)		(0.29)		(0.44)		(0.51)		(0.43)
Net realized gains	—		(0.22)		—		—		—		—		—
Total distributions to shareholders	(0.10)		(0.46)		(0.02)		(0.29)		(0.44)		(0.51)		(0.43)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(b)	—
Net asset value, end of period	$10.31		$10.67		$10.30		$10.19		$9.71		$9.53		$7.61
Total return	(2.38%)		8.16%		1.29%		8.02%		6.64%		32.44%		(11.44%)
Ratios to average net assets(c)
Total gross expenses	1.70	%(d)	1.71%		1.72	%(d)	1.75	%(e)	1.78	%(f)	1.70	%(e)	1.78	%(e)
Total net expenses(g)	1.70	%(d)(h)	1.70	%(h)	1.67	%(d)	1.68	%(e)(h)	1.71	%(f)(h)	1.70	%(e)(h)	1.78	%(e)(h)
Net investment income	2.00	%(d)	2.32%		2.55	%(d)	2.84%		4.42%		5.33%		5.17%
Supplemental data
Net assets, end of period (in thousands)	$1,777		$2,455		$3,129		$3,173		$4,344		$6,583		$7,705
Portfolio turnover	60%		109%		6%		183%		108%		131%		147%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Ratios include line of credit interest expense. If line of credit interest expense had been excluded, expenses would have been lower by 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
29

Columbia Corporate Income Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended March 31,
Class C	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$10.67		$10.30		$10.19		$9.71		$9.53		$7.61		$9.06
Income from investment operations:
Net investment income	0.11		0.26		0.02		0.29		0.44		0.49		0.45
Net realized and unrealized gain (loss)	(0.36)		0.58		0.11		0.49		0.20		1.95		(1.45)
Total from investment operations	(0.25)		0.84		0.13		0.78		0.64		2.44		(1.00)
Less distributions to shareholders:
Net investment income	(0.11)		(0.25)		(0.02)		(0.30)		(0.46)		(0.52)		(0.45)
Net realized gains	—		(0.22)		—		—		—		—		—
Total distributions to shareholders	(0.11)		(0.47)		(0.02)		(0.30)		(0.46)		(0.52)		(0.45)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(b)	—
Net asset value, end of period	$10.31		$10.67		$10.30		$10.19		$9.71		$9.53		$7.61
Total return	(2.31%)		8.32%		1.30%		8.18%		6.79%		32.63%		(11.31%)
Ratios to average net assets(c)
Total gross expenses	1.70	%(d)	1.71%		1.72	%(d)	1.73	%(e)	1.78	%(f)	1.70	%(e)	1.78	%(e)
Total net expenses(g)	1.55	%(d)(h)	1.55	%(h)	1.52	%(d)	1.53	%(e)(h)	1.56	%(f)(h)	1.55	%(e)(h)	1.63	%(e)(h)
Net investment income	2.16	%(d)	2.42%		2.69	%(d)	2.93%		4.55%		5.45%		5.35%
Supplemental data
Net assets, end of period (in thousands)	$18,841		$24,821		$17,062		$16,074		$9,952		$11,265		$9,974
Portfolio turnover	60%		109%		6%		183%		108%		131%		147%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Ratios include line of credit interest expense. If line of credit interest expense had been excluded, expenses would have been lower by 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
30

Columbia Corporate Income Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,			Year Ended March 31,
Class I	(Unaudited)		2013	2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$10.67		$10.30	$10.19		$9.71		$9.84
Income from investment operations:
Net investment income	0.17		0.37	0.03		0.38		0.25
Net realized and unrealized gain (loss)	(0.36)		0.58	0.11		0.50		(0.11)
Total from investment operations	(0.19)		0.95	0.14		0.88		0.14
Less distributions to shareholders:
Net investment income	(0.17)		(0.36)	(0.03)		(0.40)		(0.27)
Net realized gains	—		(0.22)	—		—		—
Total distributions to shareholders	(0.17)		(0.58)	(0.03)		(0.40)		(0.27)
Net asset value, end of period	$10.31		$10.67	$10.30		$10.19		$9.71
Total return	(1.80%)		9.43%	1.38%		9.23%		1.50%
Ratios to average net assets(c)
Total gross expenses	0.52	%(d)	0.53%	0.55	%(d)	0.54	%(e)	0.65	%(d)(e)
Total net expenses(f)	0.52	%(d)	0.53%	0.55	%(d)	0.54	%(e)(g)	0.65	%(d)(e)(g)
Net investment income	3.21	%(d)	3.47%	3.68	%(d)	3.81%		5.15	%(d)
Supplemental data
Net assets, end of period (in thousands)	$621,492		$608,842	$576,449		$560,564		$98,729
Portfolio turnover	60%		109%	6%		183%		108%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
31

Columbia Corporate Income Fund

Financial Highlights (continued)

Class R4	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30, 2013(a)
Per share data
Net asset value, beginning of period	$10.65		$10.81
Income from investment operations:
Net investment income	0.16		0.14
Net realized and unrealized gain (loss)	(0.36)		0.07
Total from investment operations	(0.20)		0.21
Less distributions to shareholders:
Net investment income	(0.16)		(0.15)
Net realized gains	—		(0.22)
Total distributions to shareholders	(0.16)		(0.37)
Net asset value, end of period	$10.29		$10.65
Total return	(1.90%)		2.03%
Ratios to average net assets(b)
Total gross expenses	0.71	%(c)	0.74	%(c)
Total net expenses(d)	0.71	%(c)(e)	0.71	%(c)
Net investment income	3.12	%(c)	2.97	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3,809		$865
Portfolio turnover	60%		109%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to April 30, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
32

Columbia Corporate Income Fund

Financial Highlights (continued)

Class R5	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30, 2013(a)
Per share data
Net asset value, beginning of period	$10.65		$10.81
Income from investment operations:
Net investment income	0.16		0.14
Net realized and unrealized gain (loss)	(0.36)		0.08
Total from investment operations	(0.20)		0.22
Less distributions to shareholders:
Net investment income	(0.16)		(0.16)
Net realized gains	—		(0.22)
Total distributions to shareholders	(0.16)		(0.38)
Net asset value, end of period	$10.29		$10.65
Total return	(1.83%)		2.08%
Ratios to average net assets(b)
Total gross expenses	0.56	%(c)	0.58	%(c)
Total net expenses(d)	0.56	%(c)	0.58	%(c)
Net investment income	3.14	%(c)	3.05	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,181		$117
Portfolio turnover	60%		109%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to April 30, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
33

Columbia Corporate Income Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended March 31,
Class W	(Unaudited)		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$10.67		$10.30		$10.19		$9.71		$9.84
Income from investment operations:
Net investment income	0.14		0.32		0.03		0.35		0.23
Net realized and unrealized gain (loss)	(0.36)		0.59		0.11		0.49		(0.10)
Total from investment operations	(0.22)		0.91		0.14		0.84		0.13
Less distributions to shareholders:
Net investment income	(0.14)		(0.32)		(0.03)		(0.36)		(0.26)
Net realized gains	—		(0.22)		—		—		—
Total distributions to shareholders	(0.14)		(0.54)		(0.03)		(0.36)		(0.26)
Net asset value, end of period	$10.31		$10.67		$10.30		$10.19		$9.71
Total return	(2.01%)		8.97%		1.35%		8.83%		1.31%
Ratios to average net assets(c)
Total gross expenses	0.95	%(d)	0.96%		0.97	%(d)	0.98	%(e)	1.06	%(d)(e)
Total net expenses(f)	0.95	%(d)(g)	0.95	%(g)	0.92	%(d)	0.93	%(e)(g)	0.95	%(d)(e)(g)
Net investment income	2.78	%(d)	3.06%		3.30	%(d)	3.50%		4.70	%(d)
Supplemental data
Net assets, end of period (in thousands)	$136,424		$159,179		$162,775		$159,553		$104,340
Portfolio turnover	60%		109%		6%		183%		108%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
34

Columbia Corporate Income Fund

Financial Highlights (continued)

Class Y	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30, 2013(a)
Per share data
Net asset value, beginning of period	$10.66		$10.82
Income from investment operations:
Net investment income	0.17		0.17
Net realized and unrealized gain (loss)	(0.35)		0.05
Total from investment operations	(0.18)		0.22
Less distributions to shareholders:
Net investment income	(0.17)		(0.16)
Net realized gains	—		(0.22)
Total distributions to shareholders	(0.17)		(0.38)
Net asset value, end of period	$10.31		$10.66
Total return	(1.71%)		2.09%
Ratios to average net assets(b)
Total gross expenses	0.46	%(c)	0.45	%(c)
Total net expenses(d)	0.46	%(c)	0.45	%(c)
Net investment income	3.27	%(c)	3.35	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2		$2
Portfolio turnover	60%		109%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to April 30, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
35

Columbia Corporate Income Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended March 31,
Class Z	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$10.67		$10.30		$10.19		$9.71		$9.53		$7.61		$9.06
Income from investment operations:
Net investment income	0.16		0.35		0.03		0.38		0.52		0.56		0.52
Net realized and unrealized gain (loss)	(0.36)		0.58		0.11		0.49		0.20		1.96		(1.45)
Total from investment operations	(0.20)		0.93		0.14		0.87		0.72		2.52		(0.93)
Less distributions to shareholders:
Net investment income	(0.16)		(0.34)		(0.03)		(0.39)		(0.54)		(0.60)		(0.52)
Net realized gains	—		(0.22)		—		—		—		—		—
Total distributions to shareholders	(0.16)		(0.56)		(0.03)		(0.39)		(0.54)		(0.60)		(0.52)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(b)	—
Net asset value, end of period	$10.31		$10.67		$10.30		$10.19		$9.71		$9.53		$7.61
Total return	(1.89%)		9.24%		1.37%		9.10%		7.70%		33.74%		(10.55%)
Ratios to average net assets(c)
Total gross expenses	0.70	%(d)	0.71%		0.72	%(d)	0.73	%(e)	0.78	%(f)	0.70	%(e)	0.78	%(e)
Total net expenses(g)	0.70	%(d)(h)	0.70	%(h)	0.67	%(d)	0.68	%(e)(h)	0.71	%(f)(h)	0.70	%(e)(h)	0.78	%(e)(h)
Net investment income	3.01	%(d)	3.30%		3.55	%(d)	3.80%		5.37%		6.29%		6.22%
Supplemental data
Net assets, end of period (in thousands)	$476,514		$537,860		$524,432		$515,700		$396,952		$451,195		$358,348
Portfolio turnover	60%		109%		6%		183%		108%		131%		147%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Ratios include line of credit interest expense. If line of credit interest expense had been excluded, expenses would have been lower by 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
36

Columbia Corporate Income Fund

Notes to Financial Statements

October 31, 2013 (Unaudited)

Note 1. Organization

Columbia Corporate Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These

Semiannual Report 2013
37

Columbia Corporate Income Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and

Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. A Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any initial margin held by the counterparty. With exchange traded or centrally cleared derivatives, there is minimal counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between a Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or

Semiannual Report 2013
38

Columbia Corporate Income Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

clearinghouse for exchange traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at October 31, 2013:

Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized depreciation on futures contracts	7,308,546	*

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended October 31, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	18,944,702

Semiannual Report 2013
39

Columbia Corporate Income Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	(1,498,012)

The following table is a summary of the volume of derivative instruments for the six months ended October 31, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	6,285

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Investments in Loans

The Fund may invest in loan participations and assignments of all or a portion of a loan. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (Selling Participant), but not the borrower, and assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Fund and the borrower. In addition, the Fund may not directly benefit from the collateral supporting the loan that it has purchased from the Selling Participant. In contrast, when the Fund purchases an assignment of a loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund's rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce their rights only through an administrative agent. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have their interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Dividend income is recorded on the ex-dividend date.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Semiannual Report 2013
40

Columbia Corporate Income Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.43% to 0.30% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended October 31, 2013 was 0.43% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended October 31, 2013 was 0.07% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Beginning November 8, 2012, Class Y shares are not subject to transfer agent fees through April 30, 2014.

For the six months ended October 31, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.18
Class C	0.18
Class R4	0.18
Class R5	0.05
Class W	0.18
Class Z	0.18

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2013, these minimum account balance fees reduced total expenses by $2,217.

Semiannual Report 2013
41

Columbia Corporate Income Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75% and 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares, respectively.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.60% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

The Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $77,689 for Class A, $678 for Class B and $2,204 for Class C shares for the six months ended October 31, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through August 31, 2014
Class A	0.96%
Class B	1.71
Class C	1.71
Class I	0.58
Class R4	0.71
Class R5	0.63
Class W	0.96
Class Y	0.58
Class Z	0.71

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2013, the cost of investments for federal income tax purposes was approximately $1,380,726,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$22,388,000
Unrealized depreciation	(31,635,000)
Net unrealized depreciation	$(9,247,000)

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's

Semiannual Report 2013
42

Columbia Corporate Income Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $859,119,254 and $807,998,355, respectively, for the six months ended October 31, 2013, of which $161,872,807 and $130,840,522, respectively, were U.S. government securities.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At October 31, 2013, one unaffiliated shareholder account owned 18.8% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Affiliated shareholder accounts owned 62.9% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of

0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 10, 2013, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, continues to permit collective borrowings up to $500 million under the same terms and interest rates as described above. Effective December 10, 2013, the Fund pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended October 31, 2013.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its

Semiannual Report 2013
43

Columbia Corporate Income Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
44

Columbia Corporate Income Fund

Board Consideration and Approval of Advisory Agreement

On June 14, 2013, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Corporate Income Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 5, 2013, April 24, 2013 and June 13, 2013, and at the Board meeting held on June 14, 2013. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2013, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 14, 2013, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by the independent third-party data provider);

•  The terms and conditions of the Advisory Agreement;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of comparable portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Semiannual Report 2013
45

Columbia Corporate Income Fund

Board Consideration and Approval of Advisory Agreement (continued)

Nature, Extent and Quality of Services Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate Administrative Services Agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreement supported the continuation of the Advisory Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2012, the Fund's performance was in the 53rd, 43rd and 23rd percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a

Semiannual Report 2013
46

Columbia Corporate Income Fund

Board Consideration and Approval of Advisory Agreement (continued)

percentage of average daily net assets. The Committee and the Board noted that the Fund's actual management fee and net expense ratio are both ranked in the third quintile (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2012 to profitability levels realized in 2011. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the Fund, the expense ratio of the Fund, and the implementation of expense limitations with respect to the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the

Semiannual Report 2013
47

Columbia Corporate Income Fund

Board Consideration and Approval of Advisory Agreement (continued)

Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

Semiannual Report 2013
48

Columbia Corporate Income Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
49

Columbia Corporate Income Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR136_04_C01_(12/13)

Semiannual Report

October 31, 2013

Columbia Bond Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

A market rally led by equities

Despite threats of military action in Syria, rumblings from Iran and an impending showdown over the debt ceiling here at home, the U.S. financial markets delivered positive results in the third quarter of 2013. Stocks outperformed bonds by a substantial margin. Still, robust growth continued to elude the U.S. economy, which merely plodded along. New job growth was solid but not spectacular. Consumer spending remained steady, but the only obvious beneficiary was the auto industry. Gains in the housing market met some headwinds, as mortgage rates rose and sales slipped somewhat. Nevertheless, the recovery in housing remained intact.

The Federal Reserve (the Fed) unsettled investors with a hint that it was ready to taper its purchase of U.S. Treasury and mortgage securities. However, its failure to take any action in a September meeting rallied stocks to new highs and brought bonds back into positive territory for the quarter. Small-cap stocks were the U.S. market leaders. Growth outperformed value in a quarter dominated by the materials, industrials and consumer discretionary sectors. Developed markets led the global rally, driven by strengthening economic conditions in the eurozone. Certain emerging stock markets, including China's, bounced back with returns in line with those of the United States. India and Indonesia were exceptions to that trend, as fears of the Fed's tapering efforts rattled investors in both countries.

Improved risk appetites boosted fixed income

Following a weak second quarter, the fixed-income markets made up some ground in the third quarter of 2013. As yields fell, bond prices rallied enough to push returns on non-Treasury sectors into positive territory. Risk appetites improved in response to continued liquidity from the Fed. Against this backdrop, U.S. high-yield and foreign bonds led the fixed-income markets, along with mortgage-backed securities and emerging market bonds. The U.S. municipal bond market was the exception, as it slipped into negative territory in the final week of the period, pressured by heightened concerns over Puerto Rico, potential municipal bankruptcies and continued fund redemptions.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Bond Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	19
Statement of Operations	21
Statement of Changes in Net Assets	22
Financial Highlights	25
Notes to Financial Statements	36
Board Consideration and Approval of Advisory Agreement	47
Important Information About This Report	53

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Bond Fund (the Fund) Class A shares returned -3.02% excluding sales charges for the six-month period that ended October 31, 2013.

>  The Fund underperformed its benchmark, the Barclays U.S. Aggregate Bond Index, which returned -1.97% for the same six-month period.

Average Annual Total Returns (%) (for period ended October 31, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A*	03/31/08
Excluding sales charges		-3.02	-2.61	6.32	4.36
Including sales charges		-7.61	-7.28	5.28	3.85
Class B*	03/07/11
Excluding sales charges		-3.38	-3.34	5.53	3.60
Including sales charges		-8.19	-8.01	5.21	3.60
Class C*	03/31/08
Excluding sales charges		-3.31	-3.20	5.61	3.65
Including sales charges		-4.27	-4.14	5.61	3.65
Class I*	09/27/10	-2.80	-2.10	6.68	4.68
Class R*	11/16/11	-3.14	-2.86	5.95	3.97
Class R4*	11/08/12	-2.90	-2.39	6.59	4.63
Class R5*	11/08/12	-2.81	-2.24	6.62	4.65
Class T*	03/07/11
Excluding sales charges		-2.97	-2.52	6.43	4.48
Including sales charges		-7.57	-7.11	5.39	3.97
Class W*	09/27/10	-3.00	-2.59	6.36	4.39
Class Y*	07/15/09	-2.80	-2.20	6.68	4.68
Class Z	01/09/86	-2.89	-2.37	6.59	4.63
Barclays U.S. Aggregate Bond Index		-1.97	-1.08	6.09	4.78

Returns for Class A and Class T are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Bond Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at October 31, 2013)
Asset-Backed Securities — Agency	2.3
Asset-Backed Securities — Non-Agency	5.2
Commercial Mortgage-Backed Securities — Agency	0.1
Commercial Mortgage-Backed Securities — Non-Agency	8.6
Common Stocks	0.0	(a)
Consumer Staples	0.0	(a)
Financials	0.0	(a)
Corporate Bonds & Notes	23.3
Foreign Government Obligations	1.5
Money Market Funds	1.0
Municipal Bonds	2.2
Preferred Debt	1.4
Residential Mortgage-Backed Securities — Agency	28.3
Residential Mortgage-Backed Securities — Non-Agency	0.3
Treasury Bills	4.9
U.S. Government & Agency Obligations	4.8
U.S. Treasury Obligations	16.1
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Quality Breakdown (%) (at October 31, 2013)
AAA rating	66.8
AA rating	5.3
A rating	10.5
BBB rating	16.7
Non-investment grade	0.5
Not rated	0.2
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Carl Pappo, CFA

Michael Zazzarino

Semiannual Report 2013
3

Columbia Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2013 – October 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	969.80	1,020.42	4.72	4.84	0.95
Class B	1,000.00	1,000.00	966.20	1,016.64	8.43	8.64	1.70
Class C	1,000.00	1,000.00	966.90	1,017.39	7.68	7.88	1.55
Class I	1,000.00	1,000.00	972.00	1,022.94	2.24	2.29	0.45
Class R	1,000.00	1,000.00	968.60	1,019.16	5.95	6.11	1.20
Class R4	1,000.00	1,000.00	971.00	1,021.73	3.43	3.52	0.69
Class R5	1,000.00	1,000.00	971.90	1,022.33	2.83	2.91	0.57
Class T	1,000.00	1,000.00	970.30	1,020.92	4.22	4.33	0.85
Class W	1,000.00	1,000.00	970.00	1,020.42	4.72	4.84	0.95
Class Y	1,000.00	1,000.00	972.00	1,022.58	2.58	2.65	0.52
Class Z	1,000.00	1,000.00	971.10	1,021.68	3.48	3.57	0.70

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
4

Columbia Bond Fund

Portfolio of Investments

October 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 25.2%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
L-3 Communications Corp. 02/15/21	4.950%	1,885,000	2,003,932
Lockheed Martin Corp. Senior Unsecured 09/15/21	3.350%	695,000	700,091
Total			2,704,023
Automotive 0.7%
Ford Motor Credit Co. LLC Senior Unsecured 06/15/16	3.984%	6,366,000	6,780,121
Banking 3.6%
Bank of America Corp. Senior Unsecured 01/24/22	5.700%	1,695,000	1,945,784
01/11/23	3.300%	430,000	412,696
Bank of New York Mellon Corp. (The) Subordinated Notes(a) 12/29/49	4.500%	1,555,000	1,430,600
Barclays Bank PLC(a)(b) 09/29/49	7.434%	1,006,000	1,109,115
HSBC Holdings PLC Senior Unsecured 01/14/22	4.875%	515,000	564,903
HSBC USA, Inc. Subordinated Notes 09/27/20	5.000%	2,625,000	2,848,637
ING Bank NV Senior Unsecured(b) 03/15/16	4.000%	2,685,000	2,840,139
JPMorgan Chase Capital XXI(a) 02/02/37	1.192%	615,000	448,950
JPMorgan Chase Capital XXIII(a) 05/15/47	1.264%	6,130,000	4,456,510
KeyCorp Senior Unsecured 03/24/21	5.100%	3,250,000	3,605,102
M&T Bank Corp.(b) 12/31/49	6.875%	1,100,000	1,115,800
Merrill Lynch & Co., Inc. Subordinated Notes 05/02/17	5.700%	1,465,000	1,625,946
Royal Bank of Scotland Group PLC Senior Unsecured 09/18/15	2.550%	1,785,000	1,828,161
State Street Corp. 03/15/18	4.956%	3,640,000	4,033,848

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Bancorp Subordinated Notes 07/15/22	2.950%	6,102,000	5,797,730
Total			34,063,921
Chemicals 0.8%
Lubrizol Corp. 02/01/19	8.875%	2,035,000	2,702,262
LyondellBasell Industries NV Senior Unsecured 04/15/19	5.000%	945,000	1,057,856
11/15/21	6.000%	3,305,000	3,845,381
Total			7,605,499
Diversified Manufacturing 0.3%
General Electric Co. Senior Unsecured 10/09/22	2.700%	2,200,000	2,111,270
10/09/42	4.125%	1,216,000	1,122,949
Total			3,234,219
Electric 3.7%
Alabama Power Co. Senior Unsecured 03/15/41	5.500%	1,039,000	1,172,030
Commonwealth Edison Co. 1st Mortgage 08/01/20	4.000%	2,540,000	2,735,092
Consolidated Edison Co. of New York, Inc. Senior Unsecured 04/01/38	6.750%	150,000	193,680
DTE Electric Co. Senior Secured 10/01/20	3.450%	2,395,000	2,508,463
Dominion Resources, Inc. Senior Unsecured 08/15/19	5.200%	325,000	369,656
Duke Energy Carolinas LLC 1st Mortgage 10/01/15	5.300%	295,000	321,246
Duke Energy Ohio, Inc. 1st Mortgage 09/01/23	3.800%	7,885,000	8,137,407
FPL Energy National Wind LLC Senior Secured(b) 03/10/24	5.608%	430,970	418,222
FirstEnergy Corp. Senior Unsecured 03/15/23	4.250%	760,000	708,944

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Georgia Power Co. Senior Unsecured 06/01/17	5.700%	990,000	1,131,078
09/01/40	4.750%	330,000	323,298
Nevada Power Co. 09/15/40	5.375%	2,350,000	2,595,718
Niagara Mohawk Power Corp. Senior Unsecured(b) 08/15/19	4.881%	1,615,000	1,812,216
Oncor Electric Delivery Co. LLC Senior Secured 06/01/22	4.100%	574,000	593,140
12/01/41	4.550%	2,105,000	1,969,992
PPL Capital Funding, Inc. 06/01/18	1.900%	1,190,000	1,175,006
06/01/23	3.400%	3,675,000	3,469,218
Pacific Gas & Electric Co. Senior Unsecured 06/15/23	3.250%	1,753,000	1,686,433
01/15/40	5.400%	830,000	878,594
Peco Energy Co. 1st Mortgage 03/01/18	5.350%	1,640,000	1,891,282
Southern California Edison Co. 1st Refunding Mortgage 09/01/40	4.500%	960,000	957,535
Total			35,048,250
Entertainment 0.2%
Time Warner, Inc. 11/15/36	6.500%	1,220,000	1,398,056
Food and Beverage 0.6%
Heineken NV Senior Unsecured(b) 10/01/17	1.400%	4,235,000	4,183,850
PepsiCo, Inc. Senior Unsecured 01/15/20	4.500%	1,660,000	1,834,989
Total			6,018,839
Gas Distributors 0.2%
Sempra Energy Senior Unsecured 06/01/16	6.500%	1,805,000	2,045,780
Gas Pipelines 2.2%
El Paso Pipeline Partners Operating Co. LLC 10/01/21	5.000%	2,525,000	2,691,271

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Energy Transfer Partners LP Senior Unsecured 02/01/42	6.500%	515,000	563,897
Enterprise Products Operating LLC 08/13/15	1.250%	2,953,000	2,969,188
03/15/23	3.350%	1,340,000	1,293,518
NiSource Finance Corp. 09/15/17	5.250%	605,000	675,485
02/15/23	3.850%	2,225,000	2,175,047
12/15/40	6.250%	435,000	476,342
Southern Natural Gas Co. LLC/Issuing Corp. Senior Unsecured 06/15/21	4.400%	1,965,000	2,060,257
Southern Natural Gas Co. LLC Senior Unsecured 03/01/32	8.000%	1,855,000	2,394,508
TransCanada PipeLines Ltd.(a) 05/15/67	6.350%	4,190,000	4,351,470
Williams Partners LP Senior Unsecured 04/15/40	6.300%	1,365,000	1,506,794
Total			21,157,777
Health Care 0.3%
Express Scripts Holding Co. 02/15/22	3.900%	2,260,000	2,317,302
Healthcare Insurance 0.1%
Aetna, Inc. Senior Unsecured 11/15/22	2.750%	1,090,000	1,018,856
Independent Energy 1.0%
Canadian Natural Resources Ltd. Senior Unsecured 03/15/38	6.250%	1,310,000	1,505,383
Devon Energy Corp. Senior Unsecured 01/15/19	6.300%	1,140,000	1,335,138
Hess Corp. Senior Unsecured 08/15/31	7.300%	2,746,000	3,385,266
Nexen Energy ULC 05/15/37	6.400%	1,250,000	1,436,170
07/30/39	7.500%	1,655,000	2,136,115
Total			9,798,072

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 1.0%
Chevron Corp. Senior Unsecured 06/24/20	2.427%	3,605,000	3,594,481
Shell International Finance BV 08/21/22	2.375%	5,720,000	5,350,854
Total			8,945,335
Life Insurance 1.2%
MetLife Capital Trust X(b) 04/08/38	9.250%	1,955,000	2,526,837
MetLife, Inc. 08/01/39	10.750%	1,375,000	2,052,188
Prudential Financial, Inc.(a) 06/15/38	8.875%	5,660,000	6,862,750
Total			11,441,775
Media Cable 0.2%
DIRECTV Holdings LLC/Financing Co., Inc. 02/15/16	3.125%	940,000	975,866
Time Warner Cable, Inc. 09/01/41	5.500%	860,000	705,830
Total			1,681,696
Media Non-Cable 0.3%
News America, Inc. 12/15/35	6.400%	1,360,000	1,554,107
Reed Elsevier Capital, Inc. 10/15/22	3.125%	1,460,000	1,369,609
Total			2,923,716
Metals 0.7%
Nucor Corp. Senior Unsecured 09/15/22	4.125%	485,000	491,517
08/01/23	4.000%	3,360,000	3,350,888
Rio Tinto Finance USA PLC 08/21/22	2.875%	780,000	731,857
Vale Overseas Ltd. 11/21/36	6.875%	1,460,000	1,518,414
Total			6,092,676
Non-Captive Consumer 0.2%
Discover Financial Services Senior Unsecured 11/21/22	3.850%	2,298,000	2,228,980

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Non-Captive Diversified 1.0%
GE Capital Trust I(a) 11/15/67	6.375%	101,000	108,575
General Electric Capital Corp. Senior Unsecured 01/07/21	4.625%	5,445,000	5,977,575
09/07/22	3.150%	2,190,000	2,144,619
General Electric Capital Corp.(a) Subordinated Notes 11/15/67	6.375%	1,335,000	1,448,475
Total			9,679,244
Oil Field Services 0.2%
Halliburton Co. Senior Unsecured 09/15/18	5.900%	1,130,000	1,333,666
Weatherford International Ltd. 03/15/38	7.000%	785,000	854,313
Total			2,187,979
Other Industry 0.5%
President and Fellows of Harvard College 10/01/37	3.619%	315,000	276,850
Senior Notes 10/15/40	4.875%	1,930,000	2,045,160
President and Fellows of Harvard College(b) 01/15/39	6.500%	1,460,000	1,933,056
Total			4,255,066
Pharmaceuticals 0.2%
Johnson & Johnson Senior Unsecured 05/15/41	4.850%	2,052,000	2,220,457
Property & Casualty 0.2%
Transatlantic Holdings, Inc. Senior Unsecured 11/30/39	8.000%	1,375,000	1,718,794
Railroads 0.5%
BNSF Funding Trust I(a) 12/15/55	6.613%	1,885,000	2,071,143
Burlington Northern Santa Fe LLC Senior Unsecured 08/15/30	7.950%	1,000,000	1,325,929
CSX Corp. Senior Unsecured 05/30/42	4.750%	415,000	405,703

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Union Pacific Corp. Senior Unsecured 08/15/18	5.700%	1,010,000	1,171,393
Total			4,974,168
REITs 0.3%
Duke Realty LP 08/15/19	8.250%	2,124,600	2,667,057
Restaurants 0.6%
McDonald's Corp. Senior Unsecured 02/01/39	5.700%	1,020,000	1,193,838
07/15/40	4.875%	1,335,000	1,413,056
05/01/43	3.625%	1,435,000	1,242,410
Yum! Brands, Inc. Senior Unsecured 11/01/23	3.875%	2,121,000	2,114,327
11/01/43	5.350%	45,000	44,891
Total			6,008,522
Retailers 0.1%
Macy's Retail Holdings, Inc. 03/15/37	6.375%	815,000	905,072
Supranational 0.3%
European Investment Bank Senior Unsecured 05/30/17	5.125%	2,245,000	2,568,055
Technology 0.6%
Corning, Inc. Senior Unsecured 03/15/42	4.750%	1,505,000	1,501,137
Oracle Corp. Senior Unsecured 10/15/22	2.500%	3,690,000	3,459,290
07/15/23	3.625%	965,000	973,755
Total			5,934,182
Wireless 0.2%
Cellco Partnership/Verizon Wireless Capital LLC Senior Unsecured 11/15/18	8.500%	1,590,000	2,045,821
Wirelines 2.9%
AT&T, Inc. Senior Unsecured 06/15/16	5.625%	1,070,000	1,193,211
12/01/22	2.625%	6,590,000	5,913,938

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Telefonica Emisiones SAU 04/27/18	3.192%	469,000	475,875
Verizon Communications, Inc. Senior Unsecured 09/14/18	3.650%	13,628,000	14,494,100
04/01/21	4.600%	950,000	1,020,621
11/01/22	2.450%	1,275,000	1,150,115
Verizon New England, Inc. 11/15/29	7.875%	555,000	666,559
Verizon New York, Inc. 04/01/32	7.375%	1,856,000	2,156,997
Total			27,071,416
Total Corporate Bonds & Notes (Cost: $229,927,781)			238,740,726
Residential Mortgage-Backed Securities — Agency(c) 30.7%
Federal Home Loan Mortgage Corp.(d) 06/01/43	3.500%	8,185,331	8,377,896
12/01/40	4.000%	8,911,367	9,373,941
05/01/41	4.500%	16,124,972	17,316,531
03/01/21- 05/01/41	5.000%	2,239,212	2,436,089
12/01/14- 12/01/35	7.000%	488,218	563,697
09/01/25- 10/01/29	7.500%	59,902	69,363
06/01/26	8.000%	905	1,099
09/01/16	9.500%	246	265
Federal National Mortgage Association(d) 09/01/28- 05/01/43	3.000%	19,738,128	19,587,330
05/01/43- 08/01/43	3.500%	23,211,218	23,838,891
12/01/40- 04/01/41	4.000%	48,906,592	51,633,541
05/01/41- 07/01/41	4.500%	28,001,513	30,170,775
09/01/40	5.000%	4,249,007	4,621,414
08/01/37- 01/01/40	5.500%	14,666,832	16,002,716
07/01/38	6.000%	6,640,017	7,262,117
06/01/32	7.000%	11,435	12,264
10/01/15- 01/01/30	7.500%	40,325	46,383
12/01/29- 05/01/30	8.000%	182,408	206,968
08/01/17	8.500%	162	163
10/01/20- 12/01/20	10.000%	89,755	99,691

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Residential Mortgage-Backed Securities — Agency(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(d)(e) 11/01/28	2.500%	15,500,000	15,662,266
11/01/28- 11/01/43	3.000%	24,725,000	24,772,716
Government National Mortgage Association(a)(d) 04/20/22- 06/20/28	1.625%	172,845	179,951
07/20/22	1.750%	29,475	30,650
07/20/21	2.000%	21,637	22,418
Government National Mortgage Association(d) 06/15/39- 03/15/41	4.500%	11,975,268	12,955,074
03/20/28	6.000%	80,132	88,481
05/15/23- 12/15/31	6.500%	126,087	141,261
11/15/22- 02/15/30	7.000%	196,005	218,517
04/15/26- 03/15/30	7.500%	301,055	333,163
06/15/25- 01/15/30	8.000%	182,227	206,787
01/15/17- 12/15/17	8.500%	206,063	219,344
11/15/17- 06/15/30	9.000%	146,344	156,784
11/15/17- 08/15/20	9.500%	125,678	134,767
05/15/16	10.000%	1,227	1,234
Government National Mortgage Association(d)(e) 11/01/43	3.000%	11,500,000	11,462,266
11/01/43	3.500%	20,000,000	20,737,500
Government National Mortgage Association(d)(f) 02/15/41	4.000%	11,194,984	12,004,835
Vendee Mortgage Trust(a)(d)(g) CMO IO Series 1998-1 Class 2IO 03/15/28	0.379%	3,358,484	27,883
CMO IO Series 1998-3 Class IO 03/15/29	0.231%	4,352,218	19,752
Total Residential Mortgage-Backed Securities — Agency (Cost: $285,396,968)			290,996,783
Residential Mortgage-Backed Securities — Non-Agency 0.4%
American Mortgage Trust Series 2093-3 Class 3A(a)(d)(h)(i) 07/27/23	8.188%	5,670	3,438
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1(b)(d) 08/27/37	6.000%	468,331	490,870

Residential Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Certificates(a)(b)(d) CMO Series 2011-16R Class 7A3 12/27/36	3.500%	894,401	910,858
CMO Series 2011-17R Class 2A1 12/27/37	3.400%	957,831	957,069
Springleaf Mortgage Loan Trust CMO Series 2012-1A Class A(a)(b)(d) 09/25/57	2.667%	1,066,095	1,090,520
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $3,408,894)			3,452,755
Commercial Mortgage-Backed Securities — Agency 0.1%
Federal National Mortgage Association(d) 02/01/19	7.785%	612,622	668,731
Total Commercial Mortgage-Backed Securities — Agency (Cost: $622,308)			668,731
Commercial Mortgage-Backed Securities — Non-Agency 9.3%
Bear Stearns Commercial Mortgage Securities Series 2006-T24 Class A4(d) 10/12/41	5.537%	4,328,000	4,761,164
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4(d) 12/11/49	5.322%	4,185,000	4,639,383
Commercial Mortgage Asset Trust Series 1999-C2 Class C(a)(d) 11/17/32	7.688%	847,427	853,516
Commercial Mortgage Pass Through Certificates Series 2012-LC4 Class A4(d) 12/10/44	3.288%	1,350,000	1,357,968
Commercial Mortgage Pass-Through Certificates Series 2013-LC6 Class A2(d) 01/10/46	1.906%	525,000	526,579
Credit Suisse Commercial Mortgage Trust(a)(d) Series 2006-C3 Class A3 06/15/38	5.793%	2,767,183	3,026,667
Series 2007-C3 Class A4 06/15/39	5.684%	3,137,856	3,454,606
DBRR Trust Series 2012-EZ1 Class A(b)(d) 09/25/45	0.946%	2,242,952	2,241,927

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Commercial Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage Securities Corp. II(a)(d) Series 2007-GG10 Class A4 08/10/45	5.799%	2,989,000	3,314,930
GS Mortgage Securities Corp. II(d) Series 2012-GCJ7 Class A2 05/10/45	2.318%	1,655,000	1,696,653
Greenwich Capital Commercial Funding Corp.(d) Series 2007-GG11 Class A4 12/10/49	5.736%	3,450,000	3,892,716
Series 2007-GG9 Class A4 03/10/39	5.444%	6,195,000	6,862,425
JPMBB Commercial Mortgage Securities Trust Series 2013-C14 Class A4(a)(d) 08/15/46	4.133%	3,965,000	4,153,962
JPMorgan Chase Commercial Mortgage Securities Corp.(a)(d) Series 2006-CB15 Class ASB 06/12/43	5.790%	1,152,153	1,202,205
JPMorgan Chase Commercial Mortgage Securities Corp.(d) Series 2012-LC9 Class A5 12/15/47	2.840%	5,054,000	4,830,144
LB-UBS Commercial Mortgage Trust(a)(d) Series 2007-C7 Class A3 09/15/45	5.866%	143,497	161,293
LB-UBS Commercial Mortgage Trust(d) Series 2005-C3 Class A5 07/15/30	4.739%	1,000,000	1,039,179
Series 2007-C2 Class A3 02/15/40	5.430%	7,549,941	8,337,022
Merrill Lynch Mortgage Investors, Inc. CMO IO Series 1998-C3 Class IO(a)(d)(g) 12/15/30	0.916%	473,337	12,294
Merrill Lynch/Countrywide Commercial Mortgage Trust(a)(d) Series 2007-6 Class A4 03/12/51	5.485%	3,875,000	4,284,754
Series 2007-8 Class A3 08/12/49	5.893%	3,800,000	4,275,809
Morgan Stanley Capital I, Inc.(a)(d) Series 2007-IQ15 Class A4 06/11/49	5.910%	5,075,000	5,716,277
Morgan Stanley Capital I, Inc.(d) Series 2003-IQ6 Class A4 12/15/41	4.970%	139,631	139,519
Morgan Stanley Re-Remic Trust Series 2010-GG10 Class A4A(a)(b)(d) 08/15/45	5.799%	5,469,000	6,036,781
WF-RBS Commercial Mortgage Trust(d) Series 2012-C6 Class A2 04/15/45	2.191%	6,818,000	6,962,411
Series 2012-C9 Class A3 11/15/45	2.870%	2,650,000	2,537,829

Commercial Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013-C11 Class A2 03/15/45	2.029%	1,530,000	1,545,298
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $87,150,008)			87,863,311
Asset-Backed Securities — Agency 2.5%
Small Business Administration Participation Certificates Series 2012-20L Class 1 12/01/32	1.930%	424,180	393,934
Series 2013-20B Class 1 02/01/33	2.210%	2,926,531	2,770,749
Series 2013-20C Class 1 03/01/33	2.220%	3,964,154	3,753,580
Series 2013-20D Class 1 04/01/33	2.080%	4,413,576	4,149,045
Series 2013-20F Class 1 06/01/33	2.450%	2,675,000	2,559,056
Series 2013-20G Class 1 07/01/33	3.150%	980,000	984,024
Series 2013-20H Class 1 08/01/33	3.160%	4,615,000	4,631,577
Series 2013-20I Class 1 09/01/33	3.620%	4,760,000	4,879,208
Total Asset-Backed Securities — Agency (Cost: $24,758,402)			24,121,173
Asset-Backed Securities — Non-Agency 5.7%
Ally Auto Receivables Trust Series 2013-2 Class A3 01/15/18	0.790%	5,530,000	5,529,849
Ally Master Owner Trust Series 2012-5 Class A 09/15/19	1.540%	1,120,000	1,115,966
BMW Vehicle Lease Trust Series 2013-1 Class A3 09/21/15	0.540%	2,525,000	2,523,544
BMW Vehicle Owner Trust Series 2011-A Class A3 08/25/15	0.760%	1,080,373	1,081,684
BMW Vehicle Owner Trust(e) Series 2013-A Class A3 11/27/17	0.670%	3,915,000	3,914,912
CNH Equipment Trust Series 2011-B Class A3 08/15/16	0.910%	582,067	583,227

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Capital Auto Receivables Asset Trust/Ally Series 2013-1 Class A2 07/20/16	0.620%	3,200,000	3,197,186
Chase Issuance Trust Series 2013-A8 Class A8 10/15/18	1.010%	6,080,000	6,078,679
Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2 Class MF1(a) 08/25/35	5.517%	2,045,863	79,991
Conseco Financial Corp. Series 1996-5 Class A7(a) 07/15/27	8.250%	48,475	48,771
Equity One ABS, Inc. Series 2004-3 Class AV2(a) 07/25/34	0.510%	355,990	276,155
Ford Credit Floorplan Master Owner Trust Series 2013-1 Class A1 01/15/18	0.850%	1,900,000	1,900,376
Honda Auto Receivables Owner Trust Series 2013-1 Class A3 11/21/16	0.480%	4,600,000	4,596,736
Series 2013-4 Class A3 09/18/17	0.690%	6,550,000	6,548,960
Mercedes-Benz Auto Lease Trust Series 2011-B Class A3(b) 08/15/14	1.070%	1,003,031	1,003,392
Nissan Auto Lease Trust Series 2013-B Class A3 06/15/16	0.750%	2,705,000	2,705,023
Nissan Auto Lease Series 2013-A Class A3 04/15/16	0.610%	3,200,000	3,196,780
Porsche Innovative Lease Owner Trust Series 2013-1 Class A3(b)(e) 08/22/16	0.700%	2,900,000	2,899,529
SMART Trust Series 2013-1US Class A3A 09/14/16	0.840%	1,738,000	1,736,303
SMART Trust(b) Series 2012-1USA Class A4A 12/14/17	2.010%	1,725,000	1,748,570
Volkswagen Auto Lease Trust Series 2011-A Class A3 10/20/14	1.200%	1,116,769	1,117,738
World Financial Network Credit Card Master Trust Series 2013-B Class A 03/16/20	0.910%	1,940,000	1,928,936
Total Asset-Backed Securities — Non-Agency (Cost: $55,843,785)			53,812,307

U.S. Treasury Obligations 17.5%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury 09/30/15	0.250%	49,834,000	49,787,281
09/15/16	0.875%	31,528,000	31,823,575
09/30/18	1.375%	17,350,000	17,419,122
10/31/18	1.250%	5,903,000	5,884,553
09/30/20	2.000%	249,000	250,206
08/15/23	2.500%	23,540,800	23,452,522
U.S. Treasury(f) 05/15/43	2.875%	15,213,400	13,052,622
U.S. Treasury(j) STRIPS 11/15/18	0.000%	7,057,000	6,587,900
11/15/19	0.000%	12,290,000	11,073,302
02/15/40	0.000%	14,141,000	5,224,930
11/15/41	0.000%	5,013,000	1,700,866
Total U.S. Treasury Obligations (Cost: $165,272,971)			166,256,879
U.S. Government & Agency Obligations 5.3%
Federal National Mortgage Association 05/27/15	0.500%	500,000	501,695
Residual Funding Corp.(j) STRIPS 10/15/19	0.000%	2,025,000	1,790,711
07/15/20	0.000%	2,114,000	1,807,631
10/15/20	0.000%	18,760,000	15,845,240
01/15/21	0.000%	26,765,000	22,405,089
01/15/30	0.000%	14,000,000	7,582,428
Total U.S. Government & Agency Obligations (Cost: $43,755,475)			49,932,794
Foreign Government Obligations 1.6%
Brazil 0.2%
Brazilian Government International Bond Senior Unsecured 01/07/41	5.625%	1,415,000	1,439,055
Canada 0.1%
Hydro-Quebec 12/01/29	8.500%	900,000	1,334,903
Chile —%
Chile Government International Bond Senior Unsecured 10/30/22	2.250%	430,000	394,525

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Foreign Government Obligations (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colombia 0.2%
Colombia Government International Bond Senior Unsecured 01/18/41	6.125%	1,392,000	1,562,476
Italy 0.1%
Republic of Italy Senior Unsecured 09/27/23	6.875%	760,000	922,193
Mexico 0.5%
Mexico Government International Bond Senior Unsecured 03/15/22	3.625%	2,221,000	2,254,315
Pemex Project Funding Master Trust 03/01/18	5.750%	2,650,000	2,954,750
Total			5,209,065
Poland 0.1%
Poland Government International Bond Senior Unsecured 03/23/22	5.000%	830,000	907,813
Qatar 0.4%
Nakilat, Inc. Senior Secured(b) 12/31/33	6.067%	2,750,000	2,956,250
Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Secured(b) 09/30/16	5.832%	842,710	897,486
Total			3,853,736
Total Foreign Government Obligations (Cost: $14,483,235)			15,623,766

Municipal Bonds 2.4%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California 0.6%
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009 07/01/34	5.750%	2,485,000	2,809,690
State of California Unlimited General Obligation Bonds Taxable Series 2010 11/01/15	3.950%	835,000	889,141

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Taxable Build America Bonds Series 2009 04/01/39	7.550%	1,720,000	2,328,622
Unlimited General Obligation Taxable Bonds Various Purpose Series 2009-3 04/01/14	5.250%	260,000	265,078
Total			6,292,531
Georgia 0.1%
State of Georgia Unlimited General Obligation Refunding Bonds Series 2013C 10/01/23	4.000%	715,000	801,301
Illinois 0.4%
City of Chicago Waterworks Refunding Revenue Bonds 2nd Lien Series 2012 11/01/42	5.000%	635,000	628,288
Revenue Bonds Build America Bonds Series 2010 11/01/40	6.742%	865,000	957,832
State of Illinois Unlimited General Obligation Bonds Series 2011 03/01/16	4.961%	2,080,000	2,207,753
Total			3,793,873
Kentucky 0.3%
Kentucky Asset Liability Commission Revenue Bonds Taxable Series 2010 04/01/18	3.165%	2,462,989	2,547,322
Massachusetts 0.7%
Commonwealth of Massachusetts Revenue Bonds Build America Bonds-Recovery Series 2010Z 06/01/30	5.631%	2,745,000	3,085,380
06/01/40	5.731%	2,985,000	3,499,704
Total			6,585,084
Ohio 0.3%
JobsOhio Beverage System Taxable Revenue Bonds Series 2013-B 01/01/29	3.985%	1,405,000	1,316,949

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013-B 01/01/35	4.532%	1,310,000	1,247,264
Total			2,564,213
Total Municipal Bonds (Cost: $20,651,626)			22,584,324

Preferred Debt 1.6%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 1.3%
Citigroup Capital XIII(a) 10/30/40	7.875%	125,065	3,439,288
PNC Financial Services Group, Inc. (The)(a) 12/31/49	6.125%	172,050	4,366,629
U.S. Bancorp(a) 12/31/49	6.500%	128,575	3,448,381
Wells Fargo & Co.(a) 12/31/49	5.850%	50,000	1,216,000
Total			12,470,298
Property & Casualty 0.3%
Allstate Corp. (The)(a) 01/15/53	5.100%	100,000	2,416,000
Total Preferred Debt (Cost: $14,855,893)			14,886,298

Common Stocks —%

Issuer	Shares	Value ($)
Consumer Staples —%
Beverages —%
Crimson Wine Group Ltd.(k)	3	27
Total Consumer Staples		27
Financials —%
Diversified Financial Services —%
Leucadia National Corp.	39	1,105
Total Financials		1,105
Total Common Stocks (Cost: $—)		1,132

Treasury Bills 5.4%

Issuer	Effective Yield	Principal Amount ($)	Value ($)
U.S. Treasury Bills 11/29/13	0.010%	50,820,294	50,819,591
Total Treasury Bills (Cost: $50,820,294)			50,819,591

Money Market Funds 1.1%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.093%(l)(m)	10,326,691	10,326,691
Total Money Market Funds (Cost: $10,326,691)		10,326,691
Total Investments (Cost: $1,007,274,331)		1,030,087,261
Other Assets & Liabilities, Net		(83,009,685)
Net Assets		947,077,576

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Investments in Derivatives

Futures Contracts Outstanding at October 31, 2013

At October 31, 2013, securities totaling $3,227,274 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Long Bond, 20-year	(486)	USD	(65,518,875)	December 2013	—	(1,924,902)
U.S. Treasury Note, 2-year	83	USD	18,295,016	December 2013	34,611	—
U.S. Treasury Note, 5-year	131	USD	15,941,063	December 2013	100,055	—
U.S. Treasury Note, 10-year	(368)	USD	(46,868,252)	December 2013	—	(1,186,052)
U.S. Treasury Ultra Bond, 30-year	(70)	USD	(10,086,563)	December 2013	—	(364,410)
Total					134,666	(3,475,364)

Credit Default Swap Contracts Outstanding at October 31, 2013
Buy Protection

At October 31, 2013, securities totaling $810,308 were pledged as collateral to cover open credit default swap contracts.

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Barclays Bank, PLC	June 20, 2018	1.00	2,995,000	(693)	(78,638)	(3,494)	—	(82,825)
Goldman Sachs International	Bank of America Corp.	June 20, 2018	1.00	5,000,000	(20,169)	(52,540)	(5,833)	—	(78,542)
JPMorgan	CDX North America Investment Grade 20	June 20, 2018	1.00	44,155,000	(704,400)	342,170	(51,514)	—	(413,744)
Barclays	Telecom Italia SPA	September 20, 2018	1.00	1,060,000	89,126	(101,660)	(1,237)	—	(13,771)
Citibank	Nucor Corp.	September 20, 2018	1.00	2,270,000	(46,782)	15,848	(2,648)	—	(33,582)
Goldman Sachs International	Nucor Corp.	September 20, 2018	1.00	900,000	(18,548)	7,543	(1,050)	—	(12,055)
Morgan Stanley*	CDX North America Investment Grade 21-V1	December 20, 2018	1.00	4,770,000	(27,105)	—	(5,565)	—	(32,670)
Total								—	(667,189)

*At October 31, 2013, cash totaling $66,545 was received from broker as collateral to cover open centrally cleared credit default swap contracts.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Notes to Portfolio of Investments

Interest Rate Swap Contracts Outstanding at October 31, 2013

Counterparty	Floating Rate Index	Fund Pay/ Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount ($)	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	0.816	September 25, 2016	USD	85,000	(28)	—	(460)
Morgan Stanley*	3-Month USD LIBOR-BBA	Pay	1.574	September 27, 2018	USD	30,984,000	(223)	288,625	—
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	0.79	September 27, 2016	USD	50,122,000	(207)	—	(213,788)
Total								288,625	(214,248)

*At October 31, 2013, cash totaling $188,709 was received from broker as collateral to cover open centrally cleared interest rate swap contracts.

(a)  Variable rate security.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2013, the value of these securities amounted to $37,172,487 or 3.92% of net assets.

(c)  Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at October 31, 2013:

Security Description	Principal Amount ($)	Settlement Date	Proceeds Receivable ($)	Value ($)
Federal National Mortgage Association 11/01/43 3.500%	6,000,000	11/13/13	6,101,953	6,153,750

(d)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)  Represents a security purchased on a when-issued or delayed delivery basis.

(f)  This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts and swap contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(g)  Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(h)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at October 31, 2013 was $3,438, representing less than 0.01% of net assets. Information concerning such security holdings at October 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
American Mortgage Trust Series 2093-3 Class 3A 07/27/23 8.188%	10/22/10 - 10/12/11	3,744

(i)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2013, the value of these securities amounted to $3,438, which represents less than 0.01% of net assets.

(j)  Zero coupon bond.

(k)  Non-income producing.

(l)  The rate shown is the seven-day current annualized yield at October 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

(m)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	5,431,696	351,134,349	(346,239,354)	10,326,691	10,471	10,326,691

Abbreviation Legend

CMO  Collateralized Mortgage Obligation

STRIPS  Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	238,740,726	—	238,740,726
Residential Mortgage-Backed Securities — Agency	—	290,996,783	—	290,996,783
Residential Mortgage-Backed Securities — Non-Agency	—	3,449,317	3,438	3,452,755
Commercial Mortgage-Backed Securities — Agency	—	668,731	—	668,731
Commercial Mortgage-Backed Securities — Non-Agency	—	85,621,384	2,241,927	87,863,311
Asset-Backed Securities — Agency	—	24,121,173	—	24,121,173
Asset-Backed Securities — Non-Agency	—	53,812,307	—	53,812,307
U.S. Treasury Obligations	141,669,881	24,586,998	—	166,256,879
U.S. Government & Agency Obligations	—	49,932,794	—	49,932,794
Foreign Government Obligations	—	15,623,766	—	15,623,766
Municipal Bonds	—	22,584,324	—	22,584,324
Preferred Debt	14,886,298	—	—	14,886,298
Total Bonds	156,556,179	810,138,303	2,245,365	968,939,847
Equity Securities
Common Stocks
Consumer Staples	27	—	—	27
Financials	1,105	—	—	1,105
Total Equity Securities	1,132	—	—	1,132
Short-Term Securities
Treasury Bills	50,819,591	—	—	50,819,591
Total Short-Term Securities	50,819,591	—	—	50,819,591
Mutual Funds
Money Market Funds	10,326,691	—	—	10,326,691
Total Mutual Funds	10,326,691	—	—	10,326,691
Investments in Securities	217,703,593	810,138,303	2,245,365	1,030,087,261
Forward Sale Commitments Liability	—	(6,153,750)	—	(6,153,750)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
17

Columbia Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Derivatives
Assets
Futures Contracts	134,666	—	—	134,666
Swap Contracts	—	288,625	—	288,625
Liabilities
Futures Contracts	(3,475,364)	—	—	(3,475,364)
Swap Contracts	—	(881,437)	—	(881,437)
Total	214,362,895	803,391,741	2,245,365	1,020,000,001

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Residential Mortgage-Backed Securities — Non-Agency ($)	Commercial Mortgage-Backed Securities — Non-Agency ($)	Total ($)
Balance as of April 30, 2013	3,743	2,385,226	2,388,969
Accrued discounts/premiums	350	(1,835)	(1,485)
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)(a)	(152)	(6,053)	(6,205)
Sales	(503)	(756,451)	(756,954)
Purchases	—	621,040	621,040
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of October 31, 2013	3,438	2,241,927	2,245,365

(a) Change in unrealized appreciation (depreciation) relating to securities held at October 31, 2013 was ($6,205), which is comprised of Residential Mortgage-Backed Securities — Non-Agency of ($152) and Commercial Mortgage-Backed Securities — Non-Agency of ($6,053).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain commercial mortgage backed securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Certain residential mortgage backed securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
18

Columbia Bond Fund

Statement of Assets and Liabilities

October 31, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $996,947,640)	$1,019,760,570
Affiliated issuers (identified cost $10,326,691)	10,326,691
Total investments (identified cost $1,007,274,331)	1,030,087,261
Cash	26,282
Margin deposits	255,254
Premiums paid on outstanding swap contracts	233,296
Receivable for:
Investments sold	23,520,179
Capital shares sold	847,354
Dividends	72,312
Interest	4,862,537
Reclaims	1,569
Variation margin	137,054
Prepaid expenses	10,496
Trustees' deferred compensation plan	160,062
Other assets	18,588
Total assets	1,060,232,244
Liabilities
Forward sale commitments, at value (proceeds receivable $6,101,953)	6,153,750
Unrealized depreciation on swap contracts	634,519
Premiums received on outstanding swap contracts	365,561
Payable for:
Investments purchased	22,972,152
Investments purchased on a delayed delivery basis	78,727,315
Capital shares purchased	2,023,860
Dividend distributions to shareholders	1,757,330
Variation margin	24,098
Investment management fees	11,181
Distribution and/or service fees	858
Transfer agent fees	198,026
Administration fees	1,759
Compensation of board members	48,736
Chief compliance officer expenses	269
Other expenses	75,192
Trustees' deferred compensation plan	160,062
Total liabilities	113,154,668
Net assets applicable to outstanding capital stock	$947,077,576
Represented by
Paid-in capital	$896,128,548
Undistributed net investment income	925,967
Accumulated net realized gain	31,204,425
Unrealized appreciation (depreciation) on:
Investments	22,812,930
Forward sale commitments	(51,797)
Futures contracts	(3,340,698)
Swap contracts	(601,799)
Total — representing net assets applicable to outstanding capital stock	$947,077,576

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
19

Columbia Bond Fund

Statement of Assets and Liabilities (continued)

October 31, 2013 (Unaudited)

Class A
Net assets	$65,453,738
Shares outstanding	7,202,360
Net asset value per share	$9.09
Maximum offering price per share(a)	$9.54
Class B
Net assets	$1,459,279
Shares outstanding	160,591
Net asset value per share	$9.09
Class C
Net assets	$12,039,465
Shares outstanding	1,326,002
Net asset value per share	$9.08
Class I
Net assets	$2,389
Shares outstanding	262
Net asset value per share(b)	$9.11
Class R
Net assets	$2,525,277
Shares outstanding	277,834
Net asset value per share	$9.09
Class R4
Net assets	$15,173
Shares outstanding	1,670
Net asset value per share(b)	$9.08
Class R5
Net assets	$11,601,390
Shares outstanding	1,278,233
Net asset value per share	$9.08
Class T
Net assets	$13,057,830
Shares outstanding	1,438,797
Net asset value per share	$9.08
Maximum offering price per share(a)	$9.53
Class W
Net assets	$2,389
Shares outstanding	263
Net asset value per share(b)	$9.10
Class Y
Net assets	$23,311,655
Shares outstanding	2,561,397
Net asset value per share	$9.10
Class Z
Net assets	$817,608,991
Shares outstanding	89,965,849
Net asset value per share	$9.09

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
20

Columbia Bond Fund

Statement of Operations

Six Months Ended October 31, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$468,384
Dividends — affiliated issuers	10,471
Interest	14,363,235
Total income	14,842,090
Expenses:
Investment management fees	2,345,385
Distribution and/or service fees
Class A	90,793
Class B	8,779
Class C	69,010
Class R	6,283
Class T	10,211
Class W	3
Transfer agent fees
Class A	74,652
Class B	1,804
Class C	14,178
Class R	2,583
Class R4	71
Class R5	5,462
Class T	13,993
Class W	2
Class Z	967,131
Administration fees	365,518
Compensation of board members	28,941
Custodian fees	19,535
Printing and postage fees	14,859
Registration fees	60,649
Professional fees	33,107
Chief compliance officer expenses	407
Other	20,330
Total expenses	4,153,686
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(183,303)
Fees waived by Distributor — Class C	(10,351)
Expense reductions	(2,411)
Total net expenses	3,957,621
Net investment income	10,884,469
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	677,555
Futures contracts	6,887,957
Swap contracts	(389,844)
Net realized gain	5,820,558
Net change in unrealized appreciation (depreciation) on:
Investments	(53,662,545)
Forward sale commitments	(29,629)
Futures contracts	(1,059,574)
Swap contracts	(224,558)
Net change in unrealized appreciation (depreciation)	(54,976,306)
Net realized and unrealized loss	(49,155,748)
Net decrease in net assets from operations	$(38,271,279)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
21

Columbia Bond Fund

Statement of Changes in Net Assets

	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013(a)
Operations
Net investment income	$10,884,469	$38,847,481
Net realized gain	5,820,558	56,558,264
Net change in unrealized appreciation (depreciation)	(54,976,306)	(29,956,493)
Net increase (decrease) in net assets resulting from operations	(38,271,279)	65,449,252
Distributions to shareholders
Net investment income
Class A	(666,945)	(1,979,344)
Class B	(9,461)	(42,867)
Class C	(84,945)	(305,715)
Class I	(27)	(48,501)
Class R	(19,961)	(51,359)
Class R4	(693)	(93)
Class R5	(261,309)	(32,233)
Class T	(131,825)	(375,064)
Class W	(22)	(60)
Class Y	(268,047)	(621,782)
Class Z	(9,780,133)	(34,718,187)
Net realized gains
Class A	—	(2,538,005)
Class B	—	(79,696)
Class C	—	(534,003)
Class I	—	(21,441)
Class R	—	(71,336)
Class R4	—	(54)
Class R5	—	(54)
Class T	—	(459,053)
Class W	—	(76)
Class Y	—	(670,742)
Class Z	—	(39,173,518)
Total distributions to shareholders	(11,223,368)	(81,723,183)
Increase (decrease) in net assets from capital stock activity	(255,832,402)	(489,968,623)
Total decrease in net assets	(305,327,049)	(506,242,554)
Net assets at beginning of period	1,252,404,625	1,758,647,179
Net assets at end of period	$947,077,576	$1,252,404,625
Undistributed net investment income	$925,967	$1,264,866

(a) Class R4 and Class R5 shares are for the period from November 8, 2012 (commencement of operations) to April 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
22

Columbia Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	667,834	6,108,482	2,152,271	20,595,774
Distributions reinvested	52,564	477,928	343,791	3,277,855
Redemptions	(2,264,018)	(20,548,488)	(2,407,125)	(22,970,503)
Net increase (decrease)	(1,543,620)	(13,962,078)	88,937	903,126
Class B shares
Subscriptions	3,749	33,688	39,826	381,108
Distributions reinvested	563	5,120	6,894	65,740
Redemptions(b)	(66,748)	(607,151)	(123,518)	(1,177,009)
Net decrease	(62,436)	(568,343)	(76,798)	(730,161)
Class C shares
Subscriptions	67,716	619,139	434,515	4,166,558
Distributions reinvested	7,540	68,475	65,030	619,245
Redemptions	(422,227)	(3,835,269)	(616,256)	(5,857,847)
Net decrease	(346,971)	(3,147,655)	(116,711)	(1,072,044)
Class I shares
Subscriptions	—	—	2,332	22,455
Distributions reinvested	—	—	6,884	66,163
Redemptions	(1)	(5)	(1,630,109)	(15,670,953)
Net decrease	(1)	(5)	(1,620,893)	(15,582,335)
Class R shares
Subscriptions	17,823	162,506	61,487	584,096
Distributions reinvested	2,194	19,940	12,841	122,422
Redemptions	(12,522)	(114,013)	(70,488)	(674,974)
Net increase	7,495	68,433	3,840	31,544
Class R4 shares
Subscriptions	5,804	54,161	5,825	55,000
Distributions reinvested	69	626	7	71
Redemptions	(10,035)	(90,146)	—	—
Net increase (decrease)	(4,162)	(35,359)	5,832	55,071
Class R5 shares
Subscriptions	66,019	605,415	3,512,463	33,153,336
Distributions reinvested	28,740	261,277	3,410	32,210
Redemptions	(2,332,161)	(20,996,071)	(238)	(2,239)
Net increase (decrease)	(2,237,402)	(20,129,379)	3,515,635	33,183,307

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
23

Columbia Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class T shares
Subscriptions	2,486	22,730	19,829	190,071
Distributions reinvested	9,915	90,008	59,921	570,695
Redemptions	(99,040)	(898,713)	(188,081)	(1,791,898)
Net decrease	(86,639)	(785,975)	(108,331)	(1,031,132)
Class Y shares
Subscriptions	44,387	404,020	356,993	3,394,135
Distributions reinvested	—	—	1	5
Redemptions	(55,045)	(491,005)	(153,129)	(1,475,447)
Net increase (decrease)	(10,658)	(86,985)	203,865	1,918,693
Class Z shares
Subscriptions	2,163,447	19,710,535	11,092,312	106,212,720
Distributions reinvested	177,801	1,616,291	1,492,429	14,234,311
Redemptions	(26,229,970)	(238,511,882)	(65,672,511)	(628,091,723)
Net decrease	(23,888,722)	(217,185,056)	(53,087,770)	(507,644,692)
Total net decrease	(28,173,116)	(255,832,402)	(51,192,394)	(489,968,623)

(a)  Class R4 and Class R5 shares are for the period from November 8, 2012 (commencement of operations) to April 30, 2013.

(b)  Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
24

Columbia Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended March 31,
Class A	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$9.46		$9.58		$9.50		$9.24		$9.28		$8.79		$9.09
Income from investment operations:
Net investment income	0.08		0.23		0.02		0.29		0.27		0.31		0.35
Net realized and unrealized gain (loss)	(0.37)		0.17		0.08		0.38		0.17		0.59		(0.26)
Total from investment operations	(0.29)		0.40		0.10		0.67		0.44		0.90		0.09
Less distributions to shareholders:
Net investment income	(0.08)		(0.23)		(0.02)		(0.29)		(0.29)		(0.33)		(0.38)
Net realized gains	—		(0.29)		—		(0.12)		(0.19)		(0.08)		(0.01)
Total distributions to shareholders	(0.08)		(0.52)		(0.02)		(0.41)		(0.48)		(0.41)		(0.39)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(b)	—
Net asset value, end of period	$9.09		$9.46		$9.58		$9.50		$9.24		$9.28		$8.79
Total return	(3.02%)		4.21%		1.08%		7.35%		4.83%		10.39	%(c)	1.04%
Ratios to average net assets(d)
Total gross expenses	0.98	%(e)	0.98%		1.01	%(e)	0.99	%(f)	1.09%		1.12%		1.13	%(f)
Total net expenses(g)	0.95	%(e)(h)	0.90	%(h)	0.80	%(e)	0.80	%(f)(h)	0.80	%(h)	0.82	%(h)	0.91	%(f)(h)
Net investment income	1.78	%(e)	2.43%		2.94	%(e)	3.07%		2.97%		3.43%		3.99%
Supplemental data
Net assets, end of period (in thousands)	$65,454		$82,739		$82,929		$82,041		$75,770		$15,362		$5,299
Portfolio turnover	198	%(i)	221	%(i)	10	%(i)	136	%(i)	178%		256%		209%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 136% for the six months ended October 31, 2013, 119% for the year ended April 30, 2013 and unchanged for the period ended April 30, 2012 and the year ended March 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
25

Columbia Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended March 31,
Class B	(Unaudited)		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$9.46		$9.58		$9.50		$9.24		$9.24
Income from investment operations:
Net investment income (loss)	0.05		0.16		0.02		0.22		(0.00	)(c)
Net realized and unrealized gain (loss)	(0.37)		0.17		0.08		0.38		0.01
Total from investment operations	(0.32)		0.33		0.10		0.60		0.01
Less distributions to shareholders:
Net investment income	(0.05)		(0.16)		(0.02)		(0.22)		(0.01)
Net realized gains	—		(0.29)		—		(0.12)		—
Total distributions to shareholders	(0.05)		(0.45)		(0.02)		(0.34)		(0.01)
Net asset value, end of period	$9.09		$9.46		$9.58		$9.50		$9.24
Total return	(3.38%)		3.43%		1.02%		6.55%		0.15%
Ratios to average net assets(d)
Total gross expenses	1.73	%(e)	1.73%		1.76	%(e)	1.74	%(f)	1.86	%(e)
Total net expenses(g)	1.70	%(e)(h)	1.65	%(h)	1.55	%(e)	1.55	%(f)(h)	1.55	%(e)(h)
Net investment income (loss)	1.02	%(e)	1.70%		2.18	%(e)	2.35%		(0.95	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$1,459		$2,110		$2,872		$2,969		$5,347
Portfolio turnover	198	%(i)	221	%(i)	10	%(i)	136	%(i)	178%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  For the period from March 7, 2011 (commencement of operations) to March 31, 2011.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 136% for the six months ended October 31, 2013, 119% for the year ended April 30, 2013 and unchanged for the period ended April 30, 2012 and the year ended March 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
26

Columbia Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended March 31,
Class C	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$9.45		$9.57		$9.49		$9.24		$9.29		$8.80		$9.09
Income from investment operations:
Net investment income	0.05		0.17		0.02		0.23		0.21		0.25		0.29
Net realized and unrealized gain (loss)	(0.36)		0.17		0.08		0.38		0.15		0.58		(0.26)
Total from investment operations	(0.31)		0.34		0.10		0.61		0.36		0.83		0.03
Less distributions to shareholders:
Net investment income	(0.06)		(0.17)		(0.02)		(0.24)		(0.22)		(0.26)		(0.31)
Net realized gains	—		(0.29)		—		(0.12)		(0.19)		(0.08)		(0.01)
Total distributions to shareholders	(0.06)		(0.46)		(0.02)		(0.36)		(0.41)		(0.34)		(0.32)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(b)	—
Net asset value, end of period	$9.08		$9.45		$9.57		$9.49		$9.24		$9.29		$8.80
Total return	(3.31%)		3.59%		1.03%		6.72%		3.94%		9.56	%(c)	0.44%
Ratios to average net assets(d)
Total gross expenses	1.73	%(e)	1.73%		1.75	%(e)	1.74	%(f)	1.84%		1.87%		1.88	%(f)
Total net expenses(g)	1.55	%(e)(h)	1.50	%(h)	1.40	%(e)	1.40	%(f)(h)	1.51	%(h)	1.57	%(h)	1.66	%(f)(h)
Net investment income	1.17	%(e)	1.83%		2.35	%(e)	2.46%		2.26%		2.71%		3.32%
Supplemental data
Net assets, end of period (in thousands)	$12,039		$15,812		$17,129		$16,872		$13,398		$2,226		$1,317
Portfolio turnover	198	%(i)	221	%(i)	10	%(i)	136	%(i)	178%		256%		209%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 136% for the six months ended October 31, 2013, 119% for the year ended April 30, 2013 and unchanged for the period ended April 30, 2012 and the year ended March 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
27

Columbia Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended March 31,
Class I	(Unaudited)		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$9.48		$9.59		$9.50		$9.25		$9.58
Income from investment operations:
Net investment income	0.11		0.30		0.03		0.33		0.14
Net realized and unrealized gain (loss)	(0.38)		0.14		0.09		0.36		(0.18)
Total from investment operations	(0.27)		0.44		0.12		0.69		(0.04)
Less distributions to shareholders:
Net investment income	(0.10)		(0.26)		(0.03)		(0.32)		(0.16)
Net realized gains	—		(0.29)		—		(0.12)		(0.13)
Total distributions to shareholders	(0.10)		(0.55)		(0.03)		(0.44)		(0.29)
Net asset value, end of period	$9.11		$9.48		$9.59		$9.50		$9.25
Total return	(2.80%)		4.71%		1.21%		7.55%		(0.44%)
Ratios to average net assets(c)
Total gross expenses	0.45	%(d)	0.52%		0.56	%(d)	0.51	%(e)	0.62	%(d)
Total net expenses(f)	0.45	%(d)	0.51%		0.51	%(d)	0.51	%(e)(g)	0.51	%(d)(g)
Net investment income	2.31	%(d)	2.99%		3.22	%(d)	3.51%		2.89	%(d)
Supplemental data
Net assets, end of period (in thousands)	$2		$2		$15,545		$15,931		$284,143
Portfolio turnover	198	%(h)	221	%(h)	10	%(h)	136	%(h)	178%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 136% for the six months ended October 31, 2013, 119% for the year ended April 30, 2013 and unchanged for the period ended April 30, 2012 and the year ended March 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
28

Columbia Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended March 31,
Class R	(Unaudited)		2013		2012(a)		2012(b)
Per share data
Net asset value, beginning of period	$9.46		$9.58		$9.50		$9.51
Income from investment operations:
Net investment income	0.07		0.21		0.02		0.09
Net realized and unrealized gain (loss)	(0.37)		0.16		0.08		0.07
Total from investment operations	(0.30)		0.37		0.10		0.16
Less distributions to shareholders:
Net investment income	(0.07)		(0.20)		(0.02)		(0.09)
Net realized gains	—		(0.29)		—		(0.08)
Total distributions to shareholders	(0.07)		(0.49)		(0.02)		(0.17)
Net asset value, end of period	$9.09		$9.46		$9.58		$9.50
Total return	(3.14%)		3.95%		1.06%		1.75%
Ratios to average net assets(c)
Total gross expenses	1.23	%(d)	1.23%		1.26	%(d)	1.40	%(d)(e)
Total net expenses(f)	1.20	%(d)(g)	1.15	%(g)	1.05	%(d)	1.03	%(d)(e)
Net investment income	1.53	%(d)	2.16%		2.69	%(d)	2.69	%(d)
Supplemental data
Net assets, end of period (in thousands)	$2,525		$2,558		$2,553		$2,506
Portfolio turnover	198	%(h)	221	%(h)	10	%(h)	136	%(h)

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  For the period from November 16, 2011 (commencement of operations) to March 31, 2012.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 136% for the six months ended October 31, 2013, 119% for the year ended April 30, 2013 and unchanged for the periods ended April 30, 2012 and March 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
29

Columbia Bond Fund

Financial Highlights (continued)

Class R4	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30, 2013(a)
Per share data
Net asset value, beginning of period	$9.45		$9.73
Income from investment operations:
Net investment income	0.09		0.10
Net realized and unrealized loss	(0.36)		(0.07	)(b)
Total from investment operations	(0.27)		0.03
Less distributions to shareholders:
Net investment income	(0.10)		(0.10)
Net realized gains	—		(0.21)
Total distributions to shareholders	(0.10)		(0.31)
Net asset value, end of period	$9.08		$9.45
Total return	(2.90%)		0.36%
Ratios to average net assets(c)
Total gross expenses	0.74	%(d)	0.69	%(d)
Total net expenses(e)	0.69	%(d)(f)	0.69	%(d)
Net investment income	1.94	%(d)	2.38	%(d)
Supplemental data
Net assets, end of period (in thousands)	$15		$55
Portfolio turnover	198	%(g)	221	%(g)

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to April 30, 2013.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 136% for the six months ended October 31, 2013 and 119% for the period ended April 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
30

Columbia Bond Fund

Financial Highlights (continued)

Class R5	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30, 2013(a)
Per share data
Net asset value, beginning of period	$9.45		$9.73
Income from investment operations:
Net investment income	0.10		0.11
Net realized and unrealized loss	(0.37)		(0.07	)(b)
Total from investment operations	(0.27)		0.04
Less distributions to shareholders:
Net investment income	(0.10)		(0.11)
Net realized gains	—		(0.21)
Total distributions to shareholders	(0.10)		(0.32)
Net asset value, end of period	$9.08		$9.45
Total return	(2.81%)		0.42%
Ratios to average net assets(c)
Total gross expenses	0.58	%(d)	0.55	%(d)
Total net expenses(e)	0.57	%(d)	0.55	%(d)
Net investment income	2.08	%(d)	2.71	%(d)
Supplemental data
Net assets, end of period (in thousands)	$11,601		$33,221
Portfolio turnover	198	%(f)	221	%(f)

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to April 30, 2013.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 136% for the six months ended October 31, 2013 and 119% for the period ended April 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
31

Columbia Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended March 31,
Class T	(Unaudited)		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$9.45		$9.57		$9.48		$9.23		$9.23
Income from investment operations:
Net investment income (loss)	0.09		0.24		0.02		0.30		(0.00	)(c)
Net realized and unrealized gain (loss)	(0.37)		0.17		0.09		0.37		0.02
Total from investment operations	(0.28)		0.41		0.11		0.67		0.02
Less distributions to shareholders:
Net investment income	(0.09)		(0.24)		(0.02)		(0.30)		(0.02)
Net realized gains	—		(0.29)		—		(0.12)		—
Total distributions to shareholders	(0.09)		(0.53)		(0.02)		(0.42)		(0.02)
Net asset value, end of period	$9.08		$9.45		$9.57		$9.48		$9.23
Total return	(2.97%)		4.32%		1.20%		7.36%		0.21%
Ratios to average net assets(d)
Total gross expenses	0.88	%(e)	0.88%		0.91	%(e)	0.89	%(f)	1.01	%(e)
Total net expenses(g)	0.85	%(e)(h)	0.80	%(h)	0.70	%(e)	0.70	%(f)(h)	0.70	%(e)(h)
Net investment income	1.88	%(e)	2.53%		3.04	%(e)	3.17%		(0.07	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$13,058		$14,412		$15,630		$15,577		$16,251
Portfolio turnover	198	%(i)	221	%(i)	10	%(i)	136	%(i)	178%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  For the period from March 7, 2011 (commencement of operations) to March 31, 2011.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 136% for the six months ended October 31, 2013, 119% for the year ended April 30, 2013 and unchanged for the period ended April 30, 2012 and the year ended March 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended March 31,
Class W	(Unaudited)		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$9.47		$9.58		$9.50		$9.24		$9.57
Income from investment operations:
Net investment income	0.09		0.24		0.02		0.29		0.12
Net realized and unrealized gain (loss)	(0.37)		0.17		0.08		0.38		(0.18)
Total from investment operations	(0.28)		0.41		0.10		0.67		(0.06)
Less distributions to shareholders:
Net investment income	(0.09)		(0.23)		(0.02)		(0.29)		(0.14)
Net realized gains	—		(0.29)		—		(0.12)		(0.13)
Total distributions to shareholders	(0.09)		(0.52)		(0.02)		(0.41)		(0.27)
Net asset value, end of period	$9.10		$9.47		$9.58		$9.50		$9.24
Total return	(3.00%)		4.32%		1.09%		7.38%		(0.60%)
Ratios to average net assets(c)
Total gross expenses	0.98	%(d)	0.90%		0.90	%(d)	0.95	%(e)	1.08	%(d)
Total net expenses(f)	0.95	%(d)(g)	0.88	%(g)	0.75	%(d)	0.79	%(e)	0.80	%(d)(g)
Net investment income	1.82	%(d)	2.46%		3.04	%(d)	3.08%		2.63	%(d)
Supplemental data
Net assets, end of period (in thousands)	$2		$2		$3		$2		$2
Portfolio turnover	198	%(h)	221	%(h)	10	%(h)	136	%(h)	178%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 136% for the six months ended October 31, 2013, 119% for the year ended April 30, 2013 and unchanged for the period ended April 30, 2012 and the year ended March 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended March 31,
Class Y	(Unaudited)		2013		2012(a)		2012		2011		2010(b)
Per share data
Net asset value, beginning of period	$9.47		$9.59		$9.51		$9.25		$9.30		$8.93
Income from investment operations:
Net investment income	0.10		0.27		0.03		0.32		0.30		0.24
Net realized and unrealized gain (loss)	(0.37)		0.16		0.08		0.38		0.16		0.38
Total from investment operations	(0.27)		0.43		0.11		0.70		0.46		0.62
Less distributions to shareholders:
Net investment income	(0.10)		(0.26)		(0.03)		(0.32)		(0.32)		(0.25)
Net realized gains	—		(0.29)		—		(0.12)		(0.19)		—
Total distributions to shareholders	(0.10)		(0.55)		(0.03)		(0.44)		(0.51)		(0.25)
Net asset value, end of period	$9.10		$9.47		$9.59		$9.51		$9.25		$9.30
Total return	(2.80%)		4.60%		1.11%		7.66%		5.01%		7.00%
Ratios to average net assets(c)
Total gross expenses	0.53	%(d)	0.53%		0.56	%(d)	0.53	%(e)	0.76%		0.81	%(d)
Total net expenses(f)	0.52	%(d)	0.52%		0.51	%(d)	0.51	%(e)	0.53	%(g)	0.55	%(d)(g)
Net investment income	2.21	%(d)	2.80%		3.23	%(d)	3.38%		3.21%		3.58	%(d)
Supplemental data
Net assets, end of period (in thousands)	$23,312		$24,368		$22,718		$22,474		$24,717		$14,913
Portfolio turnover	198	%(h)	221	%(h)	10	%(h)	136	%(h)	178%		256%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  For the period from July 15, 2009 (commencement of operations) to March 31, 2010.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 136% for the six months ended October 31, 2013, 119% for the year ended April 30, 2013 and unchanged for the period ended April 30, 2012 and the year ended March 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Bond Fund

Financial Highlights (continued)

The accompanying Notes to Financial Statements are an integral part of this statement.

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended March 31,
Class Z	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$9.46		$9.58		$9.50		$9.24		$9.29		$8.80		$9.09
Income from investment operations:
Net investment income	0.09		0.26		0.03		0.31		0.29		0.34		0.41
Net realized and unrealized gain (loss)	(0.36)		0.16		0.07		0.38		0.17		0.58		(0.28)
Total from investment operations	(0.27)		0.42		0.10		0.69		0.46		0.92		0.13
Less distributions to shareholders:
Net investment income	(0.10)		(0.25)		(0.02)		(0.31)		(0.32)		(0.35)		(0.41)
Net realized gains	—		(0.29)		—		(0.12)		(0.19)		(0.08)		(0.01)
Total distributions to shareholders	(0.10)		(0.54)		(0.02)		(0.43)		(0.51)		(0.43)		(0.42)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(b)	—
Net asset value, end of period	$9.09		$9.46		$9.58		$9.50		$9.24		$9.29		$8.80
Total return	(2.89%)		4.47%		1.10%		7.63%		4.98%		10.66	%(c)	1.49%
Ratios to average net assets(d)
Total gross expenses	0.73	%(e)	0.73%		0.75	%(e)	0.73	%(f)	0.84%		0.87%		0.88	%(f)
Total net expenses(g)	0.70	%(e)(h)	0.65	%(h)	0.55	%(e)	0.55	%(f)(h)	0.55	%(h)	0.57	%(h)	0.66	%(f)(h)
Net investment income	2.02	%(e)	2.69%		3.14	%(e)	3.33%		3.21%		3.72%		4.62%
Supplemental data
Net assets, end of period (in thousands)	$817,609		$1,077,125		$1,599,267		$1,733,175		$2,120,951		$581,596		$492,874
Portfolio turnover	198	%(i)	221	%(i)	10	%(i)	136	%(i)	178%		256%		209%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 136% for the six months ended October 31, 2013, 119% for the year ended April 30, 2013 and unchanged for the period ended April 30, 2012 and the year ended March 31, 2012.

Semiannual Report 2013
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Columbia Bond Fund

Notes to Financial Statements

October 31, 2013 (Unaudited)

Note 1. Organization

Columbia Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class T shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading

Semiannual Report 2013
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Columbia Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. A Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any initial margin held by the counterparty. With exchange traded or centrally cleared derivatives, there is minimal counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives

Semiannual Report 2013
37

Columbia Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between a Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Swap Contracts

Swap contracts are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the CCP) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are

Semiannual Report 2013
38

Columbia Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

designated in the Portfolio of Investments and cash deposited is recorded in the Statements of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contacts, the Fund has minimal credit exposure to the counterparty as the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to increase or decrease its credit exposure to a single issuer of debt securities. Additionally, credit default swap contracts were used to hedge the Fund's exposure on a debt security that it owns or in lieu of selling such debt security. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. Credit events are contact specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

Interest Rate Swap Contracts

The Fund entered into interest rate swap transactions to gain exposure to or protect itself from market rate changes. These instruments may be used for other purposes in future periods. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the contract between the Fund and

Semiannual Report 2013
39

Columbia Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of October 31, 2013:

	Gross	Gross Amounts Offset in the	Net Amounts of Liabilities Presented in the	Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Amounts of Recognized Liabilities ($)	Statement of Assets and Liabilities ($)	Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)	Net Amount($)(b)
Liability Derivatives:
Over-the-Counter Swap Contracts	634,519	—	634,519	—	—	413,744	220,775
Centrally Cleared Swap Contracts(c)	17,535	—	17,535	—	—	—	17,535
Total liability derivatives	652,054	—	652,054	—	—	413,744	238,310
Securities Borrowed	6,153,750	—	6,153,750	—	—	—	6,153,750
Total	6,805,804	—	6,805,804	—	—	413,744	6,392,060

(a) Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b) Represents the net amount due to counterparties in the event of default.

(c) Centrally cleared swaps are included within payable for variation margin on the Statement of Assets and Liabilities.
Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at October 31, 2013:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Premiums paid on outstanding swap contracts	232,838
Interest rate risk	Premiums paid on outstanding swap contracts	458
Interest rate risk	Net assets — unrealized appreciation on futures contracts	134,666	*
Interest rate risk	Net assets — unrealized appreciation on swap contracts	288,625	*
Total		656,587

Semiannual Report 2013
40

Columbia Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	667,189	*
Credit risk	Premiums received on outstanding swap contracts	365,561
Interest rate risk	Net assets — unrealized depreciation on futures contracts	3,475,364	*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	214,248	*
Total		4,722,362

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended October 31, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	(389,832)	(389,832)
Interest rate risk	6,887,957	(12)	6,887,945
Total	6,887,957	(389,844)	6,498,113
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	(298,935)	(298,935)
Interest rate risk	(1,059,574)	74,377	(985,197)
Total	(1,059,574)	(224,558)	(1,284,132)

The following table is a summary of the volume of derivative instruments for the six months ended October 31, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	3,918
Swap contracts	3
Derivative Instrument	Aggregate Notional Opened ($)
Credit default swap contracts — buy protection	9,000,000

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Forward Sale Commitments

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

Semiannual Report 2013
41

Columbia Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Interest Only Securities

The Fund may invest in Interest Only Securities (IOs). IOs are stripped securities entitled to receive all of the security's interest, but none of its principal. The Fund may also invest in stripped mortgage-backed securities. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in an IO. As a result of the prepayments the daily interest accrual factor is adjusted periodically (typically, each month) to reflect the paydown of principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer or credit enhanced defaults on its obligation.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

Corporate actions and dividend income are recorded on the ex-dividend date.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Semiannual Report 2013
42

Columbia Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.43% to 0.30% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended October 31, 2013 was 0.43% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended October 31, 2013 was 0.07% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund.

The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class Y shares are not subject to transfer agent fee through April 30, 2014.

For the six months ended October 31, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.21%
Class B	0.21
Class C	0.21
Class R	0.21
Class R4	0.21
Class R5	0.05
Class T	0.21
Class W	0.21
Class Z	0.21

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2013, these minimum account balance fees reduced total expenses by $2,411.

Semiannual Report 2013
43

Columbia Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares, respectively.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.60% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

The Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund's average daily net assets attributable to Class T shares. In addition, the shareholder servicing fee shall be waived by the selling and/or servicing agents to the extent necessary to prevent net investment income from falling below 0.00% on a daily basis. The effective shareholder services fee rate for the six months ended October 31, 2013 was 0.15% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $23,597 for Class A, $333 for Class B, $169 for Class C and $198 for Class T shares for the six months ended October 31, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	September 1, 2013 through August 31, 2014	Prior to September 1, 2013
Class A	0.97%	0.94%
Class B	1.72	1.69
Class C	1.72	1.69
Class I	0.57	0.53
Class R	1.22	1.19
Class R4	0.72	0.69
Class R5	0.62	0.58
Class T	0.87	0.84
Class W	0.97	0.94
Class Y	0.57	0.53
Class Z	0.72	0.69

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Semiannual Report 2013
44

Columbia Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2013, the cost of investments for federal income tax purposes was approximately $1,007,274,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$33,976,000
Unrealized depreciation	(11,163,000)
Net unrealized appreciation	$22,813,000

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $806,591 at April 30, 2013 as arising on May 1, 2013.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $2,116,150,074 and $2,333,305,744, respectively, for the six months ended October 31, 2013, of which $1,923,530,656 and $2,015,706,499, respectively, were U.S. government securities.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At October 31, 2013, one unaffiliated shareholder account owned 77.1% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 10, 2013, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, continues to permit collective borrowings up to $500 million under the same terms and interest rates as described above. Effective December 10, 2013, the Fund pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended October 31, 2013.

Note 9. Significant Risks

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market's assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which

Semiannual Report 2013
45

Columbia Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Mortgage-Backed Securities Risk

The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market's assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
46

Columbia Bond Fund

Board Consideration and Approval of Advisory Agreement

On June 14, 2013, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Bond Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 5, 2013, April 24, 2013 and June 13, 2013, and at the Board meeting held on June 14, 2013. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2013, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 14, 2013, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by the independent third-party data provider);

•  The terms and conditions of the Advisory Agreement;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of comparable portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Semiannual Report 2013
47

Columbia Bond Fund

Board Consideration and Approval of Advisory Agreement (continued)

Nature, Extent and Quality of Services Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate Administrative Services Agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreement supported the continuation of the Advisory Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, enhancing the resources supporting the portfolio managers.

The Committee and the Board noted that, through December 31, 2012, the Fund's performance was in the sixty-ninth and sixty-fifth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one- and three- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a

Semiannual Report 2013
48

Columbia Bond Fund

Board Consideration and Approval of Advisory Agreement (continued)

percentage of average daily net assets. The Committee and the Board noted that the Fund's actual management fee and net expense ratio are both ranked in the third quintile (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2012 to profitability levels realized in 2011. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the Fund, the expense ratio of the Fund, and the implementation of expense limitations with respect to the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the

Semiannual Report 2013
49

Columbia Bond Fund

Board Consideration and Approval of Advisory Agreement (continued)

Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

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52

Columbia Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
53

Columbia Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR121_04_C01_(12/13)

Semiannual Report

October 31, 2013

Columbia U.S. Treasury Index Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

A market rally led by equities

Despite threats of military action in Syria, rumblings from Iran and an impending showdown over the debt ceiling here at home, the U.S. financial markets delivered positive results in the third quarter of 2013. Stocks outperformed bonds by a substantial margin. Still, robust growth continued to elude the U.S. economy, which merely plodded along. New job growth was solid but not spectacular. Consumer spending remained steady, but the only obvious beneficiary was the auto industry. Gains in the housing market met some headwinds, as mortgage rates rose and sales slipped somewhat. Nevertheless, the recovery in housing remained intact.

The Federal Reserve (the Fed) unsettled investors with a hint that it was ready to taper its purchase of U.S. Treasury and mortgage securities. However, its failure to take any action in a September meeting rallied stocks to new highs and brought bonds back into positive territory for the quarter. Small-cap stocks were the U.S. market leaders. Growth outperformed value in a quarter dominated by the materials, industrials and consumer discretionary sectors. Developed markets led the global rally, driven by strengthening economic conditions in the eurozone. Certain emerging stock markets, including China's, bounced back with returns in line with those of the United States. India and Indonesia were exceptions to that trend, as fears of the Fed's tapering efforts rattled investors in both countries.

Improved risk appetites boosted fixed income

Following a weak second quarter, the fixed-income markets made up some ground in the third quarter of 2013. As yields fell, bond prices rallied enough to push returns on non-Treasury sectors into positive territory. Risk appetites improved in response to continued liquidity from the Fed. Against this backdrop, U.S. high-yield and foreign bonds led the fixed-income markets, along with mortgage-backed securities and emerging market bonds. The U.S. municipal bond market was the exception, as it slipped into negative territory in the final week of the period, pressured by heightened concerns over Puerto Rico, potential municipal bankruptcies and continued fund redemptions.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia U.S. Treasury Index Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	13
Notes to Financial Statements	20
Board Consideration and Approval of Advisory Agreement	25
Important Information About This Report	29

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia U.S. Treasury Index Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia U.S. Treasury Index Fund (the Fund) Class A shares returned -2.37% excluding sales charges for the six months ended October 31, 2013.

>  The Fund underperformed its benchmark, the Citigroup Bond U.S. Treasury Index, which returned -2.16% for the same time period.

Average Annual Total Returns (%) (for period ended October 31, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	11/25/02
Excluding sales charges		-2.37	-1.82	3.65	3.97
Including sales charges		-6.98	-6.47	2.65	3.46
Class B	11/25/02
Excluding sales charges		-2.74	-2.55	2.88	3.19
Including sales charges		-7.59	-7.35	2.52	3.19
Class C	11/25/02
Excluding sales charges		-2.67	-2.40	3.03	3.35
Including sales charges		-3.64	-3.36	3.03	3.35
Class I*	09/27/10	-2.25	-1.57	3.91	4.22
Class R5*	11/08/12	-2.34	-1.59	3.91	4.22
Class W*	06/18/12	-2.46	-1.90	3.48	3.77
Class Z	06/04/91	-2.25	-1.57	3.91	4.22
Citigroup Bond U.S. Treasury Index		-2.16	-1.40	4.11	4.44

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Citigroup Bond U.S. Treasury Index, an index composed of all U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million that are included in the Citigroup Broad Investment-Grade Bond Index.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia U.S. Treasury Index Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at October 31, 2013)
Money Market Funds	0.1
U.S. Treasury Obligations	99.9
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Quality Breakdown (%) (at October 31, 2013)
AAA rating	100.0
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

William Finan

Orhan Imer, PhD, CFA

Semiannual Report 2013
3

Columbia U.S. Treasury Index Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2013 – October 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	976.30	1,022.94	2.24	2.29	0.45
Class B	1,000.00	1,000.00	972.60	1,019.16	5.97	6.11	1.20
Class C	1,000.00	1,000.00	973.30	1,019.91	5.22	5.35	1.05
Class I	1,000.00	1,000.00	977.50	1,024.20	1.00	1.02	0.20
Class R5	1,000.00	1,000.00	976.60	1,024.20	1.00	1.02	0.20
Class W	1,000.00	1,000.00	975.40	1,022.94	2.24	2.29	0.45
Class Z	1,000.00	1,000.00	977.50	1,024.20	1.00	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
4

Columbia U.S. Treasury Index Fund

Portfolio of Investments

October 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

U.S. Treasury Obligations 99.5%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
10/31/14	2.375%	14,315,000	14,633,179
12/31/14	0.125%	4,500,000	4,498,240
01/31/15	2.250%	2,775,000	2,846,434
02/15/15	4.000%	7,240,000	7,592,668
02/15/15	11.250%	2,830,000	3,231,617
04/15/15	0.375%	7,590,000	7,607,789
04/30/15	0.125%	5,230,000	5,222,443
05/31/15	2.125%	3,885,000	3,999,879
06/30/15	0.375%	5,395,000	5,405,959
07/15/15	0.250%	4,925,000	4,924,040
07/31/15	0.250%	680,000	679,894
08/15/15	0.250%	7,810,000	7,807,251
08/31/15	0.375%	4,420,000	4,427,597
10/15/15	0.250%	4,340,000	4,335,421
11/30/15	1.375%	9,575,000	9,781,456
12/15/15	0.250%	6,075,000	6,063,609
01/31/16	2.000%	11,920,000	12,355,819
04/15/16	0.250%	3,120,000	3,106,593
06/15/16	0.500%	3,465,000	3,467,470
08/15/16	0.625%	3,785,000	3,795,645
09/30/16	1.000%	5,240,000	5,305,091
10/15/16	0.625%	1,350,000	1,352,320
11/15/16	7.500%	5,540,000	6,685,655
11/30/16	0.875%	910,000	916,612
04/30/17	3.125%	7,290,000	7,875,474
05/31/17	0.625%	9,090,000	9,024,661
08/31/17	0.625%	10,770,000	10,648,837
08/31/17	1.875%	6,915,000	7,160,808
10/31/17	0.750%	4,590,000	4,547,641
10/31/17	1.875%	7,445,000	7,704,994
11/30/17	0.625%	1,260,000	1,240,214
12/31/17	0.750%	2,985,000	2,948,619
02/15/18	3.500%	10,790,000	11,877,427
03/31/18	0.750%	1,415,000	1,391,453
04/30/18	0.625%	5,175,000	5,055,328
05/15/18	3.875%	4,075,000	4,566,229
05/31/18	1.000%	2,335,000	2,316,210
06/30/18	1.375%	1,070,000	1,077,775
06/30/18	2.375%	2,820,000	2,969,153
07/31/18	1.375%	1,665,000	1,675,926
09/30/18	1.375%	1,415,000	1,420,637
03/31/19	1.500%	1,670,000	1,673,654
07/31/19	0.875%	725,000	696,906
11/15/19	3.375%	11,810,000	13,010,380
11/30/19	1.000%	390,000	374,583
12/31/19	1.125%	1,725,000	1,665,569
03/31/20	1.125%	1,925,000	1,846,647

U.S. Treasury Obligations (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/20	3.500%	2,350,000	2,602,992
05/31/20	1.375%	2,615,000	2,538,796
06/30/20	1.875%	850,000	850,864
07/31/20	2.000%	1,180,000	1,189,957
08/15/20	2.625%	5,445,000	5,712,143
08/31/20	2.125%	1,545,000	1,567,571
09/30/20	2.000%	1,360,000	1,366,588
02/15/21	3.625%	7,465,000	8,300,147
05/15/21	3.125%	2,745,000	2,950,233
02/15/22	2.000%	1,265,000	1,239,107
08/15/22	1.625%	565,000	530,747
11/15/22	1.625%	1,900,000	1,774,125
02/15/23	2.000%	2,910,000	2,794,281
05/15/23	1.750%	3,840,000	3,586,499
08/15/23	2.500%	3,300,000	3,287,625
02/15/26	6.000%	4,700,000	6,251,000
08/15/28	5.500%	100,000	128,844
11/15/28	5.250%	580,000	730,347
08/15/39	4.500%	740,000	863,719
02/15/40	4.625%	4,270,000	5,076,629
05/15/40	4.375%	3,655,000	4,182,120
11/15/40	4.250%	4,260,000	4,775,196
02/15/41	4.750%	4,045,000	4,900,137
08/15/42	2.750%	540,000	452,925
11/15/42	2.750%	2,525,000	2,113,898
02/15/43	3.125%	2,065,000	1,870,116
05/15/43	2.875%	2,200,000	1,887,531
08/15/43	3.625%	2,205,000	2,202,244
Total U.S. Treasury Obligations (Cost: $301,505,877)			308,538,187
Money Market Funds 0.1%
		Shares	Value ($)
Columbia Short-Term Cash Fund, 0.093%(a)(b)		275,465	275,465
Total Money Market Funds (Cost: $275,465)			275,465
Total Investments (Cost: $301,781,342)			308,813,652
Other Assets & Liabilities, Net			1,228,262
Net Assets			310,041,914

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia U.S. Treasury Index Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)  The rate shown is the seven-day current annualized yield at October 31, 2013.

(b)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,514,519	28,935,352	(30,174,406)	275,465	501	275,465

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia U.S. Treasury Index Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
U.S. Treasury Obligations	308,538,187	—	—	308,538,187
Total Bonds	308,538,187	—	—	308,538,187
Mutual Funds
Money Market Funds	275,465	—	—	275,465
Total Mutual Funds	275,465	—	—	275,465
Total	308,813,652	—	—	308,813,652

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia U.S. Treasury Index Fund

Statement of Assets and Liabilities

October 31, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $301,505,877)	$308,538,187
Affiliated issuers (identified cost $275,465)	275,465
Total investments (identified cost $301,781,342)	308,813,652
Receivable for:
Investments sold	9,761,391
Capital shares sold	353,569
Dividends	33
Interest	1,710,889
Expense reimbursement due from Investment Manager	1,770
Trustees' deferred compensation plan	33,844
Total assets	320,675,148
Liabilities
Payable for:
Investments purchased	9,404,158
Capital shares purchased	809,157
Dividend distributions to shareholders	381,053
Investment management fees	851
Distribution and/or service fees	514
Administration fees	2,553
Compensation of board members	665
Other expenses	439
Trustees' deferred compensation plan	33,844
Total liabilities	10,633,234
Net assets applicable to outstanding capital stock	$310,041,914
Represented by
Paid-in capital	$301,114,675
Undistributed net investment income	142,001
Accumulated net realized gain	1,752,928
Unrealized appreciation (depreciation) on:
Investments	7,032,310
Total — representing net assets applicable to outstanding capital stock	$310,041,914

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia U.S. Treasury Index Fund

Statement of Assets and Liabilities (continued)

October 31, 2013 (Unaudited)

Class A
Net assets	$23,620,088
Shares outstanding	2,112,042
Net asset value per share	$11.18
Maximum offering price per share(a)	$11.74
Class B
Net assets	$1,762,296
Shares outstanding	157,623
Net asset value per share	$11.18
Class C
Net assets	$7,611,803
Shares outstanding	680,807
Net asset value per share	$11.18
Class I
Net assets	$54,108,477
Shares outstanding	4,839,434
Net asset value per share	$11.18
Class R5
Net assets	$524,440
Shares outstanding	46,983
Net asset value per share	$11.16
Class W
Net assets	$17,797,570
Shares outstanding	1,592,950
Net asset value per share	$11.17
Class Z
Net assets	$204,617,240
Shares outstanding	18,300,966
Net asset value per share	$11.18

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia U.S. Treasury Index Fund

Statement of Operations

Six Months Ended October 31, 2013 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$501
Interest	2,768,414
Total income	2,768,915
Expenses:
Investment management fees	166,750
Distribution and/or service fees
Class A	35,850
Class B	9,688
Class C	41,863
Class W	33,407
Administration fees	500,250
Compensation of board members	13,603
Other	677
Total expenses	802,088
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(347,778)
Fees waived by Distributor — Class C	(6,280)
Expense reductions	(1,500)
Total net expenses	446,530
Net investment income	2,322,385
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(1,263,172)
Net realized loss	(1,263,172)
Net change in unrealized appreciation (depreciation) on:
Investments	(9,378,609)
Net change in unrealized appreciation (depreciation)	(9,378,609)
Net realized and unrealized loss	(10,641,781)
Net decrease in net assets from operations	$(8,319,396)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia U.S. Treasury Index Fund

Statement of Changes in Net Assets

	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013(a)(b)
Operations
Net investment income	$2,322,385	$5,334,771
Net realized gain (loss)	(1,263,172)	8,349,708
Net change in unrealized appreciation (depreciation)	(9,378,609)	(4,436,046)
Net increase (decrease) in net assets resulting from operations	(8,319,396)	9,248,433
Distributions to shareholders
Net investment income
Class A	(168,661)	(450,163)
Class B	(4,138)	(9,733)
Class C	(24,169)	(58,753)
Class I	(380,963)	(1,209,465)
Class R5	(1,487)	(15)
Class W	(157,789)	(181,755)
Class Z	(1,527,886)	(3,279,988)
Net realized gains
Class A	—	(1,430,431)
Class B	—	(78,182)
Class C	—	(332,285)
Class I	—	(3,114,383)
Class R5	—	(29)
Class W	—	(353,950)
Class Z	—	(6,874,241)
Total distributions to shareholders	(2,265,093)	(17,373,373)
Increase (decrease) in net assets from capital stock activity	(31,595,374)	(60,029,268)
Total decrease in net assets	(42,179,863)	(68,154,208)
Net assets at beginning of period	352,221,777	420,375,985
Net assets at end of period	$310,041,914	$352,221,777
Undistributed net investment income	$142,001	$84,709

(a) Class R5 shares are for the period from November 8, 2012 (commencement of operations) to April 30, 2013.

(b) Class W shares are for the period from June 18, 2012 (commencement of operations) to April 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia U.S. Treasury Index Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30, 2013(a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(c)	2,696,932	30,142,851	3,077,815	36,242,825
Distributions reinvested	13,960	155,934	138,066	1,606,026
Redemptions	(3,040,168)	(33,740,902)	(4,412,358)	(51,348,149)
Net decrease	(329,276)	(3,442,117)	(1,196,477)	(13,499,298)
Class B shares
Subscriptions	120	1,349	3,356	39,207
Distributions reinvested	229	2,554	4,611	53,620
Redemptions(c)	(30,336)	(339,167)	(84,690)	(984,814)
Net decrease	(29,987)	(335,264)	(76,723)	(891,987)
Class C shares
Subscriptions	46,619	519,022	178,307	2,086,582
Distributions reinvested	2,080	23,245	31,299	363,785
Redemptions	(245,473)	(2,758,407)	(322,802)	(3,737,826)
Net decrease	(196,774)	(2,216,140)	(113,196)	(1,287,459)
Class I shares
Subscriptions	286,890	3,214,000	6,609,188	77,298,675
Distributions reinvested	34,097	380,943	369,314	4,293,816
Redemptions	(251,376)	(2,817,060)	(9,969,808)	(115,772,087)
Net increase (decrease)	69,611	777,883	(2,991,306)	(34,179,596)
Class R5 shares
Subscriptions	47,099	524,183	214	2,503
Distributions reinvested	132	1,471	—	—
Redemptions	(462)	(5,159)	—	—
Net increase	46,769	520,495	214	2,503
Class W shares
Subscriptions	249,632	2,796,668	3,028,239	35,099,009
Distributions reinvested	14,124	157,775	46,425	535,613
Redemptions	(1,203,953)	(13,469,270)	(541,517)	(6,198,078)
Net increase (decrease)	(940,197)	(10,514,827)	2,533,147	29,436,544
Class Z shares
Subscriptions	2,693,650	30,065,238	7,165,709	83,606,335
Distributions reinvested	91,344	1,020,532	491,477	5,707,459
Redemptions	(4,244,316)	(47,471,174)	(11,057,539)	(128,923,769)
Net decrease	(1,459,322)	(16,385,404)	(3,400,353)	(39,609,975)
Total net decrease	(2,839,176)	(31,595,374)	(5,244,694)	(60,029,268)

(a) Class R5 shares are for the period from November 8, 2012 (commencement of operations) to April 30, 2013.

(b) Class W shares are for the period from June 18, 2012 (commencement of operations) to April 30, 2013.

(c) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia U.S. Treasury Index Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended March 31,
Class A	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$11.52		$11.74		$11.59		$11.03		$11.12		$11.64		$11.27
Income from investment operations:
Net investment income	0.07		0.13		0.01		0.18		0.23		0.27		0.33
Net realized and unrealized gain (loss)	(0.34)		0.11		0.15		0.70		0.22		(0.45)		0.45
Total from investment operations	(0.27)		0.24		0.16		0.88		0.45		(0.18)		0.78
Less distributions to shareholders:
Net investment income	(0.07)		(0.13)		(0.01)		(0.19)		(0.27)		(0.34)		(0.41)
Net realized gains	—		(0.33)		—		(0.13)		(0.27)		(0.00	)(b)	—
Total distributions to shareholders	(0.07)		(0.46)		(0.01)		(0.32)		(0.54)		(0.34)		(0.41)
Net asset value, end of period	$11.18		$11.52		$11.74		$11.59		$11.03		$11.12		$11.64
Total return	(2.37%)		2.06%		1.40%		8.01%		4.04%		(1.53%)		7.13%
Ratios to average net assets(c)
Total gross expenses	0.66	%(d)	0.66%		0.66	%(d)	0.66	%(e)	0.66	%(e)	0.66	%(e)	0.66	%(e)
Total net expenses(f)	0.45	%(d)(g)	0.45	%(g)	0.45	%(d)	0.45	%(e)(g)	0.45	%(e)	0.48	%(e)	0.55	%(e)(g)
Net investment income	1.21	%(d)	1.15%		1.30	%(d)	1.55%		2.04%		2.44%		2.91%
Supplemental data
Net assets, end of period (in thousands)	$23,620		$28,129		$42,700		$43,818		$41,739		$47,105		$79,114
Portfolio turnover	42%		99%		7%		106%		142%		118%		126%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia U.S. Treasury Index Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended March 31,
Class B	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$11.52		$11.74		$11.59		$11.03		$11.12		$11.64		$11.27
Income from investment operations:
Net investment income	0.03		0.05		0.01		0.10		0.15		0.19		0.25
Net realized and unrealized gain (loss)	(0.35)		0.10		0.14		0.69		0.22		(0.45)		0.45
Total from investment operations	(0.32)		0.15		0.15		0.79		0.37		(0.26)		0.70
Less distributions to shareholders:
Net investment income	(0.02)		(0.04)		(0.00	)(b)	(0.10)		(0.19)		(0.26)		(0.33)
Net realized gains	—		(0.33)		—		(0.13)		(0.27)		(0.00	)(b)	—
Total distributions to shareholders	(0.02)		(0.37)		(0.00	)(b)	(0.23)		(0.46)		(0.26)		(0.33)
Net asset value, end of period	$11.18		$11.52		$11.74		$11.59		$11.03		$11.12		$11.64
Total return	(2.74%)		1.30%		1.34%		7.21%		3.27%		(2.26%)		6.32%
Ratios to average net assets(c)
Total gross expenses	1.41	%(d)	1.40%		1.41	%(d)	1.41	%(e)	1.41	%(e)	1.41	%(e)	1.41	%(e)
Total net expenses(f)	1.20	%(d)(g)	1.20	%(g)	1.20	%(d)	1.20	%(e)(g)	1.20	%(e)	1.23	%(e)	1.30	%(e)(g)
Net investment income	0.46	%(d)	0.40%		0.55	%(d)	0.83%		1.29%		1.69%		2.19%
Supplemental data
Net assets, end of period (in thousands)	$1,762		$2,162		$3,102		$3,143		$4,053		$5,810		$10,179
Portfolio turnover	42%		99%		7%		106%		142%		118%		126%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia U.S. Treasury Index Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended March 31,
Class C	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$11.52		$11.74		$11.59		$11.03		$11.12		$11.64		$11.27
Income from investment operations:
Net investment income	0.03		0.06		0.01		0.11		0.16		0.21		0.26
Net realized and unrealized gain (loss)	(0.34)		0.11		0.15		0.70		0.23		(0.46)		0.45
Total from investment operations	(0.31)		0.17		0.16		0.81		0.39		(0.25)		0.71
Less distributions to shareholders:
Net investment income	(0.03)		(0.06)		(0.01)		(0.12)		(0.21)		(0.27)		(0.34)
Net realized gains	—		(0.33)		—		(0.13)		(0.27)		(0.00	)(b)	—
Total distributions to shareholders	(0.03)		(0.39)		(0.01)		(0.25)		(0.48)		(0.27)		(0.34)
Net asset value, end of period	$11.18		$11.52		$11.74		$11.59		$11.03		$11.12		$11.64
Total return	(2.67%)		1.45%		1.35%		7.37%		3.42%		(2.12%)		6.48%
Ratios to average net assets(c)
Total gross expenses	1.41	%(d)	1.41%		1.41	%(d)	1.41	%(e)	1.41	%(e)	1.41	%(e)	1.41	%(e)
Total net expenses(f)	1.05	%(d)(g)	1.05	%(g)	1.05	%(d)	1.05	%(e)(g)	1.05	%(e)	1.08	%(e)	1.15	%(e)(g)
Net investment income	0.61	%(d)	0.55%		0.70	%(d)	0.98%		1.44%		1.83%		2.28%
Supplemental data
Net assets, end of period (in thousands)	$7,612		$10,111		$11,628		$12,172		$13,142		$19,568		$32,440
Portfolio turnover	42%		99%		7%		106%		142%		118%		126%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia U.S. Treasury Index Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,			Year Ended March 31,
Class I	(Unaudited)		2013	2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$11.52		$11.74	$11.59		$11.03		$11.76
Income from investment operations:
Net investment income	0.08		0.16	0.02		0.21		0.11
Net realized and unrealized gain (loss)	(0.34)		0.11	0.14		0.70		(0.43)
Total from investment operations	(0.26)		0.27	0.16		0.91		(0.32)
Less distributions to shareholders:
Net investment income	(0.08)		(0.16)	(0.01)		(0.22)		(0.15)
Net realized gains	—		(0.33)	—		(0.13)		(0.26)
Total distributions to shareholders	(0.08)		(0.49)	(0.01)		(0.35)		(0.41)
Net asset value, end of period	$11.18		$11.52	$11.74		$11.59		$11.03
Total return	(2.25%)		2.31%	1.42%		8.29%		(2.78%)
Ratios to average net assets(c)
Total gross expenses	0.41	%(d)	0.41%	0.41	%(d)	0.41	%(e)	0.41	%(d)(e)
Total net expenses(f)	0.20	%(d)	0.20%	0.20	%(d)	0.20	%(e)	0.20	%(d)(e)
Net investment income	1.46	%(d)	1.39%	1.55	%(d)	1.81%		1.96	%(d)
Supplemental data
Net assets, end of period (in thousands)	$54,108		$54,959	$91,092		$84,899		$123,074
Portfolio turnover	42%		99%	7%		106%		142%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia U.S. Treasury Index Fund

Financial Highlights (continued)

Class R5	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30, 2013(a)
Per share data
Net asset value, beginning of period	$11.51		$11.68
Income from investment operations:
Net investment income	0.08		0.08
Net realized and unrealized loss	(0.35)		(0.04	)(b)
Total from investment operations	(0.27)		0.04
Less distributions to shareholders:
Net investment income	(0.08)		(0.08)
Net realized gains	—		(0.13)
Total distributions to shareholders	(0.08)		(0.21)
Net asset value, end of period	$11.16		$11.51
Total return	(2.34%)		0.31%
Ratios to average net assets(c)
Total gross expenses	0.41	%(d)	0.45	%(d)
Total net expenses(e)	0.20	%(d)	0.20	%(d)
Net investment income	1.52	%(d)	1.41	%(d)
Supplemental data
Net assets, end of period (in thousands)	$524		$2
Portfolio turnover	42%		99%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to April 30, 2013.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia U.S. Treasury Index Fund

Financial Highlights (continued)

Class W	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30, 2013(a)
Per share data
Net asset value, beginning of period	$11.52		$11.90
Income from investment operations:
Net investment income	0.07		0.11
Net realized and unrealized loss	(0.35)		(0.05	)(b)
Total from investment operations	(0.28)		0.06
Less distributions to shareholders:
Net investment income	(0.07)		(0.11)
Net realized gains	—		(0.33)
Total distributions to shareholders	(0.07)		(0.44)
Net asset value, end of period	$11.17		$11.52
Total return	(2.46%)		0.52%
Ratios to average net assets(c)
Total gross expenses	0.66	%(d)	0.65	%(d)
Total net expenses(e)	0.45	%(d)(f)	0.45	%(d)
Net investment income	1.22	%(d)	1.10	%(d)
Supplemental data
Net assets, end of period (in thousands)	$17,798		$29,171
Portfolio turnover	42%		99%

Notes to Financial Highlights

(a)  For the period from June 18, 2012 (commencement of operations) to April 30, 2013.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia U.S. Treasury Index Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended March 31,
Class Z	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$11.52		$11.74		$11.59		$11.03		$11.11		$11.64		$11.27
Income from investment operations:
Net investment income	0.08		0.16		0.02		0.21		0.26		0.30		0.37
Net realized and unrealized gain (loss)	(0.34)		0.11		0.14		0.70		0.23		(0.46)		0.44
Total from investment operations	(0.26)		0.27		0.16		0.91		0.49		(0.16)		0.81
Less distributions to shareholders:
Net investment income	(0.08)		(0.16)		(0.01)		(0.22)		(0.30)		(0.37)		(0.44)
Net realized gains	—		(0.33)		—		(0.13)		(0.27)		(0.00	)(b)	—
Total distributions to shareholders	(0.08)		(0.49)		(0.01)		(0.35)		(0.57)		(0.37)		(0.44)
Net asset value, end of period	$11.18		$11.52		$11.74		$11.59		$11.03		$11.11		$11.64
Total return	(2.25%)		2.31%		1.42%		8.28%		4.40%		(1.38%)		7.40%
Ratios to average net assets(c)
Total gross expenses	0.41	%(d)	0.41%		0.41	%(d)	0.41	%(e)	0.41	%(e)	0.41	%(e)	0.41	%(e)
Total net expenses(f)	0.20	%(d)(g)	0.20	%(g)	0.20	%(d)	0.20	%(e)(g)	0.20	%(e)	0.23	%(e)	0.30	%(e)(g)
Net investment income	1.46	%(d)	1.40%		1.55	%(d)	1.82%		2.29%		2.64%		3.31%
Supplemental data
Net assets, end of period (in thousands)	$204,617		$227,687		$271,853		$267,044		$241,078		$301,978		$294,640
Portfolio turnover	42%		99%		7%		106%		142%		118%		126%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia U.S. Treasury Index Fund

Notes to Financial Statements

October 31, 2013 (Unaudited)

Note 1. Organization

Columbia U.S. Treasury Index Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Semiannual Report 2013
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Columbia U.S. Treasury Index Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to 0.10% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.30% of the Fund's average daily net assets.

The Investment Manager, from the administration fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, interest, fees and expenses of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution (Rule 12b-1) and/or shareholder servicing and plan administration fees and any extraordinary non-recurring expenses that may arise, including litigation.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Semiannual Report 2013
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Columbia U.S. Treasury Index Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The transfer agent fees are payable by the Investment Manager. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2013, these minimum account balance fees reduced total expenses by $1,500.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75% and 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares, respectively.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.60% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

The Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $7,117 for Class A, $1,768 for Class B and $1,041 for Class C shares for the six months ended October 31, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through August 31, 2014
Class A	0.45%
Class B	1.20
Class C	1.20
Class I	0.20
Class R5	0.20
Class W	0.45
Class Z	0.20

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as

Semiannual Report 2013
22

Columbia U.S. Treasury Index Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2013, the cost of investments for federal income tax purposes was approximately $301,781,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$8,143,000
Unrealized depreciation	(1,111,000)
Net unrealized appreciation	$7,032,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $139,918,876 and $169,816,617, respectively, for the six months ended October 31, 2013, of which $142,655,406 and $171,616,508, respectively, were U.S. government securities.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At October 31, 2013, one unaffiliated shareholder account owned 18.6% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Affiliated shareholder accounts owned 36.7% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 10, 2013, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, continues to permit collective borrowings up to $500 million under the same terms and interest rates as described above. Effective December 10, 2013, the Fund pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended October 31, 2013.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws.

Semiannual Report 2013
23

Columbia U.S. Treasury Index Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
24

Columbia U.S. Treasury Index Fund

Board Consideration and Approval of Advisory Agreement

On June 14, 2013, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia U.S. Treasury Index Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 5, 2013, April 24, 2013 and June 13, 2013, and at the Board meeting held on June 14, 2013. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2013, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 14, 2013, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by the independent third-party data provider);

•  The terms and conditions of the Advisory Agreement;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of comparable portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Semiannual Report 2013
25

Columbia U.S. Treasury Index Fund

Board Consideration and Approval of Advisory Agreement (continued)

Nature, Extent and Quality of Services Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate Administrative Services Agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreement supported the continuation of the Advisory Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. To be tailored for each Fund: Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2012, the Fund's performance was in the seventy-third, eightieth and eightieth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the
Semiannual Report 2013
26

Columbia U.S. Treasury Index Fund

Board Consideration and Approval of Advisory Agreement (continued)

Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2012 to profitability levels realized in 2011. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the Fund, the expense ratio of the Fund, and the implementation of expense limitations with respect to the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's

Semiannual Report 2013
27

Columbia U.S. Treasury Index Fund

Board Consideration and Approval of Advisory Agreement (continued)

affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

Semiannual Report 2013
28

Columbia U.S. Treasury Index Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
29

Columbia U.S. Treasury Index Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR237_04_C01_(12/13)

Semiannual Report

October 31, 2013

Columbia Intermediate Bond Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

A market rally led by equities

Despite threats of military action in Syria, rumblings from Iran and an impending showdown over the debt ceiling here at home, the U.S. financial markets delivered positive results in the third quarter of 2013. Stocks outperformed bonds by a substantial margin. Still, robust growth continued to elude the U.S. economy, which merely plodded along. New job growth was solid but not spectacular. Consumer spending remained steady, but the only obvious beneficiary was the auto industry. Gains in the housing market met some headwinds, as mortgage rates rose and sales slipped somewhat. Nevertheless, the recovery in housing remained intact.

The Federal Reserve (the Fed) unsettled investors with a hint that it was ready to taper its purchase of U.S. Treasury and mortgage securities. However, its failure to take any action in a September meeting rallied stocks to new highs and brought bonds back into positive territory for the quarter. Small-cap stocks were the U.S. market leaders. Growth outperformed value in a quarter dominated by the materials, industrials and consumer discretionary sectors. Developed markets led the global rally, driven by strengthening economic conditions in the eurozone. Certain emerging stock markets, including China's, bounced back with returns in line with those of the United States. India and Indonesia were exceptions to that trend, as fears of the Fed's tapering efforts rattled investors in both countries.

Improved risk appetites boosted fixed income

Following a weak second quarter, the fixed-income markets made up some ground in the third quarter of 2013. As yields fell, bond prices rallied enough to push returns on non-Treasury sectors into positive territory. Risk appetites improved in response to continued liquidity from the Fed. Against this backdrop, U.S. high-yield and foreign bonds led the fixed-income markets, along with mortgage-backed securities and emerging market bonds. The U.S. municipal bond market was the exception, as it slipped into negative territory in the final week of the period, pressured by heightened concerns over Puerto Rico, potential municipal bankruptcies and continued fund redemptions.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	31
Statement of Operations	34
Statement of Changes in Net Assets	35
Financial Highlights	38
Notes to Financial Statements	49
Board Consideration and Approval of Advisory Agreement	61
Important Information About This Report	65

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Intermediate Bond Fund (the Fund) Class A shares returned -2.88% excluding sales charges for the six-month period that ended October 31, 2013.

>  The Fund underperformed its benchmark, the Barclays U.S. Aggregate Bond Index, which returned -1.97% for the same six-month period.

Average Annual Total Returns (%) (for period ended October 31, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	07/31/00
Excluding sales charges		-2.88	-1.86	8.38	4.74
Including sales charges		-6.05	-5.01	7.67	4.23
Class B	02/01/02
Excluding sales charges		-3.24	-2.59	7.57	3.96
Including sales charges		-6.12	-5.42	7.57	3.96
Class C	02/01/02
Excluding sales charges		-3.17	-2.45	7.74	4.12
Including sales charges		-4.13	-3.39	7.74	4.12
Class I*	09/27/10	-2.71	-1.50	8.75	5.05
Class K*	02/28/13	-2.84	-1.70	8.45	4.79
Class R*	01/23/06	-3.00	-2.11	8.11	4.48
Class R4*	11/08/12	-2.76	-1.64	8.64	5.00
Class R5*	11/08/12	-2.72	-1.55	8.66	5.01
Class W*	09/27/10	-2.88	-1.87	8.43	4.79
Class Y*	11/08/12	-2.60	-1.42	8.69	5.02
Class Z	12/05/78	-2.66	-1.51	8.67	5.01
Barclays U.S. Aggregate Bond Index		-1.97	-1.08	6.09	4.78

Returns for Class A are shown with and without the maximum initial sales charge of 3.25%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at October 31, 2013)
Asset-Backed Securities — Agency	2.5
Asset-Backed Securities — Non-Agency	6.8
Commercial Mortgage-Backed Securities — Non-Agency	7.3
Common Stocks	0.0	(a)
Financials	0.0	(a)
Industrials	0.0	(a)
Corporate Bonds & Notes	42.6
Foreign Government Obligations	1.0
Money Market Funds	3.1
Municipal Bonds	1.7
Preferred Debt	2.6
Residential Mortgage-Backed Securities — Agency	15.6
Residential Mortgage-Backed Securities — Non-Agency	4.4
Senior Loans	0.6
Treasury Bills	1.3
U.S. Government & Agency Obligations	0.7
U.S. Treasury Obligations	9.8
Warrants	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Quality Breakdown (%) (at October 31, 2013)
AAA rating	39.6
AA rating	6.0
A rating	10.2
BBB rating	29.8
BB rating	7.6
B rating	1.9
CCC rating	0.6
CC rating	0.0	(a)
C rating	0.0	(a)
D rating	0.0	(a)
Not rated	4.3
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

(a) Rounds to zero.

Portfolio Management

Carl Pappo, CFA

Brian Lavin, CFA

Michael Zazzarino

Semiannual Report 2013

Columbia Intermediate Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2013 – October 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	971.20	1,020.92	4.22	4.33	0.85
Class B	1,000.00	1,000.00	967.60	1,017.14	7.94	8.13	1.60
Class C	1,000.00	1,000.00	968.30	1,017.90	7.19	7.37	1.45
Class I	1,000.00	1,000.00	972.90	1,022.68	2.49	2.55	0.50
Class K	1,000.00	1,000.00	971.60	1,021.53	3.63	3.72	0.73
Class R	1,000.00	1,000.00	970.00	1,019.66	5.46	5.60	1.10
Class R4	1,000.00	1,000.00	972.40	1,022.18	2.98	3.06	0.60
Class R5	1,000.00	1,000.00	972.80	1,022.68	2.49	2.55	0.50
Class W	1,000.00	1,000.00	971.20	1,020.92	4.22	4.33	0.85
Class Y	1,000.00	1,000.00	974.00	1,022.68	2.49	2.55	0.50
Class Z	1,000.00	1,000.00	973.40	1,022.18	2.98	3.06	0.60

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Portfolio of Investments

October 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 45.0%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.4%
ADS Tactical, Inc. Senior Secured(a) 04/01/18	11.000%	1,055,000	946,862
Huntington Ingalls Industries, Inc. 03/15/18	6.875%	490,000	527,362
Kratos Defense & Security Solutions, Inc. Senior Secured 06/01/17	10.000%	1,281,000	1,396,290
L-3 Communications Corp. 02/15/21	4.950%	8,235,000	8,754,579
Lockheed Martin Corp. Senior Unsecured 09/15/21	3.350%	3,775,000	3,802,652
TransDigm, Inc. 12/15/18	7.750%	128,000	137,600
10/15/20	5.500%	293,000	295,198
07/15/21	7.500%	422,000	459,980
Total			16,320,523
Automotive 2.4%
Chrysler Group LLC/Co-Issuer, Inc. Secured 06/15/19	8.000%	684,000	757,530
Dana Holding Corp. Senior Unsecured 02/15/21	6.750%	356,000	388,040
Delphi Corp. 02/15/23	5.000%	380,000	399,000
Ford Motor Co. Senior Unsecured 02/01/29	6.375%	7,325,000	8,127,271
07/16/31	7.450%	6,660,000	8,311,400
11/01/46	7.400%	4,755,000	5,879,087
Ford Motor Credit Co. LLC Senior Unsecured 06/15/16	3.984%	43,255,000	46,068,824
General Motors Co.(a) Senior Unsecured 10/02/18	3.500%	34,925,000	35,623,500
10/02/23	4.875%	373,000	377,662
Jaguar Land Rover Automotive PLC(a) 02/01/23	5.625%	410,000	406,925
Schaeffler Finance BV Senior Secured(a) 02/15/19	8.500%	482,000	543,455
Visteon Corp. 04/15/19	6.750%	522,000	557,235
Total			107,439,929

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 9.6%
Ally Financial, Inc. 02/15/17	5.500%	314,000	339,120
03/15/20	8.000%	1,220,000	1,448,750
BNP Paribas SA(a)(b) 06/29/49	5.186%	7,530,000	7,755,900
Bank of America Corp. Senior Unsecured 01/11/23	3.300%	8,086,000	7,760,595
Bank of Montreal Senior Unsecured 11/06/22	2.550%	12,805,000	12,049,522
Bank of New York Mellon Corp. (The) Senior Unsecured 05/15/19	5.450%	3,325,000	3,848,724
Bank of New York Mellon Corp. (The)(b) Subordinated Notes 12/29/49	4.500%	18,770,000	17,268,400
Barclays Bank PLC(a)(b) 09/29/49	7.434%	21,848,000	24,087,420
Barclays Bank PLC(b) 12/15/49	6.278%	8,965,000	8,494,337
Chinatrust Commercial Bank Subordinated Notes(a)(b) 03/29/49	5.625%	3,570,000	3,592,312
Citigroup, Inc. Subordinated Notes 08/25/36	6.125%	8,580,000	9,034,260
09/13/43	6.675%	5,140,000	5,745,585
Citigroup, Inc.(b) 04/29/49	5.350%	15,865,000	14,278,500
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA(a)(b) 12/31/49	11.000%	5,759,000	7,573,085
Credit Agricole SA(a)(b) 12/31/49	8.375%	14,335,000	16,144,794
HBOS Capital Funding LP(a)(b) 12/31/49	6.071%	1,620,000	1,611,900
HBOS PLC Subordinated Notes(a) 05/21/18	6.750%	30,547,000	34,354,989
JPMorgan Chase & Co. Senior Unsecured 09/23/22	3.250%	5,755,000	5,558,893
JPMorgan Chase & Co.(b) 12/29/49	5.150%	10,380,000	9,393,900
JPMorgan Chase Capital XXI(b) 02/02/37	1.192%	36,100,000	26,353,000
JPMorgan Chase Capital XXIII(b) 05/15/47	1.264%	16,720,000	12,155,440

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lloyds Banking Group PLC(a)(b) 11/29/49	6.267%	9,205,000	8,549,144
12/31/49	6.413%	5,820,000	5,499,900
12/31/49	6.657%	1,358,000	1,290,100
M&T Bank Corp.(a) 12/31/49	6.875%	23,788,000	24,129,691
Mellon Capital IV(b) 06/29/49	4.000%	1,035,000	840,420
Merrill Lynch & Co., Inc. Subordinated Notes 05/02/17	5.700%	7,605,000	8,440,493
Natixis(a)(b) 12/31/49	10.000%	6,890,000	7,919,008
PNC Financial Services Group, Inc. (The)(b) 05/29/49	4.483%	17,884,000	17,848,232
12/31/49	4.850%	10,226,000	9,331,225
Rabobank Capital Funding Trust III(a)(b) 12/31/49	5.254%	3,981,000	4,130,287
Royal Bank of Scotland PLC (The) Subordinated Notes(b) 03/16/22	9.500%	5,160,000	6,011,400
Santander Holdings USA, Inc. Senior Unsecured 08/27/18	3.450%	21,322,000	22,056,948
State Street Capital Trust IV(b) 06/01/67	1.254%	10,066,000	7,908,051
State Street Corp. 03/15/18	4.956%	20,994,000	23,265,551
Synovus Financial Corp. Senior Unsecured 02/15/19	7.875%	1,041,000	1,173,727
U.S. Bancorp Subordinated Notes 07/15/22	2.950%	11,410,000	10,841,052
UBS Preferred Funding Trust V(b) 05/29/49	6.243%	5,710,000	6,102,562
Wachovia Capital Trust III(b) 03/29/49	5.570%	29,240,000	27,339,400
Washington Mutual Bank Subordinated Notes(c)(d)(e) 01/15/15	5.125%	27,379,000	41,069
Wells Fargo Capital X 12/15/36	5.950%	11,170,000	10,932,637
Total			432,500,323
Brokerage —%
E*TRADE Financial Corp. Senior Unsecured 11/15/19	6.375%	682,000	729,740

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nuveen Investments, Inc. Senior Unsecured(a) 10/15/20	9.500%	599,000	570,548
Total			1,300,288
Building Materials 0.1%
Allegion US Holding Co., Inc.(a) 10/01/21	5.750%	358,000	371,425
American Builders & Contractors Supply Co., Inc. Senior Unsecured(a) 04/15/21	5.625%	513,000	520,695
Gibraltar Industries, Inc. 02/01/21	6.250%	209,000	216,315
HD Supply, Inc.(a) 07/15/20	7.500%	390,000	411,450
Nortek, Inc. 12/01/18	10.000%	127,000	140,017
04/15/21	8.500%	592,000	648,980
USG Corp.(a) 11/01/21	5.875%	122,000	124,135
Total			2,433,017
Chemicals 0.8%
Celanese U.S. Holdings LLC 06/15/21	5.875%	301,000	322,070
Huntsman International LLC 11/15/20	4.875%	300,000	298,500
JM Huber Corp. Senior Notes(a) 11/01/19	9.875%	827,000	942,780
Lubrizol Corp. 02/01/19	8.875%	4,611,000	6,122,915
LyondellBasell Industries NV Senior Unsecured 04/15/19	5.000%	8,275,000	9,263,234
11/15/21	6.000%	14,350,000	16,696,282
Momentive Performance Materials, Inc. Senior Secured 10/15/20	8.875%	463,000	489,622
10/15/20	10.000%	126,000	132,300
NOVA Chemicals Corp. Senior Unsecured(a) 08/01/23	5.250%	299,000	304,980
PQ Corp. Secured(a) 05/01/18	8.750%	1,144,000	1,237,665
U.S. Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV(a) 05/01/21	7.375%	365,000	388,725
Total			36,199,073

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.2%
Case New Holland, Inc. 12/01/17	7.875%	986,000	1,167,177
Caterpillar, Inc. Senior Unsecured 06/26/22	2.600%	6,610,000	6,277,220
Columbus McKinnon Corp. 02/01/19	7.875%	452,000	485,335
H&E Equipment Services, Inc. 09/01/22	7.000%	102,000	111,180
Neff Rental LLC/Finance Corp. Secured(a) 05/15/16	9.625%	888,000	947,940
United Rentals North America, Inc. 12/15/19	9.250%	695,000	780,138
04/15/22	7.625%	426,000	477,120
Total			10,246,110
Consumer Cyclical Services 0.1%
APX Group, Inc. 12/01/20	8.750%	529,000	542,225
Senior Secured 12/01/19	6.375%	544,000	541,960
Corrections Corp. of America 05/01/23	4.625%	357,000	341,827
Goodman Networks, Inc.(a) Senior Secured 07/01/18	12.125%	290,000	307,038
07/01/18	13.125%	314,000	332,055
Monitronics International, Inc. 04/01/20	9.125%	385,000	408,100
Monitronics International, Inc.(a) 04/01/20	9.125%	146,000	154,760
Service Corp., International Senior Unsecured(a) 01/15/22	5.375%	249,000	251,490
Total			2,879,455
Consumer Products 0.1%
Serta Simmons Holdings LLC Senior Unsecured(a) 10/01/20	8.125%	379,000	401,740
Spectrum Brands Escrow Corp.(a) 11/15/20	6.375%	374,000	397,375
11/15/22	6.625%	305,000	325,587
Spectrum Brands, Inc. 03/15/20	6.750%	398,000	427,850

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springs Window Fashions LLC Senior Secured(a) 06/01/21	6.250%	661,000	664,305
Tempur Sealy International, Inc. 12/15/20	6.875%	175,000	186,813
Total			2,403,670
Diversified Manufacturing 0.4%
Amsted Industries, Inc. Senior Notes(a) 03/15/18	8.125%	426,000	451,560
Gardner Denver, Inc. Senior Unsecured(a) 08/15/21	6.875%	387,000	393,773
General Electric Co. Senior Unsecured 10/09/22	2.700%	8,490,000	8,147,581
10/09/42	4.125%	7,732,000	7,140,332
Hamilton Sundstrand Corp. Senior Unsecured(a) 12/15/20	7.750%	624,000	653,640
Total			16,786,886
Electric 3.7%
Alabama Power Co. Senior Unsecured 03/15/41	5.500%	8,460,000	9,543,193
01/15/42	4.100%	4,453,000	4,072,620
CMS Energy Corp. Senior Unsecured 09/30/15	4.250%	3,690,000	3,891,543
02/15/18	5.050%	15,901,000	17,655,249
Calpine Corp. Senior Secured(a) 02/15/21	7.500%	359,000	388,617
Commonwealth Edison Co. 1st Mortgage 03/15/36	5.900%	5,495,000	6,429,568
Senior Unsecured 07/15/18	6.950%	4,500,000	5,212,647
Consolidated Edison Co. of New York, Inc. Senior Unsecured 04/01/38	6.750%	4,773,000	6,162,883
Duke Energy Carolinas LLC 1st Refunding Mortgage 09/30/42	4.000%	7,996,000	7,393,861
Duke Energy Ohio, Inc. 1st Mortgage 09/01/23	3.800%	1,670,000	1,723,458

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FPL Energy American Wind LLC Senior Secured(a) 06/20/23	6.639%	1,328,590	1,289,271
FPL Energy National Wind LLC Senior Secured(a) 03/10/24	5.608%	618,873	600,567
FirstEnergy Corp. Senior Unsecured 03/15/18	2.750%	13,625,000	13,354,680
03/15/23	4.250%	7,640,000	7,126,752
GenOn Energy, Inc. Senior Unsecured 10/15/18	9.500%	252,000	289,800
Georgia Power Co. Senior Unsecured 09/01/40	4.750%	1,687,000	1,652,737
Nevada Power Co. 05/15/18	6.500%	2,173,000	2,600,414
08/01/18	6.500%	1,818,000	2,191,304
09/15/40	5.375%	2,525,000	2,789,016
05/15/41	5.450%	8,175,000	9,107,788
Niagara Mohawk Power Corp. Senior Unsecured(a) 08/15/19	4.881%	9,111,000	10,223,590
Oncor Electric Delivery Co. LLC Senior Secured 09/30/40	5.250%	5,646,000	5,755,397
PPL Capital Funding, Inc. 06/01/18	1.900%	9,930,000	9,804,882
06/01/23	3.400%	15,160,000	14,311,116
Pacific Gas & Electric Co. Senior Unsecured 06/15/23	3.250%	10,107,000	9,723,207
01/15/40	5.400%	4,445,000	4,705,241
Southern California Edison Co. 1st Refunding Mortgage 09/01/40	4.500%	4,460,000	4,448,547
Tenaska Alabama II Partners LP Senior Secured(a) 03/30/23	6.125%	2,211,977	2,415,866
Toledo Edison Co. (The) Senior Secured 05/15/37	6.150%	3,543,000	3,836,832
Total			168,700,646
Entertainment 0.1%
AMC Entertainment, Inc. 12/01/20	9.750%	46,000	52,555
Activision Blizzard, Inc.(a) 09/15/21	5.625%	1,188,000	1,229,580
09/15/23	6.125%	86,000	89,870

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp.(a) 03/15/21	5.250%	443,000	436,355
Cinemark USA, Inc. 12/15/22	5.125%	302,000	295,205
Six Flags, Inc.(a)(c)(e)(f) 06/01/14	0.000%	458,000	—
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates(c)(e) 07/01/15	9.300%	1,785,809	1,785,809
Total			3,889,374
Food and Beverage 1.3%
ARAMARK Corp.(a) 03/15/20	5.750%	471,000	493,372
Campbell Soup Co. Senior Unsecured 08/02/22	2.500%	6,538,000	5,959,459
08/02/42	3.800%	6,987,000	5,764,981
Coca-Cola Co. (The) Senior Unsecured 09/01/21	3.300%	12,316,000	12,620,624
ConAgra Foods, Inc. Senior Unsecured 01/25/18	1.900%	12,038,000	11,955,058
10/01/28	7.000%	7,190,000	8,865,780
Heineken NV Senior Unsecured(a) 10/01/42	4.000%	2,620,000	2,277,029
Mondelez International, Inc. Senior Unsecured 02/09/40	6.500%	3,870,000	4,600,683
Pinnacle Foods Finance LLC/Corp.(a) 05/01/21	4.875%	383,000	365,765
Wm. Wrigley Jr., Co. Senior Unsecured(a) 10/21/16	1.400%	3,555,000	3,577,045
Total			56,479,796
Gaming 0.1%
Boyd Gaming Corp. 07/01/20	9.000%	98,000	105,840
Caesars Entertainment Operating Co., Inc. Senior Secured 02/15/20	8.500%	196,000	181,055
02/15/20	9.000%	572,000	536,250
MGM Resorts International 03/01/18	11.375%	529,000	678,442
10/01/20	6.750%	109,000	118,810

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PNK Finance Corp.(a) 08/01/21	6.375%	843,000	885,150
Penn National Gaming, Inc. Senior Unsecured(a) 11/01/21	5.875%	257,000	257,643
Pinnacle Entertainment, Inc. 04/01/22	7.750%	21,000	22,969
ROC Finance LLC/Corp. Secured(a) 09/01/18	12.125%	999,000	1,078,920
Seminole Tribe of Florida, Inc.(a) Senior Secured 10/01/17	7.750%	61,000	64,736
Senior Unsecured 10/01/20	7.804%	625,000	669,050
Seneca Gaming Corp.(a) 12/01/18	8.250%	473,000	509,066
Studio City Finance Ltd.(a) 12/01/20	8.500%	337,000	374,070
Tunica-Biloxi Gaming Authority Senior Unsecured(a) 11/15/15	9.000%	577,000	523,628
Total			6,005,629
Gas Distributors 0.1%
Sempra Energy Senior Unsecured 06/01/16	6.500%	5,060,000	5,734,984
Gas Pipelines 2.9%
Access Midstream Partners LP/Finance Corp. 04/15/21	5.875%	238,000	255,255
05/15/23	4.875%	872,000	867,640
Crestwood Midstream Partners LP/Corp.(a)(g) 03/01/22	6.125%	220,000	224,950
DCP Midstream LLC(a)(b) 05/21/43	5.850%	12,280,000	11,481,800
El Paso LLC Senior Secured 09/15/20	6.500%	609,000	649,690
El Paso Pipeline Partners Operating Co. LLC 10/01/21	5.000%	11,379,000	12,128,307
Enterprise Products Operating LLC 03/15/23	3.350%	8,700,000	8,398,214
02/01/41	5.950%	5,958,000	6,543,248
02/15/42	5.700%	3,939,000	4,206,624
Hiland Partners LP/Finance Corp.(a) 10/01/20	7.250%	1,069,000	1,138,485

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinder Morgan Energy Partners LP Senior Unsecured 01/15/38	6.950%	4,355,000	5,105,083
09/01/39	6.500%	5,079,000	5,708,999
MarkWest Energy Partners LP/Finance Corp. 06/15/22	6.250%	603,000	655,763
02/15/23	5.500%	658,000	681,030
07/15/23	4.500%	137,000	132,890
NiSource Finance Corp. 02/15/23	3.850%	5,220,000	5,102,806
12/15/40	6.250%	6,130,000	6,712,583
Regency Energy Partners LP/Finance Corp. 07/15/21	6.500%	896,000	960,960
Sabine Pass Liquefaction LLC Senior Secured(a) 02/01/21	5.625%	595,000	600,950
Southern Natural Gas Co. LLC/Issuing Corp. Senior Unsecured 06/15/21	4.400%	9,460,000	9,918,592
Southern Natural Gas Co. LLC Senior Unsecured 03/01/32	8.000%	5,215,000	6,731,731
TransCanada PipeLines Ltd.(b) 05/15/67	6.350%	28,293,000	29,383,327
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured 08/01/42	4.450%	6,540,000	5,979,071
Williams Partners LP Senior Unsecured 04/15/40	6.300%	5,395,000	5,955,422
Total			129,523,420
Health Care 0.7%
Biomet, Inc. 08/01/20	6.500%	801,000	851,062
10/01/20	6.500%	295,000	306,800
CHS/Community Health Systems, Inc. 11/15/19	8.000%	290,000	314,288
Senior Secured 08/15/18	5.125%	474,000	492,960
ConvaTec Finance International SA Senior Unsecured PIK(a) 01/15/19	8.250%	314,000	323,813
ConvaTec Healthcare E SA Senior Unsecured(a) 12/15/18	10.500%	430,000	486,975
DaVita HealthCare Partners, Inc. 08/15/22	5.750%	568,000	582,910
Emdeon, Inc. 12/31/19	11.000%	557,000	640,550

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Express Scripts Holding Co. 02/15/22	3.900%	10,060,000	10,315,071
Fresenius Medical Care U.S. Finance II, Inc.(a) 07/31/19	5.625%	335,000	358,450
Fresenius Medical Care U.S. Finance, Inc.(a) 09/15/18	6.500%	454,000	509,615
HCA, Inc. 02/15/22	7.500%	415,000	466,356
Senior Secured 02/15/20	6.500%	889,000	989,012
02/15/20	7.875%	395,000	428,575
05/01/23	4.750%	102,000	98,303
IMS Health, Inc. Senior Unsecured(a) 11/01/20	6.000%	427,000	444,080
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured 11/01/18	10.500%	266,000	299,250
MPH Intermediate Holding Co. 2 Senior Unsecured PIK(a) 08/01/18	8.375%	383,000	397,841
McKesson Corp. Senior Unsecured 12/15/22	2.700%	11,195,000	10,382,232
Multiplan, Inc.(a) 09/01/18	9.875%	779,000	859,821
Physio-Control International, Inc. Senior Secured(a) 01/15/19	9.875%	343,000	382,445
Radnet Management, Inc. 04/01/18	10.375%	364,000	385,840
Tenet Healthcare Corp. Senior Secured 04/01/21	4.500%	509,000	493,730
Tenet Healthcare Corp.(a) Senior Secured 10/01/20	6.000%	325,000	344,500
Senior Unsecured 04/01/22	8.125%	261,000	286,448
Truven Health Analytics, Inc. 06/01/20	10.625%	350,000	396,812
Total			31,837,739
Healthcare Insurance 0.1%
Aetna, Inc. Senior Unsecured 11/15/22	2.750%	4,555,000	4,257,695

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction —%
KB Home 03/15/20	8.000%	382,000	420,200
Meritage Homes Corp. 03/01/18	4.500%	377,000	374,173
Shea Homes LP/Funding Corp. Senior Secured 05/15/19	8.625%	282,000	312,315
Standard Pacific Corp. 12/15/21	6.250%	290,000	298,700
Taylor Morrison Communities, Inc./Monarch, Inc.(a) 04/15/20	7.750%	441,000	487,305
Woodside Homes Co. LLC/Finance, Inc. Senior Unsecured(a) 12/15/21	6.750%	243,000	240,570
Total			2,133,263
Independent Energy 2.2%
Anadarko Petroleum Corp. Senior Unsecured 09/15/17	6.375%	5,310,000	6,207,177
03/15/40	6.200%	3,810,000	4,409,785
Antero Resources Finance Corp. 08/01/19	7.250%	142,000	152,295
Antero Resources Finance Corp.(a)(g) 11/01/21	5.375%	312,000	317,070
Athlon Holdings LP/Finance Corp.(a) 04/15/21	7.375%	759,000	793,155
Aurora U.S.A. Oil & Gas, Inc.(a) 04/01/20	7.500%	782,000	807,415
Carrizo Oil & Gas, Inc. 10/15/18	8.625%	458,000	501,510
Chesapeake Energy Corp. 08/15/20	6.625%	494,000	556,985
02/15/21	6.125%	1,185,000	1,294,612
03/15/23	5.750%	667,000	707,020
Comstock Resources, Inc. 06/15/20	9.500%	773,000	858,030
Concho Resources, Inc. 01/15/21	7.000%	1,762,000	1,964,630
Continental Resources, Inc. 04/01/21	7.125%	1,068,000	1,196,160
04/15/23	4.500%	12,543,000	12,652,751
Devon Energy Corp. Senior Unsecured 01/15/19	6.300%	4,360,000	5,106,319
05/15/42	4.750%	4,695,000	4,438,371

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EP Energy LLC/Finance, Inc. Senior Unsecured 05/01/20	9.375%	424,000	489,720
EnCana Corp. Senior Unsecured 11/15/21	3.900%	4,515,000	4,544,916
Hess Corp. Senior Unsecured 02/15/19	8.125%	2,925,000	3,688,559
10/01/29	7.875%	4,005,000	5,146,117
08/15/31	7.300%	2,143,000	2,641,888
Kodiak Oil & Gas Corp. 12/01/19	8.125%	435,000	482,850
Kodiak Oil & Gas Corp.(a) 01/15/21	5.500%	776,000	795,400
02/01/22	5.500%	809,000	825,180
Laredo Petroleum, Inc. 02/15/19	9.500%	728,000	813,540
05/01/22	7.375%	814,000	881,155
MEG Energy Corp.(a) 03/31/24	7.000%	273,000	279,143
Nexen Energy ULC 05/15/37	6.400%	6,570,000	7,548,510
07/30/39	7.500%	5,896,000	7,609,991
Oasis Petroleum, Inc. 11/01/21	6.500%	1,341,000	1,451,632
01/15/23	6.875%	293,000	317,905
Oasis Petroleum, Inc.(a) 03/15/22	6.875%	146,000	157,680
Plains Exploration & Production Co. 02/15/23	6.875%	731,000	809,582
Range Resources Corp. 08/01/20	6.750%	415,000	450,275
Ras Laffan Liquefied Natural Gas Co., Ltd. II Senior Secured(a) 09/30/20	5.298%	4,612,749	4,995,607
SM Energy Co. Senior Unsecured 11/15/21	6.500%	447,000	484,995
Whiting Petroleum Corp. 10/01/18	6.500%	53,000	56,445
Whiting Petroleum Corp.(a) 03/15/21	5.750%	538,000	566,245
Woodside Finance Ltd.(a) 05/10/21	4.600%	12,675,000	13,551,730
Total			100,552,350

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.8%
Chevron Corp. 06/24/18	1.718%	2,750,000	2,754,438
Senior Unsecured 06/24/20	2.427%	16,775,000	16,726,051
Shell International Finance BV 08/21/22	2.375%	13,355,000	12,493,122
03/25/40	5.500%	5,556,000	6,346,713
Total			38,320,324
Life Insurance 1.5%
ING Capital Funding Trust III(b) 12/31/49	3.848%	3,825,000	3,777,188
ING US, Inc. 07/15/22	5.500%	3,680,000	4,041,152
ING US, Inc.(b) 05/15/53	5.650%	9,285,000	8,835,922
MetLife Capital Trust X(a) 04/08/38	9.250%	13,797,000	17,832,622
Prudential Financial, Inc. Senior Unsecured 12/01/17	6.000%	431,000	501,010
Prudential Financial, Inc.(b) 06/15/38	8.875%	13,882,000	16,831,925
09/15/42	5.875%	7,640,000	7,754,600
03/15/44	5.200%	6,395,000	6,203,150
Total			65,777,569
Lodging —%
Choice Hotels International, Inc. 07/01/22	5.750%	484,000	509,410
Hilton Worldwide Finance/Corp.(a) 10/15/21	5.625%	525,000	539,438
Playa Resorts Holding BV Senior Unsecured(a) 08/15/20	8.000%	188,000	200,005
Total			1,248,853
Media Cable 0.8%
CCO Holdings LLC/Capital Corp. 01/31/22	6.625%	404,000	418,140
CCO Holdings LLC/Capital Corp.(a) 03/15/21	5.250%	270,000	259,875
CSC Holdings LLC Senior Unsecured 02/15/19	8.625%	87,000	102,878
CSC Holdings, Inc. Senior Unsecured 11/15/21	6.750%	442,000	482,885

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cablevision Systems Corp. Senior Unsecured 09/15/22	5.875%	411,000	411,514
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(a) 09/15/20	6.375%	727,000	754,262
Cogeco Cable, Inc.(a) 05/01/20	4.875%	167,000	163,660
DIRECTV Holdings LLC/Financing Co., Inc. 03/15/17	2.400%	12,855,000	13,075,399
03/01/21	5.000%	4,642,000	4,866,784
DISH DBS Corp. 06/01/21	6.750%	1,163,000	1,258,947
NBCUniversal Enterprise, Inc.(a) 04/15/19	1.974%	8,990,000	8,812,451
Quebecor Media, Inc. Senior Unsecured 01/15/23	5.750%	731,000	707,242
Time Warner Cable, Inc. 09/01/41	5.500%	5,595,000	4,592,001
Videotron Ltd. 07/15/22	5.000%	411,000	403,808
WaveDivision Escrow LLC/Corp. Senior Unsecured(a) 09/01/20	8.125%	24,000	25,200
Total			36,335,046
Media Non-Cable 1.0%
AMC Networks, Inc. 07/15/21	7.750%	561,000	631,125
Clear Channel Communications, Inc. Senior Secured 03/01/21	9.000%	543,000	547,072
Clear Channel Worldwide Holdings, Inc. 03/15/20	7.625%	301,000	321,318
11/15/22	6.500%	780,000	819,000
Hughes Satellite Systems Corp. 06/15/21	7.625%	275,000	301,125
Intelsat Jackson Holdings SA 10/15/20	7.250%	1,048,000	1,137,080
Intelsat Luxembourg SA(a) 06/01/21	7.750%	276,000	291,180
06/01/23	8.125%	345,000	365,700
MDC Partners, Inc.(a) 04/01/20	6.750%	661,000	687,440
News America, Inc. 12/15/35	6.400%	3,710,000	4,239,513

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nielsen Finance Co. SARL (The)(a) 10/01/21	5.500%	483,000	497,490
Nielsen Finance LLC/Co. 10/15/18	7.750%	9,001,000	9,811,090
10/01/20	4.500%	13,788,000	13,512,240
Reed Elsevier Capital, Inc. 10/15/22	3.125%	11,620,000	10,900,583
Univision Communications, Inc.(a) 05/15/21	8.500%	425,000	470,688
Senior Secured 09/15/22	6.750%	551,000	600,590
05/15/23	5.125%	309,000	305,910
Total			45,439,144
Metals 1.4%
Alpha Natural Resources, Inc. 04/15/18	9.750%	310,000	319,300
06/01/19	6.000%	20,000	17,150
06/01/21	6.250%	20,000	16,950
ArcelorMittal Senior Unsecured 02/25/15	4.250%	12,317,000	12,686,510
08/05/15	4.250%	14,468,000	14,938,210
10/15/39	7.500%	1,154,000	1,139,575
03/01/41	7.250%	4,352,000	4,188,800
Arch Coal, Inc. 06/15/19	9.875%	435,000	369,750
06/15/21	7.250%	35,000	26,688
CONSOL Energy, Inc. 03/01/21	6.375%	32,000	33,520
Calcipar SA Senior Secured(a) 05/01/18	6.875%	470,000	493,500
FMG Resources August 2006 Proprietary Ltd.(a) 11/01/19	8.250%	723,000	801,626
FQM Akubra, Inc.(a) 06/01/20	8.750%	494,000	545,870
06/01/21	7.500%	149,000	157,940
JMC Steel Group, Inc. Senior Notes(a) 03/15/18	8.250%	328,000	325,950
Nucor Corp. Senior Unsecured 09/15/22	4.125%	3,215,000	3,258,203
08/01/23	4.000%	18,655,000	18,604,408
Peabody Energy Corp. 11/15/21	6.250%	592,000	611,240
Rio Tinto Finance USA PLC 08/21/22	2.875%	3,875,000	3,635,827
Total			62,171,017

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Non-Captive Consumer 0.8%
Discover Financial Services Senior Unsecured 04/27/22	5.200%	3,367,000	3,574,623
11/21/22	3.850%	8,030,000	7,788,819
HSBC Finance Capital Trust IX(b) 11/30/35	5.911%	8,013,000	8,268,454
HSBC Finance Corp. Subordinated Notes 01/15/21	6.676%	13,970,000	16,235,599
Provident Funding Associates LP/PFG Finance Corp.(a) 06/15/21	6.750%	702,000	717,795
Springleaf Finance Corp.(a) Senior Unsecured 10/01/21	7.750%	238,000	255,850
10/01/23	8.250%	238,000	258,825
Total			37,099,965
Non-Captive Diversified 1.3%
Air Lease Corp. 03/01/20	4.750%	997,000	1,009,463
CIT Group, Inc. Senior Unsecured(a) 02/15/19	5.500%	1,306,000	1,410,480
GE Capital Trust I(b) 11/15/67	6.375%	2,343,000	2,518,725
General Electric Capital Corp. Senior Unsecured 01/07/21	4.625%	3,590,000	3,941,138
09/07/22	3.150%	14,130,000	13,837,198
General Electric Capital Corp.(b) Subordinated Notes 11/15/67	6.375%	30,150,000	32,712,750
International Lease Finance Corp. Senior Unsecured 04/15/18	3.875%	92,000	92,230
12/15/20	8.250%	1,341,000	1,584,056
Total			57,106,040
Oil Field Services 0.2%
Atwood Oceanics, Inc. Senior Unsecured 02/01/20	6.500%	1,276,000	1,365,320
Green Field Energy Services, Inc.(a)(c)(d) Secured 11/15/16	13.000%	1,276,000	638,000
11/15/16	13.000%	31,000	15,500
Oil States International, Inc.(a) 01/15/23	5.125%	408,000	453,900

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pacific Drilling SA Senior Secured(a) 06/01/20	5.375%	780,000	785,850
Weatherford International Ltd. 03/15/38	7.000%	6,415,000	6,981,425
Total			10,239,995
Other Financial Institutions —%
Patriot Merger Corp. Senior Unsecured(a) 07/15/21	9.000%	226,000	235,040
Other Industry 0.8%
Interline Brands, Inc. 11/15/18	7.500%	710,000	751,712
Memorial Sloan-Kettering Cancer Center Senior Unsecured 07/01/52	4.125%	16,955,000	14,259,443
President and Fellows of Harvard College Senior Notes 10/15/40	4.875%	8,205,000	8,694,578
President and Fellows of Harvard College(a) 01/15/39	6.500%	9,860,000	13,054,748
Unifrax I LLC/Holding Co.(a) 02/15/19	7.500%	437,000	442,463
Total			37,202,944
Packaging 0.1%
Plastipak Holdings, Inc. Senior Unsecured(a) 10/01/21	6.500%	384,000	399,360
Reynolds Group Issuer, Inc. LLC Senior Secured 10/15/20	5.750%	621,000	641,183
Reynolds Group Issuer, Inc./LLC 08/15/19	9.875%	702,000	776,587
Senior Secured 08/15/19	7.875%	576,000	636,480
Total			2,453,610
Pharmaceuticals 0.7%
Capsugel SA Senior Unsecured PIK(a)(g) 05/15/19	7.000%	145,000	145,000
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(a) 12/01/19	9.500%	312,000	350,220
Johnson & Johnson Senior Unsecured 05/15/41	4.850%	5,878,000	6,360,548

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Merck & Co., Inc. Senior Unsecured 09/15/22	2.400%	11,695,000	10,940,485
09/15/42	3.600%	7,780,000	6,636,247
Roche Holdings, Inc.(a) 03/01/19	6.000%	4,926,000	5,885,457
Valeant Pharmaceuticals International(a) 10/15/20	6.375%	1,136,000	1,209,840
Senior Unsecured 08/15/18	6.750%	437,000	478,515
Total			32,006,312
Property & Casualty 0.6%
Alliant Holdings, Inc. Senior Unsecured(a) 12/15/20	7.875%	295,000	306,063
HUB International Ltd. Senior Unsecured(a) 10/01/21	7.875%	1,015,000	1,047,988
Liberty Mutual Group, Inc.(a) 05/01/22	4.950%	6,775,000	7,162,760
05/01/42	6.500%	6,640,000	7,418,095
Senior Unsecured 03/15/35	6.500%	3,375,000	3,743,101
Transatlantic Holdings, Inc. Senior Unsecured 11/30/39	8.000%	6,310,000	7,887,702
Total			27,565,709
Railroads 0.7%
BNSF Funding Trust I(b) 12/15/55	6.613%	15,761,000	17,317,399
CSX Corp. Senior Unsecured 05/30/42	4.750%	6,340,000	6,197,965
Union Pacific Corp. Senior Unsecured 08/15/18	5.700%	5,897,000	6,839,311
Total			30,354,675
Refining 0.1%
Marathon Petroleum Corp. Senior Unsecured 03/01/41	6.500%	4,800,000	5,441,971
REITs 1.1%
Boston Properties LP Senior Unsecured 05/15/21	4.125%	12,852,000	13,411,178

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CyrusOne LP/Finance Corp. 11/15/22	6.375%	691,000	696,183
Duke Realty LP 02/15/15	7.375%	4,125,000	4,441,573
08/15/19	8.250%	8,165,200	10,249,955
06/15/22	4.375%	7,440,000	7,482,326
Simon Property Group LP Senior Unsecured 02/01/23	2.750%	11,915,000	11,211,419
Total			47,492,634
Restaurants 0.8%
McDonald's Corp. Senior Unsecured 05/01/43	3.625%	13,575,000	11,753,112
Yum! Brands, Inc. Senior Unsecured 11/01/23	3.875%	24,013,000	23,937,455
11/01/43	5.350%	325,000	324,215
Total			36,014,782
Retailers 0.9%
Amazon.com, Inc. Senior Unsecured 11/29/22	2.500%	10,795,000	9,967,714
Burlington Coat Factory Warehouse Corp. 02/15/19	10.000%	288,000	322,560
Burlington Holdings LLC/Finance, Inc. Senior Unsecured PIK(a) 02/15/18	9.000%	216,000	221,670
J. Crew Group, Inc. Senior Unsecured PIK(a)(g) 05/01/19	7.750%	253,000	254,581
Jo-Ann Stores, Inc. Senior Unsecured(a) 03/15/19	8.125%	152,000	156,560
L Brands, Inc. 04/01/21	6.625%	659,000	724,900
Macy's Retail Holdings, Inc. 07/15/27	6.790%	19,865,000	22,319,480
03/15/37	6.375%	3,925,000	4,358,783
Rite Aid Corp. 06/15/21	6.750%	80,000	84,600
Senior Unsecured 02/15/27	7.700%	234,000	239,850
Sally Holdings LLC/Capital, Inc. 06/01/22	5.750%	396,000	410,850
Total			39,061,548

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.9%
Kroger Co. (The) 12/15/18	6.800%	8,762,000	10,563,134
06/01/29	7.700%	7,430,000	9,262,268
Safeway, Inc. Senior Unsecured 02/01/31	7.250%	20,112,000	19,843,987
Total			39,669,389
Technology 0.7%
Alliance Data Systems Corp.(a) 12/01/17	5.250%	546,000	563,063
04/01/20	6.375%	15,000	15,750
Audatex North America, Inc.(a)(g) 06/15/21	6.000%	212,000	218,890
11/01/23	6.125%	212,000	215,180
Brocade Communications Systems, Inc. Senior Secured 01/15/20	6.875%	249,000	268,298
CDW LLC/Finance Corp. 04/01/19	8.500%	344,000	380,980
DuPont Fabros Technology LP Senior Unsecured(a) 09/15/21	5.875%	218,000	223,450
Equinix, Inc. Senior Unsecured 04/01/20	4.875%	260,000	260,975
07/15/21	7.000%	290,000	316,825
First Data Corp. 01/15/21	12.625%	530,000	611,487
First Data Corp.(a) 01/15/21	11.250%	75,000	82,406
08/15/21	11.750%	225,000	228,938
Secured 01/15/21	8.250%	558,000	594,270
Senior Secured 08/15/20	8.875%	538,000	599,870
11/01/20	6.750%	717,000	758,227
First Data Corp.(g) 08/15/21	11.750%	180,000	183,150
Freescale Semiconductor, Inc. Senior Secured(a)(g) 01/15/22	6.000%	621,000	627,986
Microsoft Corp. Senior Unsecured 11/15/22	2.125%	4,300,000	3,932,599
NXP BV/Funding LLC(a) 02/15/21	5.750%	315,000	328,388
Nuance Communications, Inc.(a) 08/15/20	5.375%	414,000	410,895
Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oracle Corp. Senior Unsecured 10/15/22	2.500%	16,248,000	15,232,126
07/15/23	3.625%	6,960,000	7,023,148
VeriSign, Inc. 05/01/23	4.625%	440,000	428,450
Total			33,505,351
Transportation Services 0.2%
ERAC U.S.A. Finance LLC(a) 10/01/20	5.250%	4,550,000	5,066,042
10/15/37	7.000%	3,569,000	4,294,949
Hertz Corp. (The) 10/15/18	7.500%	451,000	489,335
01/15/21	7.375%	417,000	462,870
LBC Tank Terminals Holding Netherlands BV(a) 05/15/23	6.875%	550,000	576,125
Total			10,889,321
Wireless 0.3%
Crown Castle International Corp. Senior Unsecured 01/15/23	5.250%	834,000	825,660
MetroPCS Wireless, Inc.(a) 04/01/23	6.625%	442,000	461,890
NII International Telecom SCA(a) 08/15/19	11.375%	772,000	733,400
SBA Communications Corp. Senior Unsecured 10/01/19	5.625%	7,000	7,193
SBA Telecommunications, Inc. 07/15/20	5.750%	945,000	982,800
Softbank Corp.(a) 04/15/20	4.500%	889,000	880,110
Sprint Communications, Inc. Senior Unsecured 08/15/20	7.000%	464,000	497,640
11/15/22	6.000%	1,014,000	998,790
Sprint Communications, Inc.(a) 11/15/18	9.000%	1,875,000	2,273,437
03/01/20	7.000%	220,000	244,200
Sprint Corp.(a) 09/15/21	7.250%	559,000	602,323
T-Mobile USA, Inc. 04/28/20	6.542%	167,000	177,020
04/28/21	6.633%	486,000	513,945
04/28/22	6.731%	497,000	524,956
04/28/23	6.836%	98,000	103,635
United States Cellular Corp. Senior Unsecured 12/15/33	6.700%	3,920,000	3,787,069

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wind Acquisition Finance SA Senior Secured(a) 04/30/20	6.500%	645,000	664,350
Total			14,278,418
Wirelines 4.0%
AT&T, Inc. Senior Unsecured 12/01/22	2.625%	22,215,000	19,935,985
CenturyLink, Inc. Senior Unsecured 06/15/21	6.450%	8,487,000	8,826,480
Embarq Corp. Senior Unsecured 06/01/36	7.995%	7,687,000	7,830,924
Frontier Communications Corp. Senior Unsecured 04/15/22	8.750%	547,000	624,947
01/15/23	7.125%	232,000	240,700
Level 3 Communications, Inc. Senior Unsecured 02/01/19	11.875%	612,000	709,920
Level 3 Financing, Inc. 04/01/19	9.375%	419,000	468,233
06/01/20	7.000%	70,000	74,725
07/15/20	8.625%	220,000	249,150
Level 3 Financing, Inc.(a)(g) 01/15/21	6.125%	243,000	247,253
Telecom Italia Capital SA 06/04/18	6.999%	6,193,000	6,783,725
07/18/36	7.200%	7,138,000	6,930,527
Telefonica Emisiones SAU 04/27/18	3.192%	6,379,000	6,472,503
02/16/21	5.462%	1,575,000	1,673,759
Verizon Communications, Inc. Senior Unsecured 09/14/18	3.650%	84,541,000	89,913,834
11/01/22	2.450%	10,060,000	9,074,633
Verizon New England, Inc. 11/15/29	7.875%	3,893,000	4,675,520
Verizon New York, Inc. 04/01/32	7.375%	9,993,000	11,613,615
Verizon Virginia LLC 10/01/29	8.375%	4,655,000	5,660,550
Zayo Group LLC/Capital, Inc. 07/01/20	10.125%	203,000	234,465
Total			182,241,448
Total Corporate Bonds & Notes (Cost: $2,018,788,457)			2,029,775,275

Residential Mortgage-Backed Securities — Agency 16.4%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(h) 06/01/43	3.500%	18,354,985	18,786,796
06/01/41	4.500%	20,485,461	22,006,779
04/01/33- 06/01/33	5.500%	2,995,952	3,298,884
10/01/31- 07/01/37	6.000%	4,159,391	4,699,566
10/01/28- 07/01/32	7.000%	1,331,253	1,544,012
01/01/17- 02/01/25	8.000%	124,636	147,542
03/01/17- 11/01/26	8.500%	125,512	145,423
04/01/21	9.000%	5,985	6,551
07/01/20	12.000%	3,677	3,754
Federal National Mortgage Association(b)(h) 06/01/32	1.790%	4,266	4,431
07/01/37	5.991%	166,530	179,141
Federal National Mortgage Association(g)(h) 11/01/28- 11/01/43	3.000%	135,085,000	134,632,397
11/01/43	3.500%	68,250,000	69,998,906
Federal National Mortgage Association(h) 09/01/28	3.000%	6,147,890	6,384,702
03/01/43- 08/01/43	3.500%	38,953,927	40,009,050
02/01/41- 06/01/42	4.000%	127,495,269	134,613,152
05/01/39- 07/01/41	4.500%	74,561,680	80,257,873
08/01/40- 05/01/41	5.000%	28,458,523	31,120,837
03/01/33- 01/01/40	5.500%	21,774,753	23,847,229
01/01/14- 08/01/38	6.000%	29,878,906	33,089,823
03/01/26- 07/01/38	7.000%	4,048,004	4,702,749
04/01/27- 06/01/32	7.500%	406,204	465,542
02/01/25- 08/01/27	8.000%	195,014	226,734
04/01/23	8.500%	42,035	45,864
06/01/24	9.000%	47,574	53,641
09/01/18	10.000%	20,939	23,618
CMO Series 1988-4 Class Z 03/25/18	9.250%	23,237	25,595
Federal National Mortgage Association(h)(i) CMO PO STRIPS Series 43 Class 1 09/01/18	0.000%	2,486	2,480
Federal National Mortgage Association(h)(j) 09/01/41	4.000%	27,741,299	29,276,064

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(h)(k) CMO IO Series 2003-71 Class IM 12/25/31	5.500%	318,584	11,277
Government National Mortgage Association(b)(h) 07/20/25	1.750%	34,661	36,047
Government National Mortgage Association(g)(h) 11/01/43	3.500%	60,750,000	62,990,156
Government National Mortgage Association(h) 05/15/42	3.000%	17,218,256	17,187,905
06/15/41	4.500%	19,149,287	20,846,383
01/15/30	7.000%	379,024	447,885
12/15/23- 07/20/28	7.500%	438,429	493,414
05/15/17	8.000%	2,603	2,770
02/15/25	8.500%	41,774	49,430
06/15/16- 10/15/16	9.000%	1,815	1,897
Total Residential Mortgage-Backed Securities — Agency (Cost: $732,630,403)			741,666,299

Residential Mortgage-Backed Securities — Non-Agency 4.7%

American General Mortgage Loan Trust(a)(b)(h) CMO Series 2009-1 Class A7 09/25/48	5.750%	16,522,411	16,798,253
CMO Series 2010-1A Class A1 03/25/58	5.150%	806,775	814,038
American Mortgage Trust Series 2093-3 Class 3A(c)(e)(h) 07/27/23	8.188%	3,728	2,261
BCAP LLC Trust(a)(b)(h) 08/26/36	0.299%	6,037,694	5,898,277
01/26/37	0.349%	8,730,031	8,546,395
09/26/36	3.500%	14,953,008	14,985,645
CMO Series 2012-RR10 Class 5A5 04/26/36	0.444%	14,806,004	14,326,827
CMO Series 2013-RR5 Class 1A1 10/26/36	3.500%	11,575,652	11,856,296
BCAP LLC(a)(b)(h) 05/26/47	0.380%	6,196,605	5,638,910
Series 2013-RR2 Class 7A1 07/26/36	3.000%	7,486,378	7,422,978
CMO Series 2013-RR3 Class 2A1 02/26/37	2.465%	4,897,661	4,880,656
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1(a)(h) 08/27/37	6.000%	2,704,746	2,840,189

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banc of America Funding Corp. CMO Series 2012-R5 Class A(a)(b)(h) 10/03/39	0.439%	9,102,021	8,875,545
Bayview Opportunity Master Fund Trust IIB LP(a)(b)(h) CMO Series 2012-6NPL Class A 01/28/33	2.981%	3,417,414	3,400,327
Series 2012-4NPL Class A 07/28/32	3.475%	1,508,879	1,515,384
Citigroup Mortgage Loan Trust, Inc.(a)(b)(h) CMO Series 2012-7 Class 12A1 03/25/36	2.633%	3,805,443	3,885,094
CMO Series 2012-9 Class 1A1 02/20/36	5.129%	7,925,642	8,151,401
CMO Series 2013-2 Class 1A1 11/25/37	5.934%	7,647,189	7,925,172
Citigroup Mortgage Loan Trust, Inc.(a)(h) CMO Series 2012-A Class A 06/25/51	2.500%	6,656,043	6,489,642
Credit Suisse Mortgage Capital Certificates(a)(b)(h) CMO Series 2011-16R Class 7A3 12/27/36	3.500%	2,790,449	2,841,794
CMO Series 2011-17R Class 2A1 12/27/37	3.400%	2,988,344	2,985,966
CMO Series 2011-17R Class 3A1 10/27/35	2.366%	10,098,350	10,198,380
CMO Series 2012-4R Class 8A1 06/27/47	3.021%	4,444,389	4,445,874
GCAT Series 2013-RP1 Class A1(a)(b)(h) 06/25/18	3.500%	7,887,950	7,745,524
Jefferies & Co., Inc. CMO Series 2010-R7 Class 7A4(a)(b)(h) 10/26/36	3.250%	1,658,352	1,654,863
Morgan Stanley Re-Remic Trust(a)(b)(e)(h) CMO Series 2012-R2 Class 1A 11/26/36	0.331%	4,626,392	4,470,390
CMO Series 2013-R2 Class 1A 10/26/36	2.036%	13,373,659	13,238,779
Morgan Stanley Re-Remic Trust(a)(b)(h) CMO Series 2013-R1 Class 4A 12/26/36	2.333%	7,028,768	7,162,125
Nomura Asset Acceptance Corp.(b)(h) CMO Series 2007-1 Class 1A3 (AGM) 03/25/47	5.957%	503,012	503,928
CMO Series 2007-1 Class 1A4 (AGM) 03/25/47	6.138%	3,187,009	3,192,348
Nomura Resecuritization Trust CMO Series 2012-3R Class 1A1(a)(b)(h) 01/26/37	0.351%	6,368,935	6,071,696

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Residential Mortgage Asset Trust Series 2012-1A Class A1(a)(b)(h) 08/26/52	2.734%	3,833,286	3,859,592
Sequoia Mortgage Trust CMO Series 2004-6 Class B2(b)(h) 07/20/34	1.493%	1,581,204	622,803
Springleaf Mortgage Loan Trust CMO Series 2012-1A Class A(a)(b)(h) 09/25/57	2.667%	4,112,946	4,207,178
Structured Asset Securities Corp. CMO Series 2004-21XS Class 2A6A(b)(h) 12/25/34	4.740%	572,597	579,769
VOLT LLC Series 2012-RP3A Class A1(a)(b)(h) 11/27/17	3.475%	2,142,970	2,152,775
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $210,679,376)			210,187,074

Commercial Mortgage-Backed Securities — Non-Agency 7.6%

Bear Stearns Commercial Mortgage Securities Series 2006-PW12 Class AAB(b)(h) 09/11/38	5.686%	174,412	175,798
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4(h) 10/15/49	5.431%	5,083,000	5,594,040
Citigroup/Deutsche Bank Commercial Mortgage Trust(b)(h) Series 2005-CD1 Class A4 07/15/44	5.219%	2,500,000	2,664,977
Citigroup/Deutsche Bank Commercial Mortgage Trust(h) Series 2007-CD4 Class A4 12/11/49	5.322%	16,792,000	18,615,180
Commercial Mortgage Pass-Through Certificates Series 2013-LC6 Class A2(h) 01/10/46	1.906%	2,285,000	2,291,873
Credit Suisse Commercial Mortgage Trust Series 2007-C3 Class A4(b)(h) 06/15/39	5.684%	6,520,220	7,178,403
Credit Suisse Mortgage Capital Certificates Series 2010-RR4 Class 2A(a)(b)(h) 09/18/39	5.467%	5,894,479	6,461,363
DBRR Trust(a)(h) Series 2012-EZ1 Class A 09/25/45	0.946%	3,265,378	3,263,886
09/25/45	1.393%	2,238,000	2,233,538
09/25/45	2.062%	9,895,675	9,911,905

Commercial Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A5(b)(h) 06/10/48	4.772%	1,278,000	1,332,582
GMAC Commercial Mortgage Securities, Inc. CMO IO Series 1997-C1 Class X(b)(h)(k) 07/15/29	1.291%	3,664,574	97,401
GS Mortgage Securities Corp. II(b)(h) Series 2007-GG10 Class A4 08/10/45	5.799%	13,390,000	14,850,086
GS Mortgage Securities Corp. II(h) Series 2012-GCJ7 Class A2 05/10/45	2.318%	2,755,000	2,824,338
General Electric Capital Assurance Co.(a)(b)(h) Series 2003-1 Class A4 05/12/35	5.254%	1,695,840	1,765,897
Series 2003-1 Class A5 05/12/35	5.743%	3,346,000	3,852,862
Greenwich Capital Commercial Funding Corp.(b)(h) Series 2005-GG5 Class AM 04/10/37	5.277%	17,575,000	18,661,363
Series 2006-GG7 Class AM 07/10/38	5.828%	7,760,000	8,502,384
Greenwich Capital Commercial Funding Corp.(h) Series 2007-GG11 Class A4 12/10/49	5.736%	20,540,000	23,175,765
Series 2007-GG9 Class A4 03/10/39	5.444%	25,530,000	28,280,500
JPMBB Commercial Mortgage Securities Trust Series 2013-C14 Class A4(b)(h) 08/15/46	4.133%	2,420,000	2,535,331
JPMorgan Chase Commercial Mortgage Securities Corp.(b)(h) Series 2006-LDP6 Class ASB 04/15/43	5.490%	3,333,296	3,435,685
Series 2007-CB19 Class A4 02/12/49	5.706%	5,060,000	5,670,788
JPMorgan Chase Commercial Mortgage Securities Trust(b)(h) Series 2005-LDP3 Class ASB 08/15/42	4.893%	2,661,462	2,738,663
JPMorgan Chase Commercial Mortgage Securities Trust(h) Series 2005-LDP2 Class A3 07/15/42	4.697%	970,260	969,871
LB-UBS Commercial Mortgage Trust(b)(h) Series 2006-C4 Class AM 06/15/38	5.878%	2,585,000	2,839,498
Series 2007-C7 Class A3 09/15/45	5.866%	8,860,371	9,959,231
LB-UBS Commercial Mortgage Trust(h) Series 2006-C1 Class A4 02/15/31	5.156%	5,278,000	5,672,372
Series 2007-C2 Class A3 02/15/40	5.430%	23,541,711	25,995,934

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Merrill Lynch Mortgage Investors, Inc. CMO IO Series 1998-C3 Class IO(b)(h)(k) 12/15/30	0.916%	3,095,706	80,405
Merrill Lynch/Countrywide Commercial Mortgage Trust(b)(h) Series 2007-6 Class A4 03/12/51	5.485%	15,415,000	17,045,028
Series 2007-8 Class A3 08/12/49	5.893%	18,000,000	20,253,834
Morgan Stanley Capital I, Inc.(b)(h) Series 2007-IQ15 Class A4 06/11/49	5.910%	14,580,000	16,422,329
Morgan Stanley Capital I, Inc.(h) Series 2007-IQ16 Class A4 12/12/49	5.809%	4,664,000	5,270,241
Morgan Stanley Re-Remic Trust(a)(b)(h) Series 2009-GG10 Class A4B 08/12/45	5.799%	8,685,000	9,620,626
Series 2010-GG10 Class A4A 08/15/45	5.799%	25,109,000	27,715,766
ORES NPL LLC Series 2012-LV1 Class A(a)(h) 09/25/44	4.000%	136,906	136,921
RIAL(a)(h) 06/20/28	2.500%	3,347,929	3,347,929
Rialto Real Estate Fund Series 2013-LT2 Class A(a)(h) 05/22/28	2.833%	3,273,557	3,276,582
S2 Hospitality LLC Series 2012-LV1 Class A(a)(h) 04/15/25	4.500%	335,629	335,629
SMA 1 LLC Series 2012-LV1 Class A(a)(h) 08/20/25	3.500%	789,761	793,283
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A3(b)(h) 08/15/39	5.560%	988,899	1,025,812
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class A2(h) 03/15/45	2.029%	6,690,000	6,756,891
Wachovia Bank Commercial Mortgage Trust(b)(h) Series 2006-C24 Class A3 03/15/45	5.558%	5,003,000	5,433,718
Series 2006-C27 Class AM 07/15/45	5.795%	5,935,000	6,491,928
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $342,302,000)			345,558,436

Asset-Backed Securities — Agency 2.7%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Small Business Administration Participation Certificates Series 2012-20C Class 1 03/01/32	2.510%	1,220,403	1,167,661
Series 2012-20L Class 1 12/01/32	1.930%	1,999,010	1,856,470
Series 2013-20A Class 1 01/01/33	2.130%	5,080,785	4,793,967
Series 2013-20B Class 1 02/01/33	2.210%	22,475,405	21,279,021
Series 2013-20C Class 1 03/01/33	2.220%	17,020,010	16,115,913
Series 2013-20D Class 1 04/01/33	2.080%	19,057,066	17,914,869
Series 2013-20F Class 1 06/01/33	2.450%	9,500,000	9,088,237
Series 2013-20G Class 1 07/01/33	3.150%	4,660,000	4,679,133
Series 2013-20H Class 1 08/01/33	3.160%	21,435,000	21,511,997
Series 2013-20I Class 1 09/01/33	3.620%	22,445,000	23,007,106
Total Asset-Backed Securities — Agency (Cost: $124,920,642)			121,414,374

Asset-Backed Securities — Non-Agency 7.1%

ARES XXVI CLO Ltd. Series 2013-1A Class A(a)(b) 04/15/25	1.344%	35,125,000	34,610,067
Ally Auto Receivables Trust Series 2013-2 Class A3 01/15/18	0.790%	13,205,000	13,204,638
Ally Master Owner Trust Series 2012-5 Class A 09/15/19	1.540%	4,435,000	4,419,025
Atrium X(a)(b) Series 10A Class A 07/16/25	1.396%	32,424,000	31,971,718
Series 10A Class B1 07/16/25	1.926%	3,955,000	3,898,621
BMW Vehicle Owner Trust Series 2013-A Class A3(g) 11/27/17	0.670%	9,310,000	9,309,791
Carlyle Global Market Strategies Series 2013-2A Class A1(a)(b) 04/18/25	1.396%	21,383,000	21,117,167
Chase Issuance Trust Series 2013-A8 Class A8 10/15/18	1.010%	29,170,000	29,163,661
Citicorp Residential Mortgage Securities, Inc. Series 2007-2 Class A3(b) 06/25/37	5.939%	2,644,108	2,668,423

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2 Class MF1(b) 08/25/35	5.517%	2,758,262	107,845
Conseco Financial Corp. Series 1997-6 Class A10 01/15/29	6.870%	430,586	454,748
Contimortgage Home Equity Trust Series 1996-4 Class A9 (NPFGC) 01/15/28	6.880%	36,351	36,157
Countrywide Asset-Backed Certificates(b) Series 2007-S2 Class A3 (NPFGC) 05/25/37	5.813%	2,494,325	2,398,059
Series 2007-S2 Class A6 (NPFGC) 05/25/37	5.779%	4,710,729	4,617,627
First Alliance Mortgage Loan Trust Series 1994-2 Class A1 (NPFGC) 07/25/25	7.625%	320,097	329,911
Ford Credit Auto Owner Trust Series 2010-A Class D 10/15/16	4.050%	7,000,000	7,176,512
GE Equipment Small Ticket LLC Series 2011-1A Class A3(a) 01/21/18	1.450%	738,035	738,714
Honda Auto Receivables Owner Trust Series 2013-4 Class A3 09/18/17	0.690%	15,640,000	15,637,516
ING Investment Management CLO V Ltd. Series 2007-5A Class A1A(a)(b) 05/01/22	0.472%	22,000,000	21,502,360
JPMorgan Mortgage Acquisition Corp. Series 2007-CH2 Class AV2(b) 01/25/37	0.240%	279,952	278,557
Mountain View CLO III Ltd. Series 2007-3A Class A1(a)(b) 04/16/21	0.461%	23,465,726	23,108,225
Nissan Auto Lease Trust Series 2013-B Class A3 06/15/16	0.750%	6,130,000	6,130,053
Nomad CLO Ltd. Series 2013-1A Class A1(a)(b) 01/15/25	1.468%	25,790,000	25,485,265
OHA Credit Partners VIII Ltd.(a)(b) Series 2013-8A Class A 04/20/25	1.362%	10,284,000	10,114,335
Series 2013-8A Class B 04/20/25	1.892%	7,587,000	7,510,667
Porsche Innovative Lease Owner Trust Series 2013-1 Class A3(a)(g) 08/22/16	0.700%	9,300,000	9,298,491

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Race Point VIII CLO Ltd. Series 2013-8A Class A(a)(b) 02/20/25	1.514%	19,466,000	19,274,046
Renaissance Home Equity Loan Trust Series 2005-3 Class M2(b) 11/25/35	5.355%	4,750,000	1,064,361
SMART Trust Series 2012-1USA Class A4A(a) 12/14/17	2.010%	5,376,000	5,449,455
SVO VOI Mortgage Corp. Series 2012-AA Class A(a) 09/20/29	2.000%	5,911,553	5,926,916
Sierra Receivables Funding Co. LLC Series 2012-3A Class A(a) 08/20/29	1.870%	5,465,257	5,503,387
Total Asset-Backed Securities — Non-Agency (Cost: $329,116,872)			322,506,318

U.S. Treasury Obligations 10.4%

U.S. Treasury 09/30/15	0.250%	94,474,000	94,385,431
09/15/16	0.875%	175,391,000	177,035,291
09/30/18	1.375%	80,909,000	81,231,341
09/30/20	2.000%	1,741,000	1,749,433
08/15/23	2.500%	46,407,800	46,233,771
05/15/43	2.875%	78,165,900	67,063,899
Total U.S. Treasury Obligations (Cost: $463,321,033)			467,699,166

U.S. Government & Agency Obligations 0.8%

Residual Funding Corp.(l) STRIPS 10/15/19	0.000%	22,792,000	20,155,011
10/15/20	0.000%	18,445,000	15,579,182
Total U.S. Government & Agency Obligations (Cost: $36,456,706)			35,734,193

Foreign Government Obligations 1.1%

Brazil 0.2%
Brazilian Government International Bond Senior Unsecured 01/07/41	5.625%	9,583,000	9,745,911

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Foreign Government Obligations (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chile 0.1%
Chile Government International Bond Senior Unsecured 10/30/22	2.250%	2,900,000	2,660,750
Colombia 0.2%
Colombia Government International Bond Senior Unsecured 01/18/41	6.125%	7,614,000	8,546,476
Italy 0.1%
Republic of Italy Senior Unsecured 09/27/23	6.875%	5,040,000	6,115,596
Mexico 0.2%
Mexico Government International Bond Senior Unsecured 03/15/22	3.625%	5,950,000	6,039,250
03/08/44	4.750%	2,530,000	2,371,875
Total			8,411,125
Poland 0.1%
Poland Government International Bond Senior Unsecured 03/23/22	5.000%	5,750,000	6,289,063
Qatar 0.2%
Nakilat, Inc. Senior Secured(a) 12/31/33	6.067%	7,065,000	7,594,875
Total Foreign Government Obligations (Cost: $48,952,751)			49,363,796

Municipal Bonds 1.8%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California 0.3%
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009 07/01/34	5.750%	11,150,000	12,606,859
Georgia 0.2%
State of Georgia Unlimited General Obligation Refunding Bonds Series 2013C 10/01/23	4.000%	9,400,000	10,534,580

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois —%
City of Chicago Waterworks Revenue Bonds Build America Bonds Series 2010 11/01/40	6.742%	1,520,000	1,683,126
Kentucky 0.6%
Kentucky Asset Liability Commission Revenue Bonds Taxable Series 2010 04/01/18	3.165%	27,745,822	28,695,839
Massachusetts 0.2%
Commonwealth of Massachusetts Revenue Bonds Build America Bonds-Recovery Series 2010Z 06/01/30	5.631%	5,595,000	6,288,780
Ohio 0.4%
JobsOhio Beverage System Taxable Revenue Bonds Series 2013-B 01/01/29	3.985%	9,090,000	8,520,330
Series 2013-B 01/01/35	4.532%	8,565,000	8,154,822
Total			16,675,152
Puerto Rico 0.1%
Puerto Rico Sales Tax Financing Corp.(m) 1st Subordinated Revenue Bonds Series 2010C 08/01/41	5.250%	2,545,000	1,989,936
Revenue Bonds First Subordinated Series 2009A-1 08/01/43	5.250%	2,565,000	1,993,185
First Subordinated Series 2009B 08/01/44	6.500%	1,020,000	935,462
Total			4,918,583
Total Municipal Bonds (Cost: $79,246,486)			81,402,919

Preferred Debt 2.8%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 2.5%
Citigroup Capital XIII(b) 10/30/40	7.875%	1,631,449	44,864,848

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Preferred Debt (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HSBC Holdings PLC 12/31/49	8.000%	526,100	14,388,835
M&T Bank Corp.(b) 12/31/49	5.000%	16,850	15,923,250
12/31/49	5.000%	1,660	1,594,737
PNC Financial Services Group, Inc. (The)(b) 12/31/49	6.125%	545,980	13,856,972
U.S. Bancorp(b) 12/31/49	6.500%	501,950	13,462,299
Wells Fargo & Co.(b) 12/31/49	5.850%	340,000	8,268,800
Total			112,359,741
Building Materials 0.1%
Stanley Black & Decker, Inc. 07/25/52	5.750%	258,200	5,783,680
Property & Casualty 0.2%
Allstate Corp. (The)(b) 01/15/53	5.100%	324,450	7,838,712
Total Preferred Debt (Cost: $126,683,583)			125,982,133

Senior Loans 0.6%

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Automotive —%
Affinia Group, Inc. Tranche B2 Term Loan(b)(n) 04/25/20	4.750%	236,408	238,476
Brokerage —%
Nuveen Investments, Inc.(b)(g)(n) 02/28/19	6.500%	103,858	101,781
Nuveen Investments, Inc.(b)(n) Tranche B 2nd Lien Term Loan 02/28/19	6.500%	475,000	465,500
Total			567,281
Chemicals —%
Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc. Tranche B Term Loan(b)(n) 02/01/20	4.750%	347,255	350,693
Construction Machinery —%
CPM Acquisition Corp. 1st Lien Term Loan(b)(n) 08/29/17	6.250%	716,586	718,378

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Cyclical Services —%
New Breed, Inc. Term Loan(b)(n) 10/01/19	6.000%	316,770	316,472
Food and Beverage 0.3%
HJ Heinz Co. Tranche B1 Term Loan(b)(n) 06/07/19	3.250%	12,623,363	12,687,741
New HB Acquisition LLC Tranche B Term Loan(b)(n) 04/09/20	6.750%	343,000	351,860
Total			13,039,601
Health Care 0.1%
American Renal Holdings, Inc. 2nd Lien Term Loan(b)(n) 03/20/20	8.500%	1,054,000	1,017,110
ConvaTec, Inc. Term Loan(b)(n) 12/22/16	5.000%	147,379	147,852
U.S. Renal Care, Inc.(b)(n) 1st Lien Tranche B1 Term Loan 07/03/19	5.250%	737,652	746,873
2nd Lien Term Loan 01/03/20	10.250%	595,000	606,900
United Surgical Partners International, Inc. Tranche B Term Loan(b)(n) 04/03/19	4.750%	307,500	308,422
Total			2,827,157
Lodging —%
Four Seasons Holdings, Inc. 2nd Lien Term Loan(b)(n) 12/28/20	6.250%	148,000	151,700
Hilton Worldwide Financial LLC Tranche B-2 Term Loan(b)(g)(n) 08/07/20	4.000%	496,000	498,738
Playa Resorts Holding Term Loan(b)(n) 08/09/19	4.750%	214,000	215,740
Total			866,178
Media Non-Cable —%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan(b)(n) 09/16/19	7.500%	381,084	389,182

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Packaging —%
Exopack LLC Tranche B Term Loan(b)(g)(n) 04/24/19	0.000%	290,000	293,445
Property & Casualty 0.1%
Alliant Holdings I, Inc. Term Loan(b)(n) 12/20/19	5.000%	194,530	195,114
Asurion LLC Tranche B1 Term Loan(b)(n) 05/24/19	4.500%	1,038,155	1,037,864
Lonestar Intermediate Super Holdings LLC Term Loan(b)(n) 09/02/19	11.000%	1,489,000	1,542,351
Total			2,775,329
Retailers —%
Neiman Marcus Group, Inc. (The) Term Loan(b)(g)(n) 05/16/18	5.000%	486,000	489,101
Rite Aid Corp. Tranche 1 2nd Lien Term Loan(b)(n) 08/21/20	5.750%	548,000	560,527
Total			1,049,628
Technology 0.1%
Ancestry.com, Inc. Tranche B1 Term Loan(b)(n) 12/28/18	5.250%	797,542	801,099
Blue Coat Systems, Inc. 2nd Lien Term Loan(b)(n) 06/28/20	9.500%	669,000	674,018
Digital Insight Corp.(b)(g)(n) 1st Lien Term Loan 10/11/19	4.750%	111,000	110,953
2nd Lien Term Loan 10/11/20	8.750%	131,000	131,436
ION Trading Technologies SARL 2nd Lien Term Loan(b)(n) 05/22/21	8.250%	894,413	898,143
Triple Point Group Holdings, Inc.(b)(n) 1st Lien Term Loan 07/10/20	5.250%	464,000	441,960
2nd Lien Term Loan 07/10/21	9.250%	450,000	419,999
Total			3,477,608

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Wirelines —%
Integra Telecom Holdings, Inc.(b)(n) 2nd Lien Term Loan 02/21/20	9.750%	96,000	98,620
Tranche B Term Loan 02/22/19	5.250%	277,605	280,611
Total			379,231
Total Senior Loans (Cost: $27,052,003)			27,288,659

Common Stocks —%

Issuer	Shares	Value ($)
Financials —%
Insurance —%
Washington Funding Trust LII D Escrow(c)(e)(f)(o)	2,725	—
WMI Holdings Corp.(o)	53,957	58,813
Total		58,813
Total Financials		58,813
Industrials —%
Airlines —%
United Continental Holdings, Inc.(o)	1,493	50,687
Total Common Stocks (Cost: $1,511,115)		109,500

Warrants —%

Energy —%
Energy Equipment & Services —%
Green Field Energy Services, Inc.(a)(c)(o)	1,276	1,289
Total Warrants (Cost: $51,415)		1,289

Treasury Bills 1.3%

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
U.S. Treasury Bills 11/29/13	0.010%	60,814,527	60,814,511
Total Treasury Bills (Cost: $60,814,527)			60,814,511

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Money Market Funds 3.3%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.093%(p)(q)	147,516,673	147,516,673
Total Money Market Funds (Cost: $147,516,673)		147,516,673
Total Investments (Cost: $4,750,044,042)		4,767,020,615
Other Assets & Liabilities, Net		(252,906,145)
Net Assets		4,514,114,470

Investments in Derivatives

Futures Contracts Outstanding at October 31, 2013

At October 31, 2013, securities totaling $11,683,845 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Long Bond, 20-year	(1,558)	USD	(210,037,875)	December 2013	—	(6,393,661)
U.S. Treasury Note, 2-year	1,674	USD	368,986,227	December 2013	965,623	—
U.S. Treasury Note, 5-year	(88)	USD	(10,708,500)	December 2013	—	(56,646)
U.S. Treasury Note, 10-year	(154)	USD	(19,613,345)	December 2013	—	(524,902)
U.S. Treasury Ultra Bond, 30-year	(494)	USD	(71,182,312)	December 2013	—	(2,576,120)
Total					965,623	(9,551,329)

Credit Default Swap Contracts Outstanding at October 31, 2013

Buy Protection

At October 31, 2013, securities totaling $14,490,000 were pledged as collateral to cover open credit default swap contracts. In addition, cash totaling $1,317,000 was received from brokers as collateral.

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	H.J. Heinz Company	December 20, 2017	1.000	25,915,000	78,611	481,446	(30,234)	529,823	—
Goldman Sachs International	Bank of America Corp.	June 20, 2018	1.000	48,035,000	(193,759)	(504,757)	(56,041)	—	(754,557)
Morgan Stanley	Barclays Bank, PLC	June 20, 2018	1.000	15,365,000	(3,556)	(403,429)	(17,926)	—	(424,911)
Citibank	CDX Emerging Markets Index 19-V1	June 20, 2018	5.000	13,955,000	(1,289,126)	705,121	(81,404)	—	(665,409)
Goldman Sachs International	CDX Emerging Markets Index 19-V1	June 20, 2018	5.000	13,715,000	(1,266,955)	509,737	(80,004)	—	(837,222)
JPMorgan	CDX North America High Yield 20	June 20, 2018	5.000	56,965,000	(4,412,647)	2,937,245	(332,296)	—	(1,807,698)
Barclays	CDX North America High Yield Index 20-V1	June 20, 2018	5.000	84,335,000	(6,532,794)	2,208,982	(491,954)	—	(4,815,766)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Credit Default Swap Contracts Outstanding at October 31, 2013

Buy Protection (continued)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	CDX North America Investment Grade 20	June 20, 2018	1.000	97,995,000	(1,563,304)	759,393	(114,328)	—	(918,239)
Goldman Sachs International	Citigroup, Inc.	June 20, 2018	1.000	25,205,000	(170,235)	(66,813)	(29,406)	—	(266,454)
JPMorgan	Citigroup, Inc.	June 20, 2018	1.000	25,205,000	(170,236)	(89,007)	(29,406)	—	(288,649)
Barclays	D.R. Horton, Inc.	June 20, 2018	1.000	34,705,000	1,265,930	(954,714)	(40,489)	270,727	—
JPMorgan	D.R. Horton, Inc.	June 20, 2018	1.000	13,590,000	495,721	(448,739)	(15,855)	31,127	—
Barclays	Goldman Sachs Group, Inc.	June 20, 2018	1.000	14,915,000	49,804	(234,085)	(17,401)	—	(201,682)
Morgan Stanley	Goldman Sachs Group, Inc.	June 20, 2018	1.000	14,425,000	48,168	(219,699)	(16,829)	—	(188,360)
Barclays	Home Depot, Inc.	June 20, 2018	1.000	20,925,000	(676,668)	610,105	(24,413)	—	(90,976)
Goldman Sachs International	Home Depot, Inc.	June 20, 2018	1.000	3,730,000	(120,620)	105,065	(4,352)	—	(19,907)
JPMorgan	Home Depot, Inc.	June 20, 2018	1.000	17,710,000	(572,702)	524,255	(20,662)	—	(69,109)
Barclays	Limited Brands, Inc.	June 20, 2018	1.000	23,085,000	610,737	(1,060,751)	(26,933)	—	(476,947)
Barclays	Marriott International, Inc.	June 20, 2018	1.000	15,560,000	(356,762)	259,272	(18,153)	—	(115,643)
Citibank	Marriott International, Inc.	June 20, 2018	1.000	5,145,000	(117,965)	110,278	(6,003)	—	(13,690)
Goldman Sachs International	Textron, Inc.	June 20, 2018	1.000	22,810,000	115,561	(200,081)	(26,612)	—	(111,132)
Barclays	Toll Brothers, Inc.	June 20, 2018	1.000	9,540,000	218,048	(286,574)	(11,130)	—	(79,656)
Morgan Stanley	Toll Brothers, Inc.	June 20, 2018	1.000	56,095,000	1,282,122	(976,308)	(65,444)	240,370	—
JPMorgan	Barclays Bank, PLC	September 20, 2018	1.000	14,460,000	34,708	(321,466)	(16,870)	—	(303,628)
Citibank	H.J. Heinz Company	September 20, 2018	1.000	15,255,000	344,590	(473,496)	(17,797)	—	(146,703)
Goldman Sachs International	Home Depot, Inc.	September 20, 2018	1.000	25,730,000	(852,226)	740,476	(30,018)	—	(141,768)
Barclays	Morgan Stanley	September 20, 2018	1.000	11,015,000	43,343	(407,301)	(12,851)	—	(376,809)
Citibank	Morgan Stanley	September 20, 2018	1.000	16,525,000	65,024	(639,403)	(19,279)	—	(593,658)
Citibank	Nucor Corp.	September 20, 2018	1.000	10,305,000	(212,374)	71,944	(12,023)	—	(152,453)
Goldman Sachs International	Nucor Corp.	September 20, 2018	1.000	4,115,000	(84,805)	34,486	(4,801)	—	(55,120)
Barclays	Telecom Italia SPA	September 20, 2018	1.000	4,600,000	386,775	(441,167)	(5,366)	—	(59,758)
Morgan Stanley*	CDX North America Investment Grade 21-V1	December 20, 2018	1.000	36,970,000	(208,406)	—	(43,132)	—	(251,538)
Morgan Stanley*	CDX North America Investment Grade 21-V1	December 20, 2018	5.000	37,305,000	119,980	—	(217,613)	—	(97,633)
Total								1,072,047	(14,325,075)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Interest Rate Swap Contracts Outstanding at October 31, 2013

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	0.8160	September 25, 2016	USD	393,000	—	(2,125)
Total							—	(2,125)

*At October 31, 2013, $2,480,521 was held in a margin deposit account as collateral to cover initial margin requirements on open centrally cleared swap contracts.

Notes to Portfolio of Investments

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2013, the value of these securities amounted to $877,294,663 or 19.43% of net assets.

(b)  Variable rate security.

(c)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at October 31, 2013 was $2,483,928, representing 0.06% of net assets. Information concerning such security holdings at October 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
American Mortgage Trust Series 2093-3 Class 3A 07/27/23 8.188%	04/27/95	3,563
Green Field Energy Services, Inc.	11/09/11 - 12/14/11	51,415
Green Field Energy Services, Inc. Secured 11/15/16 13.000%	11/09/11 - 12/14/11	1,235,581
Green Field Energy Services, Inc. Secured 11/15/16 13.000%	10/24/12	31,446
Six Flags, Inc. 06/01/14 0.000%	05/07/10	—
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates 07/01/15 9.300%	08/12/96	1,753,165
Washington Funding Trust LII D Escrow	03/28/08	—
Washington Mutual Bank Subordinated Notes 01/15/15 5.125%	09/25/07 - 05/14/08	24,052,072

(d)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2013, the value of these securities amounted to $694,569, which represents 0.02% of net assets.

(e)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2013, the value of these securities amounted to $19,808,308, which represents 0.44% of net assets.

(f)  Negligible market value.

(g)  Represents a security purchased on a when-issued or delayed delivery basis.

(h)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(i)  Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.

(j)  This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts and swap contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

(k)  Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(l)  Zero coupon bond.

(m)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2013, the value of these securities amounted to $4,918,583 or 0.11% of net assets.

(n)  Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. The interest rate shown reflects the weighted average coupon as of October 31, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(o)  Non-income producing.

(p)  The rate shown is the seven-day current annualized yield at October 31, 2013.

(q)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	7,211,825	1,050,231,495	(909,926,647)	147,516,673	27,742	147,516,673

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

CMO  Collateralized Mortgage Obligation

NPFGC  National Public Finance Guarantee Corporation

PIK    Payment-in-Kind

STRIPS  Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Banking	—	432,459,254	41,069	432,500,323
Entertainment	—	2,103,565	1,785,809	3,889,374
All Other Industries	—	1,593,385,578	—	1,593,385,578
Residential Mortgage-Backed Securities — Agency	—	741,666,299	—	741,666,299
Residential Mortgage-Backed Securities — Non-Agency	—	169,523,786	40,663,288	210,187,074
Commercial Mortgage-Backed Securities — Non-Agency	—	326,801,178	18,757,258	345,558,436
Asset-Backed Securities — Agency	—	121,414,374	—	121,414,374
Asset-Backed Securities — Non-Agency	—	322,506,318	—	322,506,318
U.S. Treasury Obligations	467,699,166	—	—	467,699,166

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
U.S. Government & Agency Obligations	—	35,734,193	—	35,734,193
Foreign Government Obligations	—	49,363,796	—	49,363,796
Municipal Bonds	—	81,402,919	—	81,402,919
Preferred Debt	125,982,133	—	—	125,982,133
Total Bonds	593,681,299	3,876,361,260	61,247,424	4,531,289,983
Equity Securities
Common Stocks
Financials	58,813	—	—	58,813
Industrials	50,687	—	—	50,687
Warrants
Energy	—	1,289	—	1,289
Total Equity Securities	109,500	1,289	—	110,789
Short-Term Securities
Treasury Bills	60,814,511	—	—	60,814,511
Total Short-Term Securities	60,814,511	—	—	60,814,511
Other
Senior Loans
Automotive	—	—	238,476	238,476
Health Care	—	2,220,257	606,900	2,827,157
All Other Industries	—	24,223,026	—	24,223,026
Total Other	—	26,443,283	845,376	27,288,659
Mutual Funds
Money Market Funds	147,516,673	—	—	147,516,673
Total Mutual Funds	147,516,673	—	—	147,516,673
Investments in Securities	802,121,983	3,902,805,832	62,092,800	4,767,020,615
Derivatives
Assets
Futures Contracts	965,623	—	—	965,623
Swap Contracts	—	1,072,047	—	1,072,047
Liabilities
Futures Contracts	(9,551,329)	—	—	(9,551,329)
Swap Contracts	—	(14,327,200)	—	(14,327,200)
Total	793,536,277	3,889,550,679	62,092,800	4,745,179,756

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Residential Mortgage-Backed Securities — Non-Agency ($)	Commercial Mortgage-Backed Securities — Non-Agency ($)	Asset-Backed Securities — Non-Agency ($)	Senior Loans ($)	Total ($)
Balance as of April 30, 2013	2,224,862	75,218,231	21,938,320	184,702,709	476,370	284,560,492
Accrued discounts/premiums	—	31,560	(1,414)	—	1,644	31,790
Realized gain (loss)	7,275	(21,236)	5,165	—	7,459	(1,337)
Change in unrealized appreciation (depreciation)(a)	(7,275)	(376,940)	(47,480)	—	(11,327)	(443,022)
Sales	(397,984)	(7,245,124)	(7,662,334)	—	(474,593)	(15,780,035)
Purchases	—	1,335,664	4,525,001	—	—	5,860,665
Transfers into Level 3	—	—	—	—	845,823	845,823
Transfers out of Level 3	—	(28,278,867)	—	(184,702,709)	—	(212,981,576)
Balance as of October 31, 2013	1,826,878	40,663,288	18,757,258	—	845,376	62,092,800

(a) Change in unrealized appreciation (depreciation) relating to securities held at October 31, 2013 was $(443,021), which is comprised of Corporate Bonds & Notes of $(7,275), Residential Mortgage-Backed Securities — Non-Agency of $(376,940), Commercial Mortgage-Backed Securities — Non-Agency of $(47,480) and Senior Loans of $(11,326).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain residential and commercial backed securities as well as senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Certain corporate bonds classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company's capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change estimated earnings of the respective company might result in change to the comparable companies and market multiples.

Certain residential mortgage backed securities classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities and observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management's determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Statement of Assets and Liabilities

October 31, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $4,602,527,369)	$4,619,503,942
Affiliated issuers (identified cost $147,516,673)	147,516,673
Total investments (identified cost $4,750,044,042)	4,767,020,615
Foreign currency (identified cost $157,957)	152,955
Margin deposits	2,480,521
Unrealized appreciation on swap contracts	1,072,047
Premiums paid on outstanding swap contracts	7,727,920
Receivable for:
Investments sold	97,797,701
Capital shares sold	15,715,476
Dividends	473,080
Interest	34,657,285
Reclaims	32,112
Variation margin	319,813
Expense reimbursement due from Investment Manager	7,692
Prepaid expenses	20,546
Trustees' deferred compensation plan	145,378
Other assets	389,835
Total assets	4,928,012,976
Liabilities
Disbursements in excess of cash	1,731,370
Unrealized depreciation on swap contracts	13,975,904
Premiums received on outstanding swap contracts	10,057,806
Payable for:
Investments purchased	73,831,246
Investments purchased on a delayed delivery basis	287,939,075
Capital shares purchased	15,020,656
Dividend distributions to shareholders	9,972,951
Variation margin	86,738
Investment management fees	50,864
Distribution and/or service fees	18,439
Transfer agent fees	618,337
Administration fees	7,214
Plan administration fees	104
Compensation of board members	173,174
Chief compliance officer expenses	248
Other expenses	18,058
Trustees' deferred compensation plan	145,378
Other liabilities	250,944
Total liabilities	413,898,506
Net assets applicable to outstanding capital stock	$4,514,114,470
Represented by
Paid-in capital	$4,510,628,418
Undistributed net investment income	17,974,421
Accumulated net realized loss	(8,014,558)
Unrealized appreciation (depreciation) on:
Investments	16,976,573
Foreign currency translations	(5,002)
Futures contracts	(8,585,706)
Swap contracts	(14,859,676)
Total — representing net assets applicable to outstanding capital stock	$4,514,114,470
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Statement of Assets and Liabilities (continued)

October 31, 2013 (Unaudited)

Class A
Net assets	$1,707,882,840
Shares outstanding	187,419,744
Net asset value per share	$9.11
Maximum offering price per share(a)	$9.42
Class B
Net assets	$26,197,305
Shares outstanding	2,874,753
Net asset value per share	$9.11
Class C
Net assets	$74,680,592
Shares outstanding	8,195,804
Net asset value per share	$9.11
Class I
Net assets	$606,433,447
Shares outstanding	66,468,852
Net asset value per share	$9.12
Class K
Net assets	$15,145,157
Shares outstanding	1,662,598
Net asset value per share	$9.11
Class R
Net assets	$2,782,075
Shares outstanding	305,230
Net asset value per share	$9.11
Class R4
Net assets	$5,303,222
Shares outstanding	582,758
Net asset value per share	$9.10
Class R5
Net assets	$1,756,370
Shares outstanding	192,980
Net asset value per share	$9.10
Class W
Net assets	$617,564,298
Shares outstanding	67,703,894
Net asset value per share	$9.12

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Statement of Assets and Liabilities (continued)

October 31, 2013 (Unaudited)

Class Y
Net assets	$1,266,172
Shares outstanding	138,884
Net asset value per share	$9.12
Class Z
Net assets	$1,455,102,992
Shares outstanding	159,634,705
Net asset value per share	$9.12

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.25%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Statement of Operations

Six Months Ended October 31, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$4,201,797
Dividends — affiliated issuers	27,742
Interest	81,936,375
Total income	86,165,914
Expenses:
Investment management fees	10,245,757
Distribution and/or service fees
Class A	2,382,792
Class B	168,026
Class C	424,567
Class R	7,448
Class W	897,084
Transfer agent fees
Class A	1,555,481
Class B	27,452
Class C	69,303
Class R	2,431
Class R4	528
Class W	585,083
Class Z	1,354,193
Administration fees	1,438,254
Plan administration fees
Class K	70,457
Compensation of board members	62,071
Custodian fees	61,055
Printing and postage fees	272,311
Registration fees	126,108
Professional fees	80,503
Chief compliance officer expenses	1,440
Other	35,988
Total expenses	19,868,332
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,233,088)
Fees waived by Distributor — Class C	(63,685)
Expense reductions	(4,119)
Total net expenses	18,567,440
Net investment income	67,598,474
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(24,131,764)
Futures contracts	23,324,078
Swap contracts	(15,271,293)
Net realized loss	(16,078,979)
Net change in unrealized appreciation (depreciation) on:
Investments	(218,880,401)
Foreign currency translations	(11,400)
Futures contracts	10,878,806
Swap contracts	(3,398,134)
Net change in unrealized appreciation (depreciation)	(211,411,129)
Net realized and unrealized loss	(227,490,108)
Net decrease in net assets from operations	$(159,891,634)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Statement of Changes in Net Assets

	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013(a)(b)
Operations
Net investment income	$67,598,474	$102,122,344
Net realized gain (loss)	(16,078,979)	78,594,468
Net change in unrealized appreciation (depreciation)	(211,411,129)	21,638,692
Net increase (decrease) in net assets resulting from operations	(159,891,634)	202,355,504
Distributions to shareholders
Net investment income
Class A	(21,875,410)	(16,679,237)
Class B	(259,784)	(193,638)
Class C	(723,590)	(944,798)
Class I	(7,117,716)	(5,713,462)
Class K	(657,401)	(253,776)
Class R	(30,553)	(68,280)
Class R4	(8,381)	(113)
Class R5	(14,148)	(785)
Class W	(8,256,728)	(2,433,731)
Class Y	(2,958)	(33)
Class Z	(21,049,808)	(68,260,950)
Net realized gains
Class A	—	(6,509,133)
Class B	—	(77,797)
Class C	—	(589,734)
Class I	—	(3,021,955)
Class R	—	(41,497)
Class R4	—	(39)
Class R5	—	(39)
Class W	—	(41)
Class Y	—	(39)
Class Z	—	(34,488,627)
Total distributions to shareholders	(59,996,477)	(139,277,704)
Increase (decrease) in net assets from capital stock activity	(779,289,056)	2,081,434,307
Total increase (decrease) in net assets	(999,177,167)	2,144,512,107
Net assets at beginning of period	5,513,291,637	3,368,779,530
Net assets at end of period	$4,514,114,470	$5,513,291,637
Undistributed net investment income	$17,974,421	$10,372,424

(a) Class R4, Class R5 and Class Y shares are for the period from November 8, 2012 (commencement of operations) to April 30, 2013.

(b) Class K shares are for the period from February 28, 2013 (commencement of operations) to April 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30, 2013(a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(c)	10,067,681	92,409,997	24,283,504	230,763,450
Fund merger	—	—	198,219,171	1,862,923,968
Distributions reinvested	2,160,451	19,717,532	2,261,290	21,439,614
Redemptions	(53,270,395)	(488,328,782)	(33,830,244)	(320,361,795)
Net increase (decrease)	(41,042,263)	(376,201,253)	190,933,721	1,794,765,237
Class B shares
Subscriptions	44,699	411,474	54,844	521,307
Fund merger	—	—	4,174,593	39,221,455
Distributions reinvested	25,845	236,073	18,059	171,101
Redemptions(c)	(1,616,456)	(14,738,778)	(474,566)	(4,494,681)
Net increase (decrease)	(1,545,912)	(14,091,231)	3,772,930	35,419,182
Class C shares
Subscriptions	312,470	2,863,723	913,847	8,674,820
Fund merger	—	—	6,533,646	61,397,806
Distributions reinvested	62,778	572,918	117,809	1,117,090
Redemptions	(2,268,698)	(20,711,551)	(1,266,074)	(11,981,160)
Net increase (decrease)	(1,893,450)	(17,274,910)	6,299,228	59,208,556
Class I shares
Subscriptions	25,798,007	237,516,972	30,024,422	285,095,553
Fund merger	—	—	24,395,358	229,375,037
Distributions reinvested	779,658	7,117,605	919,952	8,735,796
Redemptions	(8,523,297)	(77,309,048)	(16,541,570)	(157,602,196)
Net increase	18,054,368	167,325,529	38,798,162	365,604,190
Class K shares
Subscriptions	655,812	6,038,734	256,909	2,425,527
Fund merger	—	—	8,041,771	75,638,161
Distributions reinvested	71,953	657,158	26,819	253,757
Redemptions	(7,049,159)	(63,551,150)	(341,507)	(3,225,675)
Net increase (decrease)	(6,321,394)	(56,855,258)	7,983,992	75,091,770
Class R shares
Subscriptions	33,185	306,899	96,458	912,848
Fund merger	—	—	22,650	212,706
Distributions reinvested	2,923	26,678	10,356	98,218
Redemptions	(52,397)	(475,506)	(88,162)	(833,337)
Net increase (decrease)	(16,289)	(141,929)	41,302	390,435

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30, 2013(a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class R4 shares
Subscriptions	582,172	5,320,679	4,681	44,354
Fund merger	—	—	1,369	12,868
Distributions reinvested	905	8,222	5	44
Redemptions	(6,374)	(57,863)	—	—
Net increase	576,703	5,271,038	6,055	57,266
Class R5 shares
Subscriptions	159,192	1,466,710	15,035	142,470
Fund merger	—	—	18,399	172,776
Distributions reinvested	1,537	13,983	76	715
Redemptions	(1,246)	(11,332)	(13)	(116)
Net increase	159,483	1,469,361	33,497	315,845
Class W shares
Subscriptions	9,200,111	84,543,132	2,414,231	22,831,790
Fund merger	—	—	78,413,367	737,730,049
Distributions reinvested	904,157	8,256,582	256,929	2,433,607
Redemptions	(21,648,489)	(197,004,388)	(1,836,686)	(17,370,540)
Net increase (decrease)	(11,544,221)	(104,204,674)	79,247,841	745,624,906
Class Y shares
Subscriptions	144,460	1,307,406	258	2,500
Distributions reinvested	320	2,921	1	6
Redemptions	(6,155)	(55,966)	—	—
Net increase	138,625	1,254,361	259	2,506
Class Z shares
Subscriptions	5,776,238	53,039,201	42,069,487	398,912,686
Fund merger	—	—	443,605	4,172,784
Distributions reinvested	845,897	7,722,748	3,513,181	33,328,559
Redemptions	(48,773,558)	(446,602,039)	(151,186,189)	(1,431,459,615)
Net decrease	(42,151,423)	(385,840,090)	(105,159,916)	(995,045,586)
Total net increase (decrease)	(85,585,773)	(779,289,056)	221,957,071	2,081,434,307

(a) Class K shares are for the period from February 28, 2013 (commencement of operations) to April 30, 2013.

(b) Class R4, Class R5 and Class Y shares are for the period from November 8, 2012 (commencement of operations) to April 30, 2013.

(c) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended March 31,
Class A	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$9.49		$9.39		$9.33		$9.08		$8.95		$7.72		$8.71
Income from investment operations:
Net investment income	0.12		0.28		0.03		0.33		0.36		0.43		0.43
Net realized and unrealized gain (loss)	(0.39)		0.23		0.05		0.28		0.15		1.26		(0.97)
Total from investment operations	(0.27)		0.51		0.08		0.61		0.51		1.69		(0.54)
Less distributions to shareholders:
Net investment income	(0.11)		(0.26)		(0.02)		(0.36)		(0.38)		(0.46)		(0.43)
Net realized gains	—		(0.15)		—		—		—		—		(0.02)
Total distributions to shareholders	(0.11)		(0.41)		(0.02)		(0.36)		(0.38)		(0.46)		(0.45)
Proceeds from regulatory settlements	—		—		—		0.00	(b)	—		0.00	(b)	—
Net asset value, end of period	$9.11		$9.49		$9.39		$9.33		$9.08		$8.95		$7.72
Total return	(2.88%)		5.52%		0.91%		6.82%		5.80%		22.31%		(6.34%)
Ratios to average net assets(c)
Total gross expenses	0.91	%(d)	0.94%		0.96	%(d)	0.95	%(e)	0.97	%(e)	1.00	%(e)	0.99	%(e)
Total net expenses(f)	0.85	%(d)(g)	0.86	%(g)	0.84	%(d)	0.84	%(e)(g)	0.92	%(e)(g)	0.90	%(e)(g)	0.89	%(e)(g)
Net investment income	2.60	%(d)	2.94%		3.35	%(d)	3.62%		4.02%		5.01%		5.33%
Supplemental data
Net assets, end of period (in thousands)	$1,707,883		$2,168,079		$352,338		$338,578		$201,506		$163,333		$153,435
Portfolio turnover	149	%(h)	239	%(h)	10	%(h)	170	%(h)	177%		160%		137%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 106% for the six months ended October 31, 2013 and 205%, 9% and 157% for the years ended April 30, 2013, April 30, 2012 and March 31, 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended March 31,
Class B	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$9.49		$9.39		$9.33		$9.08		$8.95		$7.72		$8.71
Income from investment operations:
Net investment income	0.08		0.21		0.02		0.27		0.30		0.37		0.37
Net realized and unrealized gain (loss)	(0.39)		0.23		0.06		0.27		0.15		1.26		(0.97)
Total from investment operations	(0.31)		0.44		0.08		0.54		0.45		1.63		(0.60)
Less distributions to shareholders:
Net investment income	(0.07)		(0.19)		(0.02)		(0.29)		(0.32)		(0.40)		(0.37)
Net realized gains	—		(0.15)		—		—		—		—		(0.02)
Total distributions to shareholders	(0.07)		(0.34)		(0.02)		(0.29)		(0.32)		(0.40)		(0.39)
Proceeds from regulatory settlements	—		—		—		0.00	(b)	—		0.00	(b)	—
Net asset value, end of period	$9.11		$9.49		$9.39		$9.33		$9.08		$8.95		$7.72
Total return	(3.24%)		4.74%		0.85%		6.01%		5.03%		21.41%		(7.04%)
Ratios to average net assets(c)
Total gross expenses	1.65	%(d)	1.69%		1.71	%(d)	1.72	%(e)	1.68	%(e)	1.65	%(e)	1.64	%(e)
Total net expenses(f)	1.60	%(d)(g)	1.61	%(g)	1.59	%(d)	1.59	%(e)(g)	1.67	%(e)(g)	1.65	%(e)(g)	1.64	%(e)(g)
Net investment income	1.83	%(d)	2.20%		2.59	%(d)	2.93%		3.32%		4.29%		4.59%
Supplemental data
Net assets, end of period (in thousands)	$26,197		$41,955		$6,081		$6,253		$14,779		$31,476		$37,247
Portfolio turnover	149	%(h)	239	%(h)	10	%(h)	170	%(h)	177%		160%		137%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 106% for the six months ended October 31, 2013 and 205%, 9% and 157% for the years ended April 30, 2013, April 30, 2012 and March 31, 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended March 31,
Class C	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$9.49		$9.39		$9.33		$9.08		$8.95		$7.72		$8.71
Income from investment operations:
Net investment income	0.09		0.22		0.02		0.28		0.31		0.38		0.39
Net realized and unrealized gain (loss)	(0.39)		0.23		0.06		0.28		0.15		1.26		(0.98)
Total from investment operations	(0.30)		0.45		0.08		0.56		0.46		1.64		(0.59)
Less distributions to shareholders:
Net investment income	(0.08)		(0.20)		(0.02)		(0.31)		(0.33)		(0.41)		(0.38)
Net realized gains	—		(0.15)		—		—		—		—		(0.02)
Total distributions to shareholders	(0.08)		(0.35)		(0.02)		(0.31)		(0.33)		(0.41)		(0.40)
Proceeds from regulatory settlements	—		—		—		0.00	(b)	—		0.00	(b)	—
Net asset value, end of period	$9.11		$9.49		$9.39		$9.33		$9.08		$8.95		$7.72
Total return	(3.17%)		4.90%		0.86%		6.20%		5.17%		21.59%		(6.91%)
Ratios to average net assets(c)
Total gross expenses	1.66	%(d)	1.69%		1.71	%(d)	1.70	%(e)	1.68	%(e)	1.65	%(e)	1.64	%(e)
Total net expenses(f)	1.45	%(d)(g)	1.46	%(g)	1.44	%(d)	1.44	%(e)(g)	1.52	%(e)(g)	1.50	%(e)(g)	1.49	%(e)(g)
Net investment income	2.00	%(d)	2.37%		2.75	%(d)	3.04%		3.42%		4.43%		4.74%
Supplemental data
Net assets, end of period (in thousands)	$74,681		$95,745		$35,579		$35,304		$33,885		$30,731		$31,372
Portfolio turnover	149	%(h)	239	%(h)	10	%(h)	170	%(h)	177%		160%		137%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 106% for the six months ended October 31, 2013 and 205%, 9% and 157% for the years ended April 30, 2013, April 30, 2012 and March 31, 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended March 31,
Class I	(Unaudited)		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$9.50		$9.39		$9.33		$9.08		$9.21
Income from investment operations:
Net investment income	0.14		0.31		0.03		0.37		0.19
Net realized and unrealized gain (loss)	(0.40)		0.24		0.06		0.27		(0.11)
Total from investment operations	(0.26)		0.55		0.09		0.64		0.08
Less distributions to shareholders:
Net investment income	(0.12)		(0.29)		(0.03)		(0.39)		(0.21)
Net realized gains	—		(0.15)		—		—		—
Total distributions to shareholders	(0.12)		(0.44)		(0.03)		(0.39)		(0.21)
Proceeds from regulatory settlements	—		—		—		0.00	(c)	—
Net asset value, end of period	$9.12		$9.50		$9.39		$9.33		$9.08
Total return	(2.71%)		6.00%		0.94%		7.17%		0.87%
Ratios to average net assets(d)
Total gross expenses	0.50	%(e)	0.50%		0.52	%(e)	0.51	%(f)	0.53	%(e)(f)
Total net expenses(g)	0.50	%(e)	0.50%		0.52	%(e)	0.51	%(f)(h)	0.52	%(e)(f)(h)
Net investment income	2.98	%(e)	3.31%		3.68	%(e)	4.01%		4.05	%(e)
Supplemental data
Net assets, end of period (in thousands)	$606,433		$459,989		$90,345		$86,768		$26,866
Portfolio turnover	149	%(i)	239	%(i)	10	%(i)	170	%(i)	177%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 106% for the six months ended October 31, 2013 and 205%, 9% and 157% for the years ended April 30, 2013, April 30, 2012 and March 31, 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Financial Highlights (continued)

Class K	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30, 2013(a)
Per share data
Net asset value, beginning of period	$9.49		$9.42
Income from investment operations:
Net investment income	0.11		0.05
Net realized and unrealized gain (loss)	(0.38)		0.06
Total from investment operations	(0.27)		0.11
Less distributions to shareholders:
Net investment income	(0.11)		(0.04)
Total distributions to shareholders	(0.11)		(0.04)
Net asset value, end of period	$9.11		$9.49
Total return	(2.84%)		1.19%
Ratios to average net assets(b)
Total gross expenses	0.73	%(c)	0.79	%(c)
Total net expenses(d)	0.73	%(c)	0.79	%(c)
Net investment income	2.61	%(c)	2.97	%(c)
Supplemental data
Net assets, end of period (in thousands)	$15,145		$75,741
Portfolio turnover	149	%(e)	239	%(e)

Notes to Financial Highlights

(a)  For the period from February 28, 2013 (commencement of operations) to April 30, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 106% for the six months ended October 31, 2013 and 205% for the year ended April 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended March 31,
Class R	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$9.49		$9.39		$9.33		$9.08		$8.95		$7.72		$8.71
Income from investment operations:
Net investment income	0.13		0.26		0.02		0.31		0.34		0.41		0.41
Net realized and unrealized gain (loss)	(0.42)		0.23		0.06		0.28		0.15		1.26		(0.97)
Total from investment operations	(0.29)		0.49		0.08		0.59		0.49		1.67		(0.56)
Less distributions to shareholders:
Net investment income	(0.09)		(0.24)		(0.02)		(0.34)		(0.36)		(0.44)		(0.41)
Net realized gains	—		(0.15)		—		—		—		—		(0.02)
Total distributions to shareholders	(0.09)		(0.39)		(0.02)		(0.34)		(0.36)		(0.44)		(0.43)
Proceeds from regulatory settlements	—		—		—		0.00	(b)	—		0.00	(b)	—
Net asset value, end of period	$9.11		$9.49		$9.39		$9.33		$9.08		$8.95		$7.72
Total return	(3.00%)		5.26%		0.89%		6.55%		5.54%		22.01%		(6.58%)
Ratios to average net assets(c)
Total gross expenses	1.16	%(d)	1.20%		1.21	%(d)	1.20	%(e)	1.18	%(e)	1.15	%(e)	1.14	%(e)
Total net expenses(f)	1.10	%(d)(g)	1.12	%(g)	1.09	%(d)	1.09	%(e)(g)	1.17	%(e)(g)	1.15	%(e)(g)	1.14	%(e)(g)
Net investment income	2.35	%(d)	2.73%		3.08	%(d)	3.39%		3.75%		4.78%		5.11%
Supplemental data
Net assets, end of period (in thousands)	$2,782		$3,052		$2,631		$2,786		$2,969		$1,694		$1,819
Portfolio turnover	149	%(h)	239	%(h)	10	%(h)	170	%(h)	177%		160%		137%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 106% for the six months ended October 31, 2013 and 205%, 9% and 157% for the years ended April 30, 2013, April 30, 2012 and March 31, 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Financial Highlights (continued)

Class R4	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30, 2013(a)
Per share data
Net asset value, beginning of period	$9.48		$9.66
Income from investment operations:
Net investment income	0.12		0.14
Net realized and unrealized loss	(0.38)		(0.05	)(b)
Total from investment operations	(0.26)		0.09
Less distributions to shareholders:
Net investment income	(0.12)		(0.12)
Net realized gains	—		(0.15)
Total distributions to shareholders	(0.12)		(0.27)
Net asset value, end of period	$9.10		$9.48
Total return	(2.76%)		0.99%
Ratios to average net assets(c)
Total gross expenses	0.66	%(d)	0.67	%(d)
Total net expenses(e)	0.60	%(d)(f)	0.60	%(d)
Net investment income	2.91	%(d)	3.26	%(d)
Supplemental data
Net assets, end of period (in thousands)	$5,303		$57
Portfolio turnover	149	%(g)	239	%(g)

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to April 30, 2013.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 106% for the six months ended October 31, 2013 and 205% for the year ended April 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Financial Highlights (continued)

Class R5	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30, 2013(a)
Per share data
Net asset value, beginning of period	$9.48		$9.66
Income from investment operations:
Net investment income	0.14		0.15
Net realized and unrealized loss	(0.40)		(0.05	)(b)
Total from investment operations	(0.26)		0.10
Less distributions to shareholders:
Net investment income	(0.12)		(0.13)
Net realized gains	—		(0.15)
Total distributions to shareholders	(0.12)		(0.28)
Net asset value, end of period	$9.10		$9.48
Total return	(2.72%)		1.03%
Ratios to average net assets(c)
Total gross expenses	0.50	%(d)	0.54	%(d)
Total net expenses(e)	0.50	%(d)	0.54	%(d)
Net investment income	3.02	%(d)	3.30	%(d)
Supplemental data
Net assets, end of period (in thousands)	$1,756		$318
Portfolio turnover	149	%(f)	239	%(f)

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to April 30, 2013.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 106% for the six months ended October 31, 2013 and 205% for the year ended April 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended March 31,
Class W	(Unaudited)		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$9.50		$9.39		$9.33		$9.08		$9.21
Income from investment operations:
Net investment income	0.12		0.27		0.03		0.34		0.17
Net realized and unrealized gain (loss)	(0.39)		0.25		0.05		0.27		(0.11)
Total from investment operations	(0.27)		0.52		0.08		0.61		0.06
Less distributions to shareholders:
Net investment income	(0.11)		(0.26)		(0.02)		(0.36)		(0.19)
Net realized gains	—		(0.15)		—		—		—
Total distributions to shareholders	(0.11)		(0.41)		(0.02)		(0.36)		(0.19)
Proceeds from regulatory settlements	—		—		—		0.00	(c)	—
Net asset value, end of period	$9.12		$9.50		$9.39		$9.33		$9.08
Total return	(2.88%)		5.59%		0.91%		6.84%		0.69%
Ratios to average net assets(d)
Total gross expenses	0.91	%(e)	0.92%		0.94	%(e)	0.94	%(f)	0.89	%(e)(f)
Total net expenses(g)	0.85	%(e)(h)	0.85	%(h)	0.82	%(e)	0.83	%(f)(h)	0.87	%(e)(f)(h)
Net investment income	2.61	%(e)	2.91%		3.38	%(e)	3.64%		3.62	%(e)
Supplemental data
Net assets, end of period (in thousands)	$617,564		$752,819		$3		$3		$2
Portfolio turnover	149	%(i)	239	%(i)	10	%(i)	170	%(i)	177%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 106% for the six months ended October 31, 2013 and 205%, 9% and 157% for the years ended April 30, 2013, April 30, 2012 and March 31, 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Financial Highlights (continued)

Class Y	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30, 2013(a)
Per share data
Net asset value, beginning of period	$9.49		$9.67
Income from investment operations:
Net investment income	0.15		0.14
Net realized and unrealized loss	(0.40)		(0.04	)(b)
Total from investment operations	(0.25)		0.10
Less distributions to shareholders:
Net investment income	(0.12)		(0.13)
Net realized gains	—		(0.15)
Total distributions to shareholders	(0.12)		(0.28)
Net asset value, end of period	$9.12		$9.49
Total return	(2.60%)		1.05%
Ratios to average net assets(c)
Total gross expenses	0.55	%(d)	0.45	%(d)
Total net expenses(e)	0.50	%(d)	0.45	%(d)
Net investment income	3.31	%(d)	3.18	%(d)
Supplemental data
Net assets, end of period (in thousands)	$1,266		$2
Portfolio turnover	149	%(f)	239	%(f)

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to April 30, 2013.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 106% for the six months ended October 31, 2013 and 205% for the year ended April 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended March 31,
Class Z	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$9.49		$9.39		$9.33		$9.08		$8.95		$7.72		$8.71
Income from investment operations:
Net investment income	0.13		0.31		0.03		0.36		0.39		0.45		0.45
Net realized and unrealized gain (loss)	(0.38)		0.23		0.06		0.27		0.15		1.26		(0.97)
Total from investment operations	(0.25)		0.54		0.09		0.63		0.54		1.71		(0.52)
Less distributions to shareholders:
Net investment income	(0.12)		(0.29)		(0.03)		(0.38)		(0.41)		(0.48)		(0.45)
Net realized gains	—		(0.15)		—		—		—		—		(0.02)
Total distributions to shareholders	(0.12)		(0.44)		(0.03)		(0.38)		(0.41)		(0.48)		(0.47)
Proceeds from regulatory settlements	—		—		—		0.00	(b)	—		0.00	(b)	—
Net asset value, end of period	$9.12		$9.49		$9.39		$9.33		$9.08		$8.95		$7.72
Total return	(2.66%)		5.79%		0.93%		7.08%		6.07%		22.62%		(6.11%)
Ratios to average net assets(c)
Total gross expenses	0.66	%(d)	0.70%		0.71	%(d)	0.70	%(e)	0.68	%(e)	0.65	%(e)	0.64	%(e)
Total net expenses(f)	0.60	%(d)(g)	0.62	%(g)	0.59	%(d)	0.59	%(e)(g)	0.67	%(e)(g)	0.65	%(e)(g)	0.64	%(e)(g)
Net investment income	2.84	%(d)	3.23%		3.60	%(d)	3.89%		4.28%		5.26%		5.58%
Supplemental data
Net assets, end of period (in thousands)	$1,455,103		$1,915,534		$2,881,803		$2,853,669		$2,835,104		$1,973,020		$1,710,920
Portfolio turnover	149	%(h)	239	%(h)	10	%(h)	170	%(h)	177%		160%		137%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 106% for the six months ended October 31, 2013 and 205%, 9% and 157% for the years ended April 30, 2013, April 30, 2012 and March 31, 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Notes to Financial Statements

October 31, 2013 (Unaudited)

Note 1. Organization

Columbia Intermediate Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These

Semiannual Report 2013

Columbia Intermediate Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. A Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any initial margin held by the counterparty. With exchange traded or centrally cleared derivatives, there is minimal counterparty credit risk to the

Semiannual Report 2013

Columbia Intermediate Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between a Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation

Semiannual Report 2013

Columbia Intermediate Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Swap Contracts

Swap contracts are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the CCP) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statements of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contacts, the Fund has minimal credit exposure to the counterparty as the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index, increase or decrease its credit exposure to a single issuer of debt securities, and increase or decrease its credit exposure to a specific debt security or a basket of debt securities. Additionally, credit default swap contracts were used to hedge the Fund's exposure on a debt security that it owns or in lieu of selling such debt security. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. Credit events are contact specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

Interest Rate Swap Contracts

The Fund entered into interest rate swap transactions to gain exposure to or protect itself from market rate changes. These instruments may be used for other purposes in future periods. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the contract between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of October 31, 2013:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Asset Derivatives:
Over-the-Counter Swap Contracts	1,072,047	—	1,072,047	1,072,047	240,370	—	(240,370)
				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(c)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)	Net Amount($)(d)
Liability Derivatives:
Over-the-Counter Swap Contracts	13,975,904	—	13,975,904	1,072,047	831,677	—	12,072,180
Centrally Cleared Swap Contracts(e)	39,738	—	39,738	—	—	—	39,738
Total	14,015,642	—	14,015,642	1,072,047	831,677	—	12,111,918

(a)  Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)  Represents the net amount due from counterparties in the event of default.

(c)  Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(d)  Represents the net amount due to counterparties in the event of default.

(e)  Centrally cleared swaps are included within payable for variation margin on the Statement of Assets and Liabilities.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at October 31, 2013:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	1,072,047	*
Credit risk	Premiums paid on outstanding swap contracts	7,727,791
Interest rate risk	Net assets — unrealized appreciation on futures contracts	965,623	*
Interest rate risk	Premiums paid on outstanding swap contracts	129
Total		9,765,590
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	14,325,075	*
Credit risk	Premiums received on outstanding swap contracts	10,057,806
Interest rate risk	Net assets — unrealized depreciation on futures contracts	9,551,329	*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	2,125	*
Total		33,936,335

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended October 31, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	(15,493,067)	(15,493,067)
Interest rate risk	23,324,078	221,774	23,545,852
Total	23,324,078	(15,271,293)	8,052,785
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	(3,396,009)	(3,396,009)
Interest rate risk	10,878,806	(2,125)	10,876,681
Total	10,878,806	(3,398,134)	7,480,672

The following table is a summary of the volume of derivative instruments for the six months ended October 31, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	19,788
Swap contracts	2
Derivative Instrument	Aggregate Notional Opened ($)
Credit default swap contracts — buy protection	523,305,000

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital

Semiannual Report 2013

Columbia Intermediate Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Investments in Loans

The Fund may invest in loan participations and assignments of all or a portion of a loan. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (Selling Participant), but not the borrower, and assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Fund and the borrower. In addition, the Fund may not directly benefit from the collateral supporting the loan that it has purchased from the Selling Participant. In contrast, when the Fund purchases an assignment of a loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund's rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce their rights only through an administrative agent. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have their interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

Stripped Securities

The Fund may invest in Interest Only (IO) and Principal Only (PO) stripped mortgage-backed securities. These securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in an IO security, therefore the daily interest accrual factor is adjusted each month to reflect the paydown of principal. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Corporate actions and dividend income are recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.43% to 0.30% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended October 31, 2013 was 0.41% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended October 31, 2013 was 0.06% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class Y shares are not subject to transfer agent fees through April 30, 2014.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

For the six months ended October 31, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.16%
Class B	0.16
Class C	0.16
Class K	0.00	*
Class R	0.16
Class R4	0.16
Class R5	0.00	*
Class W	0.16
Class Z	0.16

*Rounds to less than 0.00%.

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At October 31, 2013, the Fund's total potential future obligation over the life of the Guaranty is $16,526. The liability remaining at October 31, 2013 for non-recurring charges associated with the lease amounted to $10,029 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2013, these minimum account balance fees reduced total expenses by $4,119.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class B, Class C, Class R and Class W shares, respectively.

The Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), but currently limit such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.60% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

The Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $131,605 for Class A, $6,573 for Class B and $1,786 for Class C shares for the six months ended October 31, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below as well as any reorganization costs allocated to the Fund) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges

Semiannual Report 2013

Columbia Intermediate Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through December 31, 2014
Class A	0.85%
Class B	1.60
Class C	1.60
Class I	0.50
Class K	0.80
Class R	1.10
Class R4	0.60
Class R5	0.55
Class W	0.85
Class Y	0.50
Class Z	0.60

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement. Reorganization (see Note 9) costs were allocated to the Fund only to the extent they are expected to be offset by the anticipated reduction in expenses borne by the Fund's shareholders during the first year following the reorganization.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2013, the cost of investments for federal income tax purposes was approximately $4,750,044,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$109,371,000
Unrealized depreciation	(92,394,000)
Net unrealized appreciation	$16,977,000

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late post-October capital losses of $13,660,743 at April 30, 2013 as arising on May 1, 2013.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $7,440,525,674 and $8,204,482,247, respectively, for the six months ended October 31, 2013, of which $5,795,778,394 and $5,789,963,530, respectively, were U.S. government securities.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At October 31, 2013, one unaffiliated shareholder account owned 19.3% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Affiliated shareholder accounts owned 40.0% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 10, 2013, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, continues to permit collective borrowings up to $500 million under the same terms and interest rates as described above. Effective December 10, 2013, the Fund pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended October 31, 2013.

Note 9. Fund Merger

At the close of business on March 15, 2013, the Fund acquired the assets and assumed the identified liabilities of Columbia Diversified Bond Fund, a series of Columbia Funds Series Trust II (the acquired fund). The reorganization was completed after shareholders of the acquired fund approved a plan of reorganization on February 27, 2013. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $2,558,418,370 and the combined net assets immediately after the acquisition were $5,569,275,980.

The merger was accomplished by a tax-free exchange of 607,096,686 shares of the acquired fund valued at $3,010,857,610 (including $80,476,192 of unrealized appreciation).

In exchange for the acquired fund's shares, the Fund issued the following number of shares:

Shares
Class A	198,219,171
Class B	4,174,593
Class C	6,533,646
Class I	24,395,358
Class K	8,041,771
Class R	22,650
Class R4	1,369
Class R5	18,399
Class W	78,413,367
Class Z	443,605

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired fund's cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund's Statement of Operations since the merger was completed.

Assuming the merger had been completed on May 1, 2012 the Fund's pro-forma net investment income (loss), net gain (loss) on investments, net change in unrealized appreciation (depreciation) and net increase in net assets from operations for the year ended April 30, 2013 would have been approximately $174.8 million, $167.8 million, $(5.4) million and $337.4 million, respectively.

Note 10. Significant Risks

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market's assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most

Semiannual Report 2013

Columbia Intermediate Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Mortgage-Backed Securities Risk

The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market's assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the

SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Board Consideration and Approval of Advisory Agreement

On June 14, 2013, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Intermediate Bond Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 5, 2013, April 24, 2013 and June 13, 2013, and at the Board meeting held on June 14, 2013. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2013, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 14, 2013, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by the independent third-party data provider);

•  The terms and conditions of the Advisory Agreement;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of comparable portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Board Consideration and Approval of Advisory Agreement (continued)

Nature, Extent and Quality of Services Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate Administrative Services Agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreement supported the continuation of the Advisory Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons.

The Committee and the Board noted that, through December 31, 2012, the Fund's performance was in the forty-third, forty-seventh and forty-second percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund supported the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board noted that the Fund's actual management fee and net expense ratio are both ranked in the third quintile (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk

Semiannual Report 2013

Columbia Intermediate Bond Fund

Board Consideration and Approval of Advisory Agreement (continued)

profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2012 to profitability levels realized in 2011. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the Fund, the expense ratio of the Fund, and the implementation of expense limitations with respect to the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Board Consideration and Approval of Advisory Agreement (continued)

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

Semiannual Report 2013

Columbia Intermediate Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013

Columbia Intermediate Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR166_04_C01_(12/13)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	December 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	December 19, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	December 19, 2013